united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinatti OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Bailey, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 09/30/21

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Income Opportunities Fund

Class A: IOFAX     Class C: IOFCX     Class I: IOFIX

AlphaCentric Premium Opportunity Fund

Class A: HMXAX     Class C: HMXCX     Class I: HMXIX

AlphaCentric Robotics and Automation Fund

Class A: GNXAX     Class C: GNXCX     Class I: GNXIX

AlphaCentric Symmetry Strategy Fund

Class A: SYMAX     Class C: SYMCX     Class I: SYMIX

AlphaCentric LifeSci Healthcare Fund

Class A: LYFAX     Class C: LYFCX     Class I: LYFIX

AlphaCentric Municipal Opportunities Fund

Class A: MUNAX     Class C: MUNCX     Class I: MUNIX

AlphaCentric Strategic Income Fund

Class A: SIIAX     Class C: SIICX     Class I: SIIIX

September 30, 2021

AlphaCentric Advisors LLC

53 Palmeras Street, Suite 601

San Juan, PR 00901

1-844-223-8637

AlphaCentric Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception *** -
	Six Months	One Year	Three Years	Five Years	September 30, 2021
Class A (IOFAX)	6.72%	17.93%	3.56%	6.12%	7.76%
Class A (IOFAX) with 4.75% load	1.68%	12.32%	1.89%	5.10%	6.93%
Class C (IOFCX)	6.35%	17.03%	2.78%	5.33%	6.97%
Class I (IOFIX)	6.85%	18.21%	3.82%	6.38%	8.02%
Bloomberg U.S. Aggregate Bond Index **	1.88%	(0.90)%	5.36%	2.94%	3.18%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2022, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus were 1.96%, 2.71% and 1.71% for the Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus were 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments.

***	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Holdings by Security Type	% of Net Assets
Non-Agency Residential Mortgage Backed Securities	91.4%
Exchange Traded Funds	5.8%
Real Estate Investment Trusts	1.5%
Asset Backed Securities	0.1%
Other / Cash & Cash Equivalents	1.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Premium Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception ++ -
	Six Months	One Year	Three Years	Five Years	September 30, 2021
Class A (HMXAX) without load	2.36%	8.64%	16.41%	9.07%	—
Class A (HMXAX) with 5.75% load	(3.51)%	2.39%	14.12%	7.78%	—
Class C (HMXCX)	1.95%	7.80%	15.73%	8.40%	—
Class I (HMXIX) +++	2.48%	8.87%	16.68%	9.46%	10.90%
S&P 500 Total Return Index **	9.18%	30.00%	15.99%	16.90%	15.65%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2022, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the Fund’s Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus were 2.39%, 3.14% and 2.14% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus were 2.33%, 3.08%, and 2.08% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

+	The AlphaCentric Premium Opportunity Fund Class A and Class C commenced operations on September 30, 2016.

++	The AlphaCentric Premium Opportunity Fund Class I, formerly a private Fund, commenced operations on August 31, 2011.

+++	The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on August 31, 2011. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

Holdings by Security Type *	% of Net Assets
Short-term Investments	85.0%
Future Options Purchased	0.0	% **
Written Future Options	(0.0	)% **
Other / Cash & Cash Equivalents	15.0%
	100.0%

*     Does not include derivative investments.

**    - Less than 0.1%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Robotics and Automation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmarks:

				Annualized
			Annualized	Since Inception + -
	Six Months	One Year	Three Years	September 30, 2021
Class A (GNXAX) without load	(0.06)%	23.12%	11.15%	14.42%
Class A (GNXAX) with 5.75% load	(5.80)%	16.08%	8.98%	12.87%
Class C (GNXCX)	(0.48)%	22.24%	10.30%	13.57%
Class I (GNXIX)	0.06%	23.50%	11.43%	14.73%
S&P 500 Total Return Index **	9.18%	30.00%	15.99%	16.45%
MSCI AC World Index (TR Gross) ***	6.50%	27.98%	13.14%	12.89%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2022, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus for the Fund’s period of operation are 2.10%, 2.85% and 1.85% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2021 prospectus for the Fund’s period of operation are 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI AC World Index (TR Gross) represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

+	The AlphaCentric Robotics and Automation Fund Class A, Class C and Class I commenced operations on May 31, 2017.

Holdings by Security Type	% of Net Assets
Common Stocks	95.2%
Investment Purchased with Securities Lending Collateral	12.6%
Liabilities In Excess Of Other Assets	(7.8)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Symmetry Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmarks:

					Annualized	Annualized
			Annualized Three	Annualized	Since Inception ++ -	Since Inception + -
	Six Months	One Year	Years	Five Years	September 30, 2021	September 30, 2021
Class A (SYMAX) without load	4.97%	25.29%	—	—	—	4.76%
Class A (SYMAX) with 5.75% load	(1.07)%	18.13%	—	—	—	1.90%
Class C (SYMCX)	4.47%	24.14%	—	—	—	3.92%
Class I (SYMIX) +++	4.98%	25.45%	0.42%	1.42%	3.22%	—
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index **	0.02%	0.07%	1.49%	1.16%	0.86%	0.69%
MSCI World/Bloomberg U.S. Aggregate Bond Blended Index	4.92%	15.30%	9.30%	8.44%	6.26%	11.66%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2022, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.85%, 2.60% and 1.60% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus are 2.70%, 3.44% and 2.45% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2021 prospectus are 1.94%, 2.69% and 1.69% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

***	MSCI World/Bloomberg U.S. Aggregate Bond Blended Index reflects an unmanaged portfolio of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

+	The AlphaCentric Symmetry Strategy Fund Class A, Class C commenced operations on August 8, 2019.

++	The AlphaCentric Symmetry Strategy Fund Class I, formerly a private Fund, commenced operations on September 1, 2014.

+++	The Fund acquired all of the assets and liabilities of MLM Symmetry Fund, LP (the “Predecessor Fund”) in a tax-free reorganization on August 9, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s sub-advisor was the adviser to the Predecessor Fund. The financial statements for the Predecessor Fund can be found in the Fund’s SAI. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com

Holdings by Security Type *	% of Net Assets
Common Stocks	37.6%
Exchange Traded Funds	26.3%
U.S. Government & Agencies	11.9%
Other Assets Less Liabilities	24.2%
100.0%

*    Does not include derivative investments.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric LifeSci Healthcare Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmarks:

			Annualized
			Since Inception + -
	Six Months	One Year	September 30, 2021
Class A (LYFAX) without load	(0.39)%	29.24%	28.51%
Class A (LYFAX) with 5.75% load	(6.12)	21.80%	24.43%
Class C (LYFCX)	(0.84)%	28.30%	28.06%
Class I (LYFIX)	(0.26)%	29.55%	28.73%
S&P 500 Total Return Index **	9.18%	30.00%	20.73%
S&P Biotechnology Select Industry Total Return Index ***	(7.24)%	13.09%	17.64%
S&P 500 Health Care Sector Total Return Index ****	9.96%	22.56%	16.94%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2022, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus are 2.77%, 3.52% and 2.52% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus are 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	S&P Biotechnology Select Industry Total Return Index are designed to measure the performance of narrow GICS® sub-industries. The Index comprises stocks in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry.

****	S&P 500 Health Care Sector Total Return Index are designed to measure the performance of narrow GICS® health care sub-industries. The Index comprises stocks in the S&P Total Market Index that are classified in the GICS health care sub-industry.

+	The AlphaCentric LifeSci Healthcare Fund Class A, Class C and Class I commenced operations on November 29, 2019.

Holdings by Security Type	% of Net Assets
Common Stocks	96.7%
Short-term Investment	0.0%*
Other / Cash & Cash Equivalents	3.3%
100.0%

*   - Less than 0.1%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Municipal Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmarks:

			Annualized
			Since Inception + -
	Six Months	One Year	September 30, 2021
Class A (MUNAX) without load	(0.53)%	4.97%	4.56%
Class A (MUNAX) with 4.75% load	(5.25)%	(0.02)%	1.69%
Class C (MUNCX)	(0.90)%	4.58%	4.34%
Class I (MUNIX)	(0.42)%	5.16%	4.79%
Bloomberg Municipal Bond Index Total Return Value Unhedged USD **	1.15%	2.63%	3.41%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2022, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.50%, 2.25% and 1.25% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2021 prospectus are 19.11%, 19.86% and 18.86% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2021 prospectus are 2.11%, 2.86% and 1.86% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Municipal Bond Index Total Return Value Unhedged USD covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

+	The AlphaCentric Municipal Opportunities Fund Class A, Class C and Class I commenced operations on December 31, 2019.

Holdings by Security Type *	% of Net Assets
Municipal Bonds	62.8%
Closed End Funds	37.0%
Other / Cash & Cash Equivalents	0.2%
100.0%

*   Does not include derivative investments.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmarks:

						Annualized	Annualized
			Annualized Three	Annualized	Annualized	Since Inception + -	Since Inception ++ -
	Six Months	One Year	Years +	Five Years +	Ten Years +	September 30, 2021	September 30, 2021
Class A (SIIAX)	—	—	—	—	—	—	1.88%
Class A (SIIAX) with 4.75% load	—	—	—	—	—	—	(2.95)%
Class C (SIICX)	—	—	—	—	—	—	1.65%
Class I (SIIIX) +++	4.31%	40.03%	21.23%	18.23%	14.24%	13.95%	—
Bloomberg U.S. MBS Total Return Index **	0.43%	(0.43)%	3.85%	2.17%	2.41%	2.49%	0.06%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2022, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the June 7, 2021 prospectus for the Fund’s initial fiscal period are 2.12%, 2.87% and 1.87% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the June 7, 2021 prospectus for the Fund’s inital fiscal period are 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg U.S. MBS Total Return Index tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

+	The AlphaCentric Strategic Income Fund Class I commenced operations on 8/1/2011.

++	The AlphaCentric Strategic Income Fund Class A and Class C commenced operations on May 28, 2021.

+++	The Fund acquired all of the assets and liabilities of Strategos Deep Value Fund LP (the “Predecessor Fund”) in a tax-free reorganization on May 28, 2021. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s sub-advisor is Goshen Rock Capital, LLC (“GRC”). GRC is under common control with Strategos Capital Management, LLC (“SCM”) an SEC registered investment advisor founded in 2004. The financial statements for the Predecessor Fund can be found in the Fund’s SAI. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com

Top 10 Holdings by Security Type	% of Net Assets
Common Stocks	31.4%
Asset Backed Securities	21.3%
Preferred Stocks	13.6%
REITS	10.6%
Convertible Bonds	6.4%
Short-Term Investment	5.3%
Collateralized Mortgage Obligations	3.1%
Corporate Bonds	2.0%
Other / Cash & Cash Equivalents	6.3%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 5.8%
	FIXED INCOME - 5.8%
1,310,000	iShares MBS ETF				$141,663,400
1,895,000	Vanguard Mortgage-Backed Securities ETF				100,984,550
	TOTAL EXCHANGE-TRADED FUNDS (Cost $246,544,510)				242,647,950

	REAL ESTATE INVESTMENT TRUSTS - 1.5%
806,924	American Homes 4 Rent, Class A				30,759,943
854,144	Invitation Homes, Inc.				32,739,339
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $41,702,121)				63,499,282

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.1%
4,630,355	Amur Finance VI, LLC(a) ^		8.0000	12/20/24	2,561,203
	TOTAL ASSET BACKED SECURITIES (Cost $4,624,131)				2,561,203

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4%
1,095,031	ABFC 2004-OPT4 Trust(b)	US0001M + 2.700%	2.7860	07/25/33	1,133,780
1,955,532	ABFC 2004-OPT4 Trust(b)	US0001M + 1.770%	1.8560	12/25/33	1,956,744
5,353,030	ABFC 2005-HE1 Trust(b)	US0001M + 1.050%	1.1360	03/25/35	5,182,020
4,165,394	ABFC 2005-WMC1 Trust(b)	US0001M + 0.885%	0.9710	06/25/35	3,973,349
4,788,676	ABFC 2007-NC1 Trust(a),(b)	US0001M + 1.000%	1.0860	05/25/37	4,248,774
3,144,288	ABFS Mortgage Loan Trust 2002-2(c)		6.7850	07/15/33	2,548,411
3,810,732	ABFS Mortgage Loan Trust 2002-3(c)		5.9020	09/15/33	2,978,705
1,593,212	ABFS Mortgage Loan Trust 2003-2(a),(d)		8.0000	04/25/34	682,623

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
678,000	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 4.125%	4.2110	11/25/33	$699,692
378,318	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 2.025%	2.1110	06/25/34	379,015
1,628,734	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 2.775%	2.8610	11/25/34	2,077,288
5,003,598	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 1.950%	2.0360	12/25/34	4,054,644
828,871	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 1.320%	1.4060	01/25/35	773,200
4,200,910	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 1.845%	1.9310	04/25/35	3,445,292
6,236,091	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.585%	0.6710	02/25/36	6,288,180
22,726,905	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.420%	0.5060	04/25/36	20,902,398
2,759,843	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.420%	0.5060	06/25/36	2,981,999
4,340,984	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.435%	0.5210	08/25/36	4,623,964
2,417,000	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 4.500%	4.5860	08/25/40	1,956,444
5,696,357	Adjustable Rate Mortgage Trust 2005-2(b)	US0001M + 1.350%	1.4360	06/25/35	4,100,736
198,367	Adjustable Rate Mortgage Trust 2005-3(d)		2.9120	07/25/35	182,535
4,546,595	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 3.000%	3.0860	06/25/34	4,596,332
833,937	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 5.250%	5.3360	10/25/34	843,121
21,320,000	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 0.750%	0.8360	10/25/35	18,526,671
3,765,397	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 0.675%	0.7610	12/25/35	3,567,152
1,159,723	Alternative Loan Trust 2004-J9(b)	US0001M + 2.775%	2.8610	10/25/34	1,090,262
1,153,105	Alternative Loan Trust 2006-OA22(b)	US0001M + 0.240%	0.3260	02/25/47	881,845
8,316,044	American Home Mortgage Investment Trust 2006-1(b)	US0001M + 0.380%	0.4660	03/25/46	6,403,278
1,064,988	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser(b)	US0001M + 3.300%	3.3860	08/25/32	1,065,850
2,199,964	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.700%	2.7860	05/25/34	2,250,382
3,607,916	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 4.500%	4.5860	05/25/34	3,329,261
2,409,578	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.800%	1.8860	09/25/34	2,341,891
2,722,790	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.920%	2.0060	09/25/34	2,650,379
2,907,002	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.100%	2.1860	10/25/34	2,382,213
2,351,672	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.100%	2.1860	11/25/34	2,380,857
3,778,100	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.890%	1.9760	01/25/35	3,730,131
8,475,187	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.500%	1.5860	03/25/35	8,530,624
6,000,000	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.050%	1.1360	07/25/35	5,702,072
7,500,000	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.800%	1.8860	07/25/35	7,090,601
3,334,138	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.830%	1.9160	07/25/35	3,216,016
10,521,762	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.725%	1.8110	08/25/35	7,461,170
9,496,577	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.095%	1.1810	09/25/35	8,305,023

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
26,084,000	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.035%	1.1210	01/25/36	$23,730,164
1,156,936	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.175%	2.2610	01/25/36	1,114,367
8,134,420	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 0.840%	0.9260	03/25/36	8,887,222
5,027,019	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 0.735%	0.8210	04/25/36	5,079,769
2,788	Amresco Residential Securities Corp Mort Loan(b)	US0001M + 1.350%	1.9360	11/25/29	2,810
37,086,857	Argent Securities Inc Asset-Backed Pass-Through(b)	US0001M + 0.795%	0.8810	10/25/35	36,256,712
21,347,516	Argent Securities Inc Asset-Backed Pass-Through(b)	US0001M + 0.690%	0.7760	01/25/36	23,368,178
5,298,913	Argent Securities Inc Asset-Backed Pass-Through(b)	US0001M + 0.615%	0.7010	03/25/36	6,954,635
3,282,819	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 1.050%	1.1360	06/25/35	1,473,485
17,765,000	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.960%	1.0460	11/25/35	17,017,296
17,969,671	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.300%	0.5360	03/25/36	18,163,889
6,855,395	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.310%	0.7410	05/25/36	6,882,405
12,500,000	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.280%	0.3660	07/25/36	11,804,753
27,448,996	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.230%	0.3160	11/25/36	29,087,761
1,187,012	Banc of America Funding 2004-B Trust(d)		2.6080	12/20/34	1,023,376
7,300,060	Banc of America Funding 2006-G Trust(b)	US0001M + 0.480%	0.5670	07/20/36	8,401,547
2,854,637	Banc of America Mortgage 2004-K Trust(d)		2.9090	12/25/34	2,237,034
5,459,000	Bayview Financial Mortgage Pass-Through Trust(b)	US0001M + 2.475%	2.5600	02/28/41	5,525,914
1,285,526	Bear Stearns ALT-A Trust 2004-11(b)	US0001M + 1.575%	1.6610	11/25/34	1,265,584
2,276,165	Bear Stearns ALT-A Trust 2004-6(b)	US0001M + 2.850%	2.9360	07/25/34	2,743,361
28,646	Bear Stearns ARM Trust 2003-8(d)		2.3750	01/25/34	27,978
430,711	Bear Stearns ARM Trust 2004-7(d)		2.6250	10/25/34	369,192
3,976,166	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.945%	1.0310	09/25/34	3,131,027
2,980,801	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 2.550%	2.6360	12/25/34	2,470,844
2,727,568	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 2.325%	2.4110	01/25/35	2,760,144
2,513,233	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.875%	1.9610	04/25/35	2,559,227
9,897,885	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.800%	1.8860	10/25/35	9,716,751
1,070,714	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.050%	1.1360	11/25/35	1,060,864
30,796,819	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.290%	0.3760	11/25/36	29,314,398
1,708,345	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.320%	0.4060	03/25/37	1,679,481
3,000,000	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.600%	1.6860	08/25/37	2,839,145
8,398,000	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.400%	0.4860	10/25/37	7,376,256
1,302,786	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.750%	1.8360	10/25/37	1,176,959
2,993,431	Bear Stearns Asset Backed Securities Trust 2006-4(b)	US0001M + 0.750%	0.8360	10/25/36	1,083,598

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
16,250,000	BNC Mortgage Loan Trust 2007-2(b)	US0001M + 0.290%	0.3760	05/25/37	$14,125,532
14,225,901	Carrington Mortgage Loan Trust Series 2005-NC5(b)	US0001M + 0.780%	0.8660	10/25/35	13,561,251
3,522,390	Carrington Mortgage Loan Trust Series 2006-FRE1(b)	US0001M + 0.150%	0.2360	04/25/36	3,451,743
11,328,589	Carrington Mortgage Loan Trust Series 2006-FRE1(b)	US0001M + 0.250%	0.3360	04/25/36	10,370,859
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1(b)	US0001M + 0.300%	0.3860	07/25/36	38,281,233
3,046,131	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.250%	0.3360	10/25/36	2,857,059
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1(b)	US0001M + 0.420%	0.7160	01/25/36	23,131,957
41,424,000	Carrington Mortgage Loan Trust Series 2006-NC2(b)	US0001M + 0.270%	0.3560	06/25/36	37,712,260
30,000,000	Carrington Mortgage Loan Trust Series 2006-NC3(b)	US0001M + 0.240%	0.3260	08/25/36	26,536,884
32,364,300	Carrington Mortgage Loan Trust Series 2006-NC4(b)	US0001M + 0.240%	0.3260	10/25/36	30,051,363
8,255,890	Carrington Mortgage Loan Trust Series 2006-NC4(b)	US0001M + 0.300%	0.3860	10/25/36	8,406,456
9,823,000	Carrington Mortgage Loan Trust Series 2006-OPT1(b)	US0001M + 0.555%	0.6410	02/25/36	9,026,625
8,670,526	Carrington Mortgage Loan Trust Series 2006-RFC1(b)	US0001M + 0.435%	0.5210	05/25/36	8,423,980
3,174,718	Carrington Mortgage Loan Trust Series 2007-FRE1(b)	US0001M + 0.260%	0.3460	02/25/37	3,127,536
13,423,584	Carrington Mortgage Loan Trust Series 2007-FRE1(b)	US0001M + 0.500%	0.5860	02/25/37	12,544,326
19,000,000	Carrington Mortgage Loan Trust Series 2007-HE1(b)	US0001M + 0.290%	0.3760	06/25/37	16,785,130
22,415,000	Carrington Mortgage Loan Trust Series 2007-RFC1(b)	US0001M + 0.220%	0.3060	10/25/36	19,734,910
13,351,214	Carrington Mortgage Loan Trust Series 2007-RFC1(b)	US0001M + 0.260%	0.3460	12/25/36	11,241,491
3,774,725	Centex Home Equity Loan Trust 2002-C(b)	US0001M + 1.150%	1.2360	09/25/32	3,866,266
134,103	Centex Home Equity Loan Trust 2004-B(b)	US0001M + 2.325%	2.4110	03/25/34	1,716
3,460,504	Centex Home Equity Loan Trust 2004-C(b)	US0001M + 1.725%	1.8110	06/25/34	3,328,807
1,771,149	Centex Home Equity Loan Trust 2004-C(b)	US0001M + 2.100%	2.1860	06/25/34	547,369
12,568,353	Centex Home Equity Loan Trust 2005-D(b)	US0001M + 1.800%	1.8860	10/25/35	12,641,951
17,000,000	Centex Home Equity Loan Trust 2006-A(b)	US0001M + 0.370%	0.6410	06/25/36	15,645,506
3,300,000	ChaseFlex Trust Series 2007-2(b)	US0001M + 0.440%	0.5260	05/25/37	2,635,141
343,930	CHL Mortgage Pass-Through Trust 2004-6(d)		3.4670	05/25/34	362,974
81,751,747	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	1.8360	12/25/21	36,316,750
14,454,834	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	1.8360	10/25/37	6,055,179
1,622,515	Citigroup Mortgage Loan Trust 2004-OPT1(b)	US0001M + 2.625%	2.7110	10/25/34	1,567,417
803,752	Citigroup Mortgage Loan Trust 2005-3(d)		2.6120	08/25/35	744,554
6,017,335	Citigroup Mortgage Loan Trust 2006-AMC1(b)	US0001M + 0.435%	0.5210	09/25/36	6,842,159
2,380,671	Citigroup Mortgage Loan Trust 2006-AMC1(b)	US0001M + 0.520%	0.6060	09/25/36	2,244,445
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2(b)	US0001M + 0.380%	0.4660	08/25/36	2,647,851
9,541,303	Citigroup Mortgage Loan Trust 2006-NC1(b)	US0001M + 0.435%	0.5210	08/25/36	9,466,511

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
4,902,343	Citigroup Mortgage Loan Trust 2006-WMC1(b)	US0001M + 0.615%	0.7010	12/25/35	$4,627,197
515,186	Citigroup Mortgage Loan Trust 2007-10(d)		2.3080	09/25/37	480,815
10,398,047	Citigroup Mortgage Loan Trust 2007-AHL1(b)	US0001M + 0.270%	0.3560	12/25/36	11,875,368
5,645,802	Citigroup Mortgage Loan Trust 2007-AMC4(b)	US0001M + 0.300%	0.3860	05/25/37	6,280,316
1,543,580	Citigroup Mortgage Loan Trust 2007-WFHE1(b)	US0001M + 0.360%	0.6260	01/25/37	1,458,624
9,127,883	Citigroup Mortgage Loan Trust 2007-WFHE2(b)	US0001M + 0.650%	1.0610	03/25/37	9,669,732
2,301,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 4.500%	4.5860	12/25/33	2,374,929
874,706	Citigroup Mortgage Loan Trust, Inc.(b)	ICE LIBOR USD 1 Month + 1.935%	2.0210	02/25/35	871,372
2,473,832	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 1.875%	1.9610	05/25/35	2,646,564
2,000,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 1.680%	1.7660	07/25/35	2,024,512
6,302,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 0.280%	0.3660	06/25/37	5,389,440
1,437,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 2.500%	2.5860	07/25/37	1,336,057
2,217,433	Connecticut Avenue Securities Trust 2018-R07 Series 2018-R07 Class 1M2(a),(b)	US0001M + 2.400%	2.4860	04/25/31	2,229,197
3,000,000	Connecticut Avenue Securities Trust 2019-R04(a),(b)	US0001M + 5.250%	5.3360	06/25/39	3,113,287
1,250,000	Connecticut Avenue Securities Trust 2019-R05(a),(b)	US0001M + 4.100%	4.1860	07/25/39	1,271,308
21,750,000	Connecticut Avenue Securities Trust 2019-R06(a),(b)	US0001M + 3.750%	3.8360	09/25/39	22,141,732
9,421,419	Connecticut Avenue Securities Trust 2020-R01(a),(b)	US0001M + 2.050%	2.1360	01/25/40	9,481,018
5,990,000	Connecticut Avenue Securities Trust 2020-R01(a),(b)	US0001M + 3.250%	3.3360	01/25/40	6,031,178
6,780,131	Connecticut Avenue Securities Trust 2020-R02(a),(b)	US0001M + 2.000%	2.0860	01/25/40	6,817,255
12,000,000	Connecticut Avenue Securities Trust 2020-R02(a),(b)	US0001M + 3.000%	3.0860	01/25/40	12,017,441
4,010,409	Conseco Finance Corporation(d)		7.2400	11/15/28	4,051,927
4,812,883	Conseco Finance Corporation(d)		6.9800	09/01/30	4,651,908
189,342	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 5.625%	5.7110	10/25/32	204,007
330,293	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 4.500%	4.5860	11/25/33	369,045
1,813,521	Countrywide Asset-Backed Certificates(b)	US0001M + 2.625%	2.7110	10/25/34	1,841,426
2,196,206	Countrywide Asset-Backed Certificates(b)	US0001M + 2.625%	2.7110	11/25/34	1,937,900
6,080,000	Countrywide Asset-Backed Certificates(a),(c)		5.5000	11/25/35	6,003,164
3,863,851	Countrywide Asset-Backed Certificates(b)	US0001M + 1.725%	1.8110	12/25/35	3,034,417
5,248,308	Countrywide Asset-Backed Certificates(b)	US0001M + 1.500%	1.5860	01/25/36	4,738,807
3,994,783	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 1.095%	1.1810	02/25/36	3,681,603
3,200,000	Countrywide Asset-Backed Certificates(b)	US0001M + 0.730%	0.8160	04/25/36	2,834,679
17,000,000	Countrywide Asset-Backed Certificates(b)	US0001M + 0.735%	0.8210	04/25/36	14,105,997
2,462,404	Countrywide Asset-Backed Certificates(b)	US0001M + 0.660%	0.7460	06/25/36	2,740,868

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
3,464,042	Countrywide Asset-Backed Certificates(b)	US0001M + 0.585%	0.6710	07/25/36	$2,444,998
8,946,817	Countrywide Asset-Backed Certificates(b)	US0001M + 0.330%	0.4160	03/25/37	9,649,506
22,391,390	Countrywide Asset-Backed Certificates(b)	US0001M + 0.250%	0.3360	06/25/37	23,103,320
3,102,157	Countrywide Asset-Backed Certificates(b)	US0001M + 0.340%	0.4260	06/25/37	2,883,405
3,838,469	Countrywide Asset-Backed Certificates(b)	US0001M + 0.220%	0.3060	08/25/37	3,807,932
26,731,708	Countrywide Asset-Backed Certificates(b)	US0001M + 0.270%	0.3560	11/25/37	25,235,321
11,582,933	Countrywide Asset-Backed Certificates(b)	US0001M + 0.230%	0.3160	05/25/47	9,965,281
27,725,807	Countrywide Asset-Backed Certificates(b)	US0001M + 0.250%	0.3360	06/25/47	27,050,748
8,811,159	Countrywide Asset-Backed Certificates(b)	US0001M + 0.260%	0.3460	06/25/47	9,758,481
18,654,250	Countrywide Asset-Backed Certificates(b)	US0001M + 0.260%	0.3460	06/25/47	16,285,466
1,758,611	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 1.500%	1.5860	02/25/32	1,921,697
1,238,572	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 3.850%	3.9360	04/25/34	623,736
1,681,619	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 4.500%	4.5860	03/25/33	1,070,374
268,764	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 2.850%	2.9360	10/25/34	273,968
3,943,000	Credit-Based Asset Servicing and Securitization,(a),(c)		6.5000	09/25/35	3,872,140
1,668,592	Credit-Based Asset Servicing and Securitization,(b)	US0001M + 0.660%	0.7460	12/25/35	1,075,747
1,997,993	Credit-Based Asset Servicing and Securitization,(b)	US0001M + 2.625%	2.7110	12/25/35	1,804,305
3,534,578	Credit-Based Asset Servicing and Securitization,(a),(c)		7.2500	03/25/46	1,397,053
1,448,683	CSFB Mortgage-Backed Pass-Through Certificates(d)		2.5330	10/25/33	1,244,537
4,296,774	CWABS Asset-Backed Certificates Trust 2004-7(b)	US0001M + 2.100%	2.1860	10/25/34	2,633,507
1,270,633	CWABS Asset-Backed Certificates Trust 2004-9(b)	US0001M + 1.650%	1.7360	11/25/34	1,127,811
2,356,444	CWABS Asset-Backed Certificates Trust 2005-1(b)	US0001M + 2.100%	2.1860	07/25/35	2,171,789
1,876,637	CWABS Asset-Backed Certificates Trust 2005-11(b)	US0001M + 1.080%	1.1660	02/25/36	1,668,660
22,823,472	CWABS Asset-Backed Certificates Trust 2005-14(b)	US0001M + 1.170%	1.2560	04/25/36	22,866,939
6,442,671	CWABS Asset-Backed Certificates Trust 2005-16(b)	US0001M + 0.760%	0.8460	05/25/36	3,317,031
5,952,017	CWABS Asset-Backed Certificates Trust 2006-7(b)	US0001M + 0.420%	0.5060	04/25/46	6,515,558
6,800,000	CWABS Asset-Backed Certificates Trust 2007-11(b)	US0001M + 0.300%	0.3860	06/25/47	5,862,363
26,400,000	CWABS Asset-Backed Certificates Trust 2007-11(b)	US0001M + 0.300%	0.3860	06/25/47	23,830,459
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12(b)	US0001M + 0.970%	1.0560	08/25/47	15,576,416
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12(b)	US0001M + 0.970%	1.0560	08/25/47	3,481,118
9,916,000	CWABS Asset-Backed Certificates Trust 2007-13(b)	US0001M + 1.500%	1.5860	10/25/47	9,271,164
1,607,834	Delta Funding Home Equity Loan Trust 1997-3		7.6500	10/25/28	1,568,948
1,355,353	Delta Funding Home Equity Loan Trust 1998-1(b)	US0001M + 0.825%	0.9110	05/25/30	1,163,224
1,414,130	Delta Funding Home Equity Loan Trust 1999-1(d)		6.8000	03/15/28	1,331,226

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
1,709,094	Delta Funding Home Equity Loan Trust 1999-2		7.3700	08/15/30	$1,311,596
879,547	Delta Funding Home Equity Loan Trust 2000-3(c)		8.3900	11/15/30	848,005
7,324,448	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1 Class A-4(b)	US0001M + 0.300%	0.3860	04/25/36	7,364,402
655,271	Deutsche Mortgage Securities Inc Mortgage Loan(a),(b)	US0001M + 0.350%	0.4340	04/15/36	592,033
1,712,037	DSLA Mortgage Loan Trust 2004-AR1(b)	US0001M + 1.125%	1.2120	09/19/44	1,088,905
11,250,000	Ellington Loan Acquisition Trust 2007-1(a),(b)	US0001M + 2.100%	2.1860	05/25/37	11,559,081
19,156,000	Ellington Loan Acquisition Trust 2007-2(a),(b)	US0001M + 1.600%	1.6860	05/25/37	19,362,172
2,536,435	Ellington Loan Acquisition Trust 2007-2(a),(b)	US0001M + 1.700%	1.7860	05/25/37	2,131,282
4,245,000	EMC Mortgage Loan Trust(a),(b)	US0001M + 3.375%	3.4610	01/25/41	3,713,589
5,628,729	EMC Mortgage Loan Trust 2005-B(a),(b)	US0001M + 2.250%	2.3360	04/25/42	5,858,673
12,692,326	Encore Credit Receivables Trust 2005-2(b)	US0001M + 0.975%	1.0610	11/25/35	13,062,209
10,679,355	Encore Credit Receivables Trust 2005-3(b)	US0001M + 1.755%	1.8410	10/25/35	11,956,219
6,708,033	Encore Credit Receivables Trust 2005-4(b)	US0001M + 1.050%	1.1360	01/25/36	6,263,717
2,280,535	EquiFirst Mortgage Loan Trust 2004-2(b)	US0001M + 5.100%	5.1860	10/25/34	2,239,403
1,782,268	EquiFirst Mortgage Loan Trust 2005-1(b)	US0001M + 1.800%	1.8860	04/25/35	1,802,859
4,272,268	Equity One Mortgage Pass-Through Trust 2003-3(d)		5.4590	12/25/33	3,950,481
11,275,206	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 3.000%	3.0860	07/25/24	11,480,065
4,849,995	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.900%	4.9860	11/25/24	4,998,259
1,370,754	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 3.650%	3.7360	09/25/29	1,418,839
12,200,000	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 5.500%	5.5860	09/25/29	13,380,388
4,411,416	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 3.000%	3.0860	10/25/29	4,538,304
8,411,038	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 2.850%	2.9360	11/25/29	8,644,538
2,445,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.450%	4.5360	02/25/30	2,573,715
2,203,651	Fannie Mae Connecticut Avenue Securities Series 2017-C07 Class 2M2(b)	US0001M + 2.500%	2.5860	05/25/30	2,239,597
15,000,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.000%	4.0860	08/25/30	15,604,886
8,500,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.500%	4.5860	12/25/30	9,003,812
8,319,000	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 4.250%	4.3360	01/25/31	8,777,698
5,250,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 3.750%	3.8360	03/25/31	5,395,406
9,850,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.100%	4.1860	03/25/31	10,247,312
1,724,282	Finance America Mortgage Loan Trust 2004-3(b)	US0001M + 1.650%	1.7360	11/25/34	1,768,219
10,860,627	FINANCE OF AMERICA STRUCTURED 2.00% 03/25/2069(a)		2.0000	03/25/69	11,864,312
12,136,867	Finance of America Structured Securities Trust JR2(a)		2.0000	11/25/69	12,799,475
1,909,606	First Franklin Mortgage Loan Trust 2003-FF4(b)	US0001M + 2.475%	2.5610	10/25/33	1,836,231

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
1,581,412	First Franklin Mortgage Loan Trust 2004-FF10(b)	US0001M + 2.325%	2.4110	05/25/34	$1,502,595
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2(b)	US0001M + 1.875%	1.9610	03/25/34	1,765,970
2,112,624	First Franklin Mortgage Loan Trust 2004-FF3(b)	US0001M + 2.400%	2.4860	11/25/34	2,137,365
843,880	First Franklin Mortgage Loan Trust 2004-FF4(b)	US0001M + 2.250%	2.3360	06/25/34	854,819
2,053,616	First Franklin Mortgage Loan Trust 2004-FF6(b)	US0001M + 2.175%	2.2610	07/25/34	2,058,653
2,926,492	First Franklin Mortgage Loan Trust 2004-FF7(c)		5.5000	09/25/34	3,138,316
4,768,364	First Franklin Mortgage Loan Trust 2004-FFH2(b)	US0001M + 1.575%	1.6610	06/25/34	4,738,001
7,370,094	First Franklin Mortgage Loan Trust 2005-FF11(b)	US0001M + 0.930%	1.0160	11/25/35	6,799,927
9,423,831	First Franklin Mortgage Loan Trust 2005-FF2(b)	US0001M + 1.050%	1.1360	03/25/35	9,095,416
3,716,427	First Franklin Mortgage Loan Trust 2005-FF5(b)	US0001M + 1.200%	1.2860	05/25/35	3,319,392
19,923,775	First Franklin Mortgage Loan Trust 2005-FF9(b)	US0001M + 0.810%	0.8960	10/25/35	21,898,626
4,273,291	First Franklin Mortgage Loan Trust 2005-FFH2(a),(b)	US0001M + 1.050%	1.1360	04/25/35	4,116,608
12,473,000	First Franklin Mortgage Loan Trust 2006-FF1(b)	US0001M + 0.690%	0.7760	01/25/36	12,103,379
15,000,000	First Franklin Mortgage Loan Trust 2006-FF14(b)	US0001M + 0.310%	0.3960	10/25/36	13,249,001
11,731,656	First Franklin Mortgage Loan Trust 2006-FF4(b)	US0001M + 0.540%	0.6260	03/25/36	10,761,986
3,860,000	First Franklin Mortgage Loan Trust 2006-FF5(b)	US0001M + 0.405%	0.4910	04/25/36	3,355,650
2,445,764	First Franklin Mortgage Loan Trust 2006-FF7(b)	US0001M + 0.375%	0.4610	05/25/36	2,179,244
5,816,591	First Franklin Mortgage Loan Trust 2006-FF9(b)	US0001M + 0.375%	0.4610	06/25/36	6,842,096
4,000,000	First Franklin Mortgage Loan Trust 2006-FF9(b)	US0001M + 0.500%	0.5860	06/25/36	3,857,324
1,417,066	First Franklin Mortgage Loan Trust2006-FF3(b)	US0001M + 0.585%	0.6710	02/25/36	1,147,209
5,018,824	Freddie Mac Stacr Remic Trust 2019-Hqa4(a),(b)	US0001M + 2.050%	2.1360	11/25/49	5,034,825
6,947,000	Freddie Mac Stacr Remic Trust 2019-Hqa4(a),(b)	US0001M + 6.600%	6.6860	11/25/49	7,262,101
3,883,000	Freddie Mac Stacr Remic Trust 2020-DNA1(a),(b)	US0001M + 5.250%	5.3360	01/25/50	3,969,266
26,300,000	Freddie Mac STACR Remic Trust 2020-DNA2(a),(b)	US0001M + 2.500%	2.5860	02/25/50	26,422,028
5,750,000	Freddie Mac STACR REMIC Trust 2020-DNA4(a),(b)	US0001M +10.000%	10.0860	08/25/50	7,236,652
2,507,294	Freddie Mac STACR REMIC Trust 2020-HQA1(a),(b)	US0001M + 1.900%	1.9860	01/25/50	2,516,661
7,250,000	Freddie Mac STACR REMIC Trust 2020-HQA1(a),(b)	US0001M + 2.350%	2.4360	01/25/50	7,279,753
1,100,000	Freddie Mac STACR REMIC Trust 2020-HQA1(a),(b)	US0001M + 5.100%	5.1860	01/25/50	1,117,102
18,884,414	Freddie Mac Stacr Remic Trust 2020-HQA2(a),(b)	US0001M + 3.100%	3.1860	03/25/50	19,179,803
1,000,000	Freddie Mac Stacr Remic Trust 2020-HQA2(a),(b)	US0001M + 7.600%	7.6860	03/25/50	1,085,692
1,661,613	Freddie Mac STACR REMIC Trust 2020-HQA4(a),(b)	US0001M + 3.150%	3.2360	09/25/50	1,674,065
4,500,000	Freddie Mac STACR REMIC Trust 2020-HQA4(a),(b)	US0001M + 5.250%	5.3360	09/25/50	4,739,271
5,250,000	Freddie Mac STACR REMIC Trust 2020-HQA4(a),(b)	US0001M + 9.400%	9.4860	09/25/50	6,408,015
22,355,000	Freddie Mac STACR REMIC Trust 2021-DNA5(a),(b)	SOFR30A + 3.050%	3.1000	01/25/34	22,868,408

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
1,773,388	Freddie Mac STACR Trust 2019-DNA1(b)	US0001M + 2.650%	2.7360	01/25/49	$1,802,327
2,000,000	Freddie Mac STACR Trust 2019-DNA2(b)	US0001M + 10.500%	10.5860	03/25/49	2,261,562
6,506,342	Freddie Mac STACR Trust 2019-DNA3(b)	US0001M + 2.050%	2.1360	07/25/49	6,587,462
1,500,000	Freddie Mac STACR Trust 2019-DNA3(b)	US0001M + 3.250%	3.3360	07/25/49	1,523,557
7,617,574	Freddie Mac STACR Trust 2019-HQA2(b)	US0001M + 2.050%	2.1360	04/25/49	7,670,553
8,546,481	Freddie Mac Structured Agency Credit Risk Debt(b)	US0001M + 2.300%	2.3860	09/25/30	8,671,258
1,525,481	Fremont Home Loan Trust 2004-3(b)	US0001M + 1.875%	1.9610	11/25/34	1,439,090
375,966	Fremont Home Loan Trust 2004-4(b)	US0001M + 0.915%	1.0010	03/25/35	354,732
1,524,416	Fremont Home Loan Trust 2004-4(b)	US0001M + 1.425%	1.5110	03/25/35	1,451,681
3,085,110	Fremont Home Loan Trust 2004-4(b)	US0001M + 1.500%	1.5860	03/25/35	1,804,762
934,690	Fremont Home Loan Trust 2004-D(b)	US0001M + 0.945%	1.0310	11/25/34	901,045
5,818,559	Fremont Home Loan Trust 2005-1(a),(b)	US0001M + 1.800%	1.8860	06/25/35	2,545,840
12,370,598	Fremont Home Loan Trust 2005-2(b)	US0001M + 0.975%	1.0610	06/25/35	10,146,452
6,281,907	Fremont Home Loan Trust 2005-A(b)	US0001M + 1.050%	1.1360	01/25/35	5,212,324
4,658,090	Fremont Home Loan Trust 2005-C(b)	US0001M + 0.990%	1.0760	07/25/35	3,338,097
3,972,000	Fremont Home Loan Trust 2005-E(b)	US0001M + 0.675%	0.7610	01/25/36	3,680,354
8,892,363	GE-WMC Asset-Backed Pass Through Certificates(b)	US0001M + 0.690%	0.7760	10/25/35	8,893,194
5,041,253	GreenPoint Mortgage Funding Trust 2005-HY1(b)	US0001M + 0.885%	0.9710	07/25/35	5,093,116
3,330,498	GreenPoint Mortgage Funding Trust Series 2006-AR4(b)	US0001M + 0.320%	0.4060	09/25/46	3,189,084
4,031,004	GSAA Home Equity Trust 2004-11(b)	US0001M + 1.425%	1.5110	12/25/34	3,641,934
4,921,982	GSAA Home Equity Trust 2004-8(b)	US0001M + 1.725%	1.8110	09/25/34	4,791,778
9,305,000	GSAA Home Equity Trust 2005-4(b)	US0001M + 1.050%	1.1360	03/25/35	9,595,544
2,327,046	GSAA Home Equity Trust 2005-4(b)	US0001M + 1.725%	1.8110	03/25/35	2,140,741
1,667,836	GSAA Home Equity Trust 2005-5(b)	US0001M + 2.550%	2.6360	02/25/35	1,326,479
4,830,733	GSAA Home Equity Trust 2005-8(b)	US0001M + 0.780%	0.8660	06/25/35	4,046,844
9,491,436	GSAA Trust(b)	US0001M + 1.155%	1.2410	06/25/35	7,119,760
20,190,989	GSAA Trust(b)	US0001M + 0.570%	0.6560	12/25/35	17,645,281
4,400,714	GSAMP Trust 2005-AHL2(b)	US0001M + 0.660%	0.7460	12/25/35	3,709,583
13,226,000	GSAMP Trust 2005-HE4(b)	US0001M + 0.945%	1.0310	07/25/45	11,888,530
5,459,751	GSAMP Trust 2005-HE5(b)	US0001M + 1.050%	1.1360	11/25/35	3,510,590
19,890,733	GSAMP Trust 2005-WMC3(b)	US0001M + 0.675%	0.7610	12/25/35	18,818,414
33,069,025	GSAMP Trust 2006-HE3(b)	US0001M + 0.420%	0.5060	05/25/46	32,332,760
7,268,444	GSAMP Trust 2006-HE5(b)	US0001M + 0.300%	0.3860	08/25/36	6,882,449
5,870,879	GSAMP Trust 2006-HE8(b)	US0001M + 0.250%	0.3360	01/25/37	4,907,545

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
5,149,195	GSAMP Trust 2006-NC1(b)	US0001M + 0.570%	0.6560	02/25/36	$6,271,190
1,987,769	GSAMP Trust 2006-SD2(a),(b)	US0001M + 0.705%	0.7910	05/25/46	1,614,847
3,000,000	GSAMP Trust 2007-HSBC1(b)	US0001M + 2.250%	3.4610	02/25/47	3,262,146
10,507	GSR Mortgage Loan Trust 2005-7F(b)	US0001M + 0.500%	0.5860	09/25/35	10,256
1,653,415	GSRPM Mortgage Loan Trust 2003-1(b)	US0001M + 6.750%	6.8360	01/25/32	1,601,741
2,905,339	GSRPM Mortgage Loan Trust 2007-1(a),(b)	US0001M + 0.400%	0.4860	10/25/46	2,772,435
1,854,822	GSRPM Mortgage Loan Trust Series 2002-1(a),(b)	US0001M + 1.950%	2.0360	11/25/31	1,866,631
1,044,855	GSRPM Mortgage Loan Trust Series 2004-1(a),(b)	US0001M + 5.250%	5.3360	09/25/42	967,074
1,662,450	HarborView Mortgage Loan Trust 2005-11(b)	US0001M + 0.760%	0.8470	08/19/45	1,564,964
1,605,228	HarborView Mortgage Loan Trust 2005-15(b)	US0001M + 0.740%	0.8270	10/20/45	1,200,704
1,251,062	HarborView Mortgage Loan Trust 2006-12(b)	US0001M + 0.250%	0.3370	01/19/38	1,314,060
4,938,554	Home Equity Asset Trust(b)	US0001M + 1.245%	1.3310	05/25/35	5,181,659
3,839,080	Home Equity Asset Trust 2005-3(b)	US0001M + 1.065%	1.1510	08/25/35	4,170,817
2,271,277	Home Equity Asset Trust 2005-6(b)	US0001M + 1.065%	1.1510	12/25/35	3,713,594
11,762,571	Home Equity Asset Trust 2005-7(b)	US0001M + 0.750%	0.8360	01/25/36	12,415,248
9,630,069	Home Equity Asset Trust 2005-8(b)	US0001M + 0.705%	0.7910	02/25/36	10,938,955
11,413,567	Home Equity Asset Trust 2005-9(b)	US0001M + 0.660%	0.7460	04/25/36	11,450,833
6,947,804	Home Equity Asset Trust 2006-1(b)	US0001M + 0.930%	1.0160	04/25/36	7,389,421
30,135,463	Home Equity Asset Trust 2006-4(b)	US0001M + 0.480%	0.5660	08/25/36	33,020,657
839,316	Home Equity Mortgage Loan Asset-Backed Trust(d)		6.5370	11/25/30	862,781
4,703,389	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 2.325%	2.4110	07/25/34	4,480,935
9,000,000	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 1.950%	2.0360	03/25/35	9,032,256
6,475,000	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 1.800%	1.8860	08/25/35	6,035,941
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.915%	1.0010	10/25/35	8,697,006
7,353,745	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.600%	0.6860	03/25/36	5,852,613
15,915,368	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.705%	0.7910	03/25/36	13,268,549
16,667,511	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.540%	0.6260	06/25/36	15,857,675
4,376,808	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.290%	0.3760	08/25/36	4,452,508
11,600,000	HSI Asset Securitization Corp Trust 2005-OPT1(b)	US0001M + 0.675%	0.7610	11/25/35	10,979,898
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1(b)	US0001M + 0.540%	0.6260	12/25/35	11,606,531
14,675,000	HSI Asset Securitization Corp Trust 2006-OPT2(b)	US0001M + 0.810%	0.8960	01/25/36	13,544,288
2,106,800	HSI Asset Securitization Corp Trust 2006-OPT4(b)	US0001M + 0.465%	0.5510	03/25/36	1,989,527
386,976	Impac CMB Trust Series 2004-10(b)	US0001M + 0.855%	0.9410	03/25/35	349,951
26,973	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		2.8800	10/25/34	26,687

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
776,737	IXIS Real Estate Capital Trust 2005-HE2(b)	US0001M + 1.035%	1.1210	09/25/35	$760,622
10,000,000	JP Morgan Mortgage Acquisition Corp 2005-FLD1(b)	US0001M + 1.800%	1.8860	07/25/35	10,070,198
11,812,073	JP Morgan Mortgage Acquisition Corp 2005-OPT1(b)	US0001M + 1.065%	1.1510	06/25/35	11,362,503
16,317,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1(b)	US0001M + 0.645%	0.7310	05/25/35	13,853,159
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1(b)	US0001M + 0.320%	0.5660	05/25/36	9,865,658
5,156,157	JP Morgan Mortgage Acquisition Trust 2006-CH1(b)	US0001M + 1.800%	1.8860	07/25/36	5,193,889
2,678,266	JP Morgan Mortgage Acquisition Trust 2006-CW1(b)	US0001M + 0.450%	0.5360	05/25/36	3,284,832
10,415,426	JP Morgan Mortgage Acquisition Trust 2006-NC1(b)	US0001M + 0.510%	0.5960	04/25/36	9,322,247
5,706,000	JP Morgan Mortgage Acquisition Trust 2007-CH2(b)	US0001M + 0.530%	0.6160	01/25/37	5,552,775
7,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2(b)	US0001M + 0.600%	0.6860	01/25/37	7,093,432
4,466,983	JP Morgan Mortgage Acquisition Trust 2007-CH2(b)	US0001M + 0.750%	0.8360	01/25/37	4,418,191
20,645,000	JP Morgan Mortgage Acquisition Trust 2007-CH3(b)	US0001M + 0.370%	0.4560	03/25/37	18,843,315
16,788,000	JP Morgan Mortgage Acquisition Trust 2007-CH4(b)	US0001M + 0.290%	0.3760	05/25/37	14,717,722
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5(b)	US0001M + 0.280%	0.3660	06/25/37	4,103,045
3,776,693	JP Morgan Mortgage Acquisition Trust 2007-HE1(b)	US0001M + 0.260%	0.3460	03/25/47	3,903,876
2,173,176	Long Beach Mortgage Loan Trust 2003-1(b)	US0001M + 6.000%	6.0860	03/25/33	2,975,293
1,094,272	Long Beach Mortgage Loan Trust 2004-5(b)	US0001M + 1.800%	1.8860	09/25/34	1,154,798
11,146,166	Long Beach Mortgage Loan Trust 2005-3(b)	US0001M + 0.705%	0.7910	08/25/45	11,582,103
777,202	MAFI II Remic Trust 1998-A		6.0000	02/20/27	700,032
680,956	MASTR Adjustable Rate Mortgages Trust 2004-5(d)		2.5140	07/25/34	516,329
3,715,000	MASTR Adjustable Rate Mortgages Trust 2004-9(b)	US0001M + 2.200%	2.2860	11/25/34	3,775,701
684,839	MASTR Alternative Loan Trust 2002-2(d)		7.1060	10/25/32	106,252
1,406,445	Mastr Asset Backed Securities Trust 2003-OPT2(b)	US0001M + 5.775%	5.8610	05/25/33	1,244,658
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3(b)	US0001M + 1.800%	1.8860	10/25/34	1,922,472
316,237	Mastr Asset Backed Securities Trust 2005-NC1(b)	US0001M + 2.295%	2.3810	12/25/34	703,077
6,620,279	Mastr Asset Backed Securities Trust 2006-AM3(b)	US0001M + 0.260%	0.3460	10/25/36	6,123,996
4,026,025	Mastr Asset Backed Securities Trust 2007-HE1(b)	US0001M + 0.300%	0.3860	05/25/37	3,877,155
901,537	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.265%	2.6340	07/25/35	955,374
1,459,280	Mastr Specialized Loan Trust(a),(b)	US0001M + 1.250%	1.3360	11/25/35	1,020,356
2,433,026	Mastr Specialized Loan Trust(a),(b)	US0001M + 0.975%	1.0610	01/25/36	2,425,009
6,442,925	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.400%	2.4860	01/25/36	4,688,703
5,089,435	Mastr Specialized Loan Trust(b)	US0001M + 0.420%	0.5060	06/25/46	4,889,379
1,265,803	Meritage Mortgage Loan Trust 2004-2(b)	US0001M + 1.725%	1.8110	01/25/35	1,232,761
4,382,874	Meritage Mortgage Loan Trust 2005-2(b)	US0001M + 0.795%	0.8810	11/25/35	4,268,619

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
17,471,097	Merrill Lynch First Franklin Mortgage Loan Trust(b)	US0001M + 1.750%	1.8360	10/25/37	$16,665,269
3,156,495	Merrill Lynch Mortgage Investors Trust 2002-AFC1(b)	US0001M + 3.450%	3.5360	09/25/32	3,263,229
21,510	Merrill Lynch Mortgage Investors Trust MLMI Series(b)	US0012M + 1.625%	1.8620	12/25/32	21,666
95,171	Merrill Lynch Mortgage Investors Trust MLMI Series(b)	US0006M + 1.500%	1.6550	02/25/33	96,863
505,299	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 2.175%	2.2610	07/25/34	498,853
1,504,514	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 2.400%	2.4860	10/25/34	1,574,289
5,937,647	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.975%	1.0610	04/25/35	6,256,292
2,847,836	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 2.025%	2.1110	06/25/35	2,857,950
9,009,600	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 1.050%	1.1360	04/25/36	9,570,679
5,792,111	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 1.005%	1.0910	06/25/36	5,581,916
6,759,000	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.600%	0.6860	12/25/36	6,576,143
1,316,033	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.260%	0.3460	03/25/37	1,241,744
6,476,674	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.320%	0.4060	03/25/37	6,137,233
328,447	Merrill Lynch Mortgage Investors Trust Series MLCC(b)	US0001M + 1.005%	1.0910	03/25/30	261,713
3,944,358	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.0280	02/25/36	2,889,214
164,454	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE9(b)	US0001M + 1.575%	1.6610	11/25/34	162,525
4,173,609	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE9(b)	US0001M + 1.875%	1.9610	11/25/34	4,067,735
1,467,582	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC2(b)	US0001M + 5.250%	5.3360	07/25/34	2,063,176
1,365,386	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(b)	US0001M + 1.350%	1.4360	01/25/35	1,366,304
293,209	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(b)	US0001M + 1.650%	1.7360	01/25/35	44,826
13,666,738	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE4(b)	US0001M + 0.885%	0.9710	07/25/35	12,928,800
4,100,187	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE5(b)	US0001M + 0.870%	0.9560	09/25/35	4,179,325
2,378,505	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(b)	US0001M + 0.975%	1.0610	02/25/35	2,194,531
4,231,268	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC3(b)	US0001M + 1.065%	1.1510	03/25/35	3,746,081
5,640,184	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5(b)	US0001M + 1.800%	1.8860	06/25/35	2,263,757
2,764,816	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC6(b)	US0001M + 1.065%	1.1510	07/25/35	2,783,336
10,466,508	Morgan Stanley A.B.S Capital I Inc Trust 2006-NC1(b)	US0001M + 0.630%	0.7160	12/25/35	10,131,267
3,683,627	Morgan Stanley A.B.S Capital I Inc Trust 2006-WMC1(b)	US0001M + 0.570%	0.6560	12/25/35	3,491,672
10,170,269	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6(b)	US0001M + 0.250%	0.3360	05/25/37	9,465,635
2,274,313	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6(b)	US0001M + 0.260%	0.3460	05/25/37	7,128,597
10,150,900	Morgan Stanley Capital I Inc Trust 2006-HE1(b)	US0001M + 0.555%	0.6410	01/25/36	9,103,505
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust(b)	US0001M + 5.625%	5.7110	02/25/33	1,713,342
5,308,259	Morgan Stanley Home Equity Loan Trust 2005-2(b)	US0001M + 1.065%	1.1510	05/25/35	4,687,959
80,663	Morgan Stanley Mortgage Loan Trust 2004-7AR(d)		2.4510	09/25/34	83,722

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
6,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(a),(b)	US0001M + 3.250%	3.3360	10/15/49	$6,069,177
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 B10(a),(b)	US0001M + 5.500%	5.5860	10/15/49	1,540,102
5,483,000	Nationstar Home Equity Loan Trust 2006-B(b)	US0001M + 0.370%	0.4560	09/25/36	5,219,660
7,415,282	Nationstar Home Equity Loan Trust 2007-A(b)	US0001M + 0.370%	0.4560	03/25/37	8,315,713
5,941,491	Nationstar Home Equity Loan Trust 2007-B(b)	US0001M + 0.470%	0.5560	04/25/37	6,561,558
18,463,000	Nationstar Home Equity Loan Trust 2007-C(b)	US0001M + 0.250%	0.3360	06/25/37	16,976,762
659,534	New Century Home Equity Loan Trust(d)		5.6500	08/25/34	659,667
6,601,394	New Century Home Equity Loan Trust 2004-4(b)	US0001M + 1.425%	1.5110	02/25/35	5,464,396
2,019,256	New Century Home Equity Loan Trust 2005-1(b)	US0001M + 1.200%	1.2860	03/25/35	2,033,732
10,302,117	New Century Home Equity Loan Trust 2005-2(b)	US0001M + 1.020%	1.1060	06/25/35	10,323,673
3,681,395	New Century Home Equity Loan Trust 2006-2(b)	US0001M + 0.310%	0.3960	08/25/36	4,492,551
197,411	New Century Home Equity Loan Trust Series 2003-5(b)	US0001M + 0.800%	0.8860	11/25/33	188,776
38,580,212	New Century Home Equity Loan Trust Series 2005-B(b)	US0001M + 0.735%	0.8210	10/25/35	37,692,929
16,216,429	New Century Home Equity Loan Trust Series 2005-C(b)	US0001M + 0.675%	0.7610	12/25/35	15,489,051
10,390,000	New Century Home Equity Loan Trust Series 2005-D(b)	US0001M + 0.705%	0.7910	02/25/36	9,754,183
2,627,927	Newcastle Mortgage Securities Trust 2006-1(b)	US0001M + 0.855%	0.9410	03/25/36	2,648,499
19,918,000	Newcastle Mortgage Securities Trust 2007-1(b)	US0001M + 0.500%	0.5860	04/25/37	18,477,964
16,771	Nomura Asset Acceptance Corp Alternative Loan		7.0000	04/25/33	17,476
7,231	Nomura Asset Acceptance Corp Alternative Loan		6.0000	05/25/33	7,406
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust(b)	US0001M + 1.080%	1.1660	09/25/35	4,389,879
1,293,969	Nomura Home Equity Loan Inc Home Equity Loan Trust(b)	US0001M + 0.555%	0.6410	03/25/36	1,309,240
21,463,860	Nomura Home Equity Loan Inc Home Equity Loan Trust(b)	US0001M + 0.300%	0.3860	07/25/36	17,923,660
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1(b)	US0001M + 3.000%	3.0860	05/25/33	2,975,353
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4(b)	US0001M + 2.550%	2.6360	03/25/35	10,087,340
15,347,847	NovaStar Mortgage Funding Trust Series 2007-2(b)	US0001M + 0.300%	0.3860	09/25/37	15,232,020
5,940,905	Opteum Mortgage Acceptance Corp Asset Backed(b)	US0001M + 0.645%	0.7310	12/25/35	6,421,446
1,495,992	Option One Mortgage Loan Trust 2005-2(b)	US0001M + 1.035%	1.1210	05/25/35	1,345,591
9,540,000	Option One Mortgage Loan Trust 2005-3(b)	US0001M + 0.930%	1.0160	08/25/35	9,221,915
2,364,720	Option One Mortgage Loan Trust 2005-3(b)	US0001M + 1.005%	1.0910	08/25/35	1,447,353
3,534,232	Option One Mortgage Loan Trust 2005-4(b)	US0001M + 0.900%	0.9860	11/25/35	3,658,234
2,333,041	Option One Mortgage Loan Trust 2005-5(b)	US0001M + 0.870%	0.9560	12/25/35	2,287,494
54,206,000	Option One Mortgage Loan Trust 2006-1(b)	US0001M + 0.570%	0.6560	01/25/36	49,714,040
12,792,680	Option One Mortgage Loan Trust 2007-CP1(b)	US0001M + 0.300%	0.3860	03/25/37	9,480,617

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
9,912,914	Ownit Mortgage Loan Trust Series 2005-4(b)	US0001M + 0.825%	0.9110	08/25/36	$9,970,901
2,632,416	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.725%	1.8110	10/25/34	2,186,906
6,346,905	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.175%	2.2610	10/25/34	6,103,134
1,432,732	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.925%	3.0110	10/25/34	743,291
3,099,568	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.025%	2.1110	12/25/34	3,150,443
16,513,820	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.100%	2.1860	12/25/34	17,519,733
7,333,569	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.950%	2.0360	02/25/35	7,399,910
3,039,010	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.625%	2.7110	02/25/35	2,709,397
7,594,381	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.875%	1.9610	03/25/35	7,367,139
3,277,634	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.800%	1.8860	06/25/35	3,750,837
2,310,000	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.975%	1.0610	07/25/35	2,255,788
3,671,327	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.020%	1.1060	07/25/35	4,685,857
21,491,122	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.960%	1.0460	08/25/35	19,658,168
16,441,001	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.915%	1.0010	09/25/35	15,856,172
3,466,211	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.990%	1.0760	09/25/35	3,396,937
6,819,374	Popular A.B.S Mortgage Pass-Through Trust 2006-B(b)	US0001M + 0.750%	0.8360	05/25/36	5,706,621
8,316,044	Popular A.B.S Mortgage Pass-Through Trust 2007-A(b)	US0001M + 0.310%	0.3960	06/25/47	7,727,191
5,780,284	Quest Trust(a),(b)	US0001M + 3.525%	3.6110	09/25/34	5,396,109
5,984,900	Quest Trust(a),(b)	US0001M + 3.375%	3.4610	03/25/35	6,086,270
8,674,000	RAAC Series 2006-RP1 Trust(b)	US0001M + 1.850%	1.9360	10/25/45	8,935,519
4,398,662	RAAC Series 2006-RP2 Trust(a),(b)	US0001M + 1.250%	1.3360	02/25/37	3,678,845
4,638,000	RAAC Series 2006-RP4 Trust(b)	US0001M + 2.000%	3.0860	01/25/46	4,550,349
7,202,000	RAAC Series 2006-SP2 Trust(b)	US0001M + 0.705%	0.7910	02/25/36	6,922,073
1,935,251	RAAC Series 2007-SP1 Trust(b)	US0001M + 1.500%	1.5860	03/25/37	1,751,199
14,058,781	RAAC Series 2007-SP3 Trust(b)	US0001M + 2.250%	2.3360	09/25/47	12,551,863
2,252,225	RAMP Series 2005-EFC1 Trust(b)	US0001M + 1.200%	1.8860	05/25/35	1,820,188
11,363,000	RAMP Series 2005-EFC4 Trust(b)	US0001M + 0.700%	1.1360	09/25/35	10,576,510
3,445,762	RAMP Series 2005-EFC6 Trust(b)	US0001M + 0.630%	1.0310	11/25/35	2,521,916
2,362,177	RAMP Series 2005-RS1 Trust(b)	US0001M + 0.800%	1.2860	01/25/35	2,317,277
3,027,321	RAMP Series 2005-RS8 Trust(b)	US0001M + 0.600%	0.9860	09/25/35	2,811,678
8,410,442	RAMP Series 2006-EFC1 Trust(b)	US0001M + 0.540%	0.8960	02/25/36	8,796,773
15,190,702	RAMP Series 2006-NC3 Trust(b)	US0001M + 0.360%	0.6260	03/25/36	14,072,810
2,369,662	RAMP Series 2006-RS1 Trust(b)	US0001M + 0.410%	0.7010	01/25/36	2,061,945
3,455,671	RAMP Series 2006-RS4 Trust(b)	US0001M + 0.380%	0.6560	07/25/36	3,407,892

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
7,645,787	RAMP Series 2006-RZ3 Trust(b)	US0001M + 0.380%	0.4660	08/25/36	$8,049,137
8,060,000	RAMP Series 2006-RZ4 Trust(b)	US0001M + 0.350%	0.4360	10/25/36	7,936,018
15,395,640	RAMP Series 2006-RZ4 Trust(b)	US0001M + 0.380%	0.4660	10/25/36	14,079,434
11,478,331	RAMP Series 2006-RZ5 Trust(b)	US0001M + 0.360%	0.4460	08/25/46	11,079,705
14,189,420	RASC Series 2005-AHL3 Trust(b)	US0001M + 0.440%	0.7460	11/25/35	12,188,329
1,762,500	RASC Series 2005-EMX1 Trust(a),(b)	US0001M + 4.500%	4.5860	03/25/35	1,766,890
2,611,128	RASC Series 2005-EMX3 Trust(b)	US0001M + 0.720%	1.1660	09/25/35	2,150,734
2,677,856	RASC Series 2005-KS1 Trust(b)	US0001M + 1.250%	1.9610	02/25/35	2,752,153
6,115,849	RASC Series 2005-KS12 Trust(b)	US0001M + 0.670%	1.0910	01/25/36	6,798,598
1,367,142	RASC Series 2005-KS2 Trust(b)	US0001M + 0.770%	1.2410	03/25/35	1,496,489
1,503,037	RASC Series 2005-KS6 Trust(b)	US0001M + 1.700%	2.6360	07/25/35	1,584,113
2,323,636	RASC Series 2005-KS9 Trust(b)	US0001M + 1.250%	1.9610	10/25/35	1,916,579
2,753,937	RASC Series 2006-EMX1 Trust(b)	US0001M + 0.470%	0.7910	01/25/36	2,011,706
7,914,021	RASC Series 2006-EMX2 Trust(b)	US0001M + 0.420%	0.7160	02/25/36	6,073,921
8,807,532	RASC Series 2006-EMX3 Trust(b)	US0001M + 0.330%	0.5810	04/25/36	7,986,784
8,990,801	RASC Series 2006-EMX4 Trust(b)	US0001M + 0.280%	0.5060	06/25/36	7,722,622
7,496,388	RASC Series 2006-KS1 Trust(b)	US0001M + 0.530%	0.8810	02/25/36	7,165,206
5,042,963	RASC Series 2006-KS2 Trust(b)	US0001M + 0.750%	0.8360	03/25/36	4,456,205
9,478,408	RASC Series 2006-KS4 Trust(b)	US0001M + 0.300%	0.5360	06/25/36	8,806,937
17,352,899	RASC Series 2006-KS7 Trust(b)	US0001M + 0.300%	0.3860	09/25/36	16,243,986
7,332,500	RASC Series 2006-KS8 Trust(b)	US0001M + 0.290%	0.3760	10/25/36	7,509,266
16,074,000	RASC Series 2007-KS1 Trust(b)	US0001M + 0.240%	0.3260	01/25/37	12,338,402
31,591,863	RASC Series 2007-KS2 Trust(b)	US0001M + 0.260%	0.3460	02/25/37	31,089,129
10,842,761	RASC Series 2007-KS3 Trust(b)	US0001M + 0.380%	0.4660	04/25/37	10,146,565
2,085,079	Renaissance Home Equity Loan Trust 2002-1(b)	US0001M + 2.925%	3.0110	06/25/32	1,860,750
1,335,987	Renaissance Home Equity Loan Trust 2002-2(b)	US0001M + 2.250%	2.3360	08/25/32	1,346,738
454,954	Renaissance Home Equity Loan Trust 2003-2(c)		4.3900	08/25/33	449,964
6,999,243	Renaissance Home Equity Loan Trust 2004-3(c)		5.2840	11/25/34	7,000,759
12,075,448	Renaissance Home Equity Loan Trust 2005-1(c)		5.4050	05/25/35	2,372,567
7,687,961	Renaissance Home Equity Loan Trust 2005-2(c)		5.1010	08/25/35	2,311,230
38,560	RFMSI Series 2005-SA1 Trust(d)		2.2900	03/25/35	24,306
188,931	SASCO Mortgage Loan Trust 2003-GEL1(b)	US0001M + 4.500%	4.5860	10/25/33	167,832
2,309,753	Saxon Asset Securities Trust 2004-2(c)		3.4490	08/25/35	2,150,579
2,149,653	Saxon Asset Securities Trust 2005-2(b)	US0001M + 0.705%	0.7910	10/25/35	2,022,357

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
6,995,360	Saxon Asset Securities Trust 2005-4(b)	US0001M + 0.930%	1.0160	11/25/37	$6,853,855
11,065,000	Saxon Asset Securities Trust 2006-2(b)	US0001M + 0.300%	0.3860	09/25/36	10,604,902
11,145,162	Saxon Asset Securities Trust 2006-2(b)	US0001M + 0.320%	0.4060	09/25/36	11,057,086
36,690,000	Saxon Asset Securities Trust 2007-3(b)	US0001M + 0.800%	0.8860	09/25/47	35,502,374
21,892,000	Saxon Asset Securities Trust 2007-3(b)	US0001M + 0.800%	0.8860	09/25/47	20,993,679
4,360,331	Saxon Asset Securities Trust 2007-3(b)	US0001M + 0.900%	0.9860	09/25/47	3,904,065
10,935,000	Saxon Asset Securities Trust 2007-4(a),(b)	US0001M + 3.000%	3.0860	12/25/37	7,966,205
7,000,000	Seasoned Credit Risk Transfer Trust Series 2020-2(d)		4.2500	11/25/59	7,332,789
1,415,765	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 0.975%	1.0610	12/25/34	1,370,114
111,109	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 1.830%	1.9160	01/25/35	118,255
6,301,000	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 0.960%	1.0460	10/25/35	5,668,901
9,230,769	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 1.005%	1.0910	10/25/35	6,629,567
7,071,852	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 0.600%	0.6860	11/25/35	6,490,113
1,500,000	Security National Mortgage Loan Trust 2005-2(a),(d)		6.8860	02/25/35	1,317,077
13,096,701	Sequoia Mortgage Trust 2004-10(d)		0.7280	11/20/34	146,271
1,133,039	Sequoia Mortgage Trust 2004-10(b)	US0001M + 0.750%	0.8370	11/20/34	959,403
5,879,000	SG Mortgage Securities Trust 2005-OPT1(b)	US0001M + 0.885%	0.9710	10/25/35	5,692,264
3,542,161	Soundview Home Loan Trust 2005-1(b)	US0001M + 1.950%	2.0360	04/25/35	3,895,493
2,455,104	Soundview Home Loan Trust 2005-3(b)	US0001M + 0.990%	1.0760	06/25/35	2,556,220
1,532,119	Soundview Home Loan Trust 2005-A(b)	US0001M + 1.350%	1.4360	04/25/35	1,538,607
7,698,000	Soundview Home Loan Trust 2005-DO1(b)	US0001M + 1.725%	1.8110	05/25/35	7,652,178
4,542,879	Soundview Home Loan Trust 2005-OPT1(b)	US0001M + 0.825%	0.9110	06/25/35	4,425,537
5,321,456	Soundview Home Loan Trust 2005-OPT1(b)	US0001M + 1.050%	1.1360	06/25/35	3,379,854
8,802,000	Soundview Home Loan Trust 2005-OPT2(b)	US0001M + 0.975%	1.0610	08/25/35	7,978,270
5,708,590	Soundview Home Loan Trust 2005-OPT2(b)	US0001M + 1.125%	1.2110	08/25/35	3,366,976
1,787,500	Soundview Home Loan Trust 2005-OPT3(b)	US0001M + 1.020%	1.1060	11/25/35	1,626,062
6,612,375	Soundview Home Loan Trust 2005-OPT4(b)	US0001M + 0.825%	0.9110	12/25/35	5,887,399
10,936,061	Soundview Home Loan Trust 2006-1(b)	US0001M + 0.615%	0.7010	02/25/36	12,196,658
32,378,928	Soundview Home Loan Trust 2006-EQ1(b)	US0001M + 0.250%	0.3360	10/25/36	35,904,203
57,247,883	Soundview Home Loan Trust 2006-OPT2(b)	US0001M + 0.450%	0.5360	05/25/36	56,698,228
9,996,591	Soundview Home Loan Trust 2006-OPT3(b)	US0001M + 0.310%	0.3960	06/25/36	10,057,161
18,511,618	Soundview Home Loan Trust 2006-OPT4(b)	US0001M + 0.420%	0.5060	06/25/36	18,887,715
16,000,000	Soundview Home Loan Trust 2006-OPT5(b)	US0001M + 0.240%	0.3260	07/25/36	15,273,850
51,847,864	Soundview Home Loan Trust 2006-OPT5(b)	US0001M + 0.250%	0.3360	07/25/36	53,846,489

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
4,210,678	Specialty Underwriting & Residential Finance Trust(b)	US0001M + 0.975%	1.0610	06/25/36	$3,702,209
5,062,637	Specialty Underwriting & Residential Finance Trust(b)	US0001M + 0.585%	0.6710	12/25/36	5,598,653
8,500,000	STACR Trust 2018-HRP1(a),(b)	US0001M + 3.750%	3.8360	04/25/43	8,762,513
10,000,000	STACR Trust 2018-HRP2(b)	US0001M + 2.400%	2.4860	02/25/47	10,193,464
4,000,000	STACR Trust 2018-HRP2(b)	US0001M + 4.200%	4.2860	02/25/47	4,253,011
2,400,000	STACR Trust 2018-HRP2(b)	US0001M +10.500%	10.5860	02/25/47	2,797,097
2,309,517	Structured Asset Investment Loan Trust 2004-10(b)	US0001M + 3.750%	3.8360	11/25/34	3,222,326
1,734,865	Structured Asset Investment Loan Trust 2004-8(b)	US0001M + 3.750%	3.8360	09/25/34	1,924,956
3,130,600	Structured Asset Investment Loan Trust 2004-BNC2(b)	US0001M + 1.725%	1.8110	12/25/34	3,078,488
25,570,000	Structured Asset Investment Loan Trust 2005-4(b)	US0001M + 0.975%	1.0610	05/25/35	25,226,656
12,642,628	Structured Asset Investment Loan Trust 2005-5(b)	US0001M + 0.975%	1.0610	06/25/35	13,250,412
21,136,423	Structured Asset Investment Loan Trust 2005-6(b)	US0001M + 0.975%	1.0610	07/25/35	20,990,872
9,303,592	Structured Asset Investment Loan Trust 2005-8(b)	US0001M + 0.750%	0.8360	10/25/35	9,744,569
3,042,743	Structured Asset Investment Loan Trust 2005-HE2(b)	US0001M + 0.780%	0.8660	07/25/35	2,922,834
9,093,000	Structured Asset Investment Loan Trust 2005-HE3(b)	US0001M + 0.735%	0.8210	09/25/35	8,763,955
2,023,769	Structured Asset Investment Loan Trust 2005-HE3(b)	US0001M + 0.795%	0.8810	09/25/35	2,798,412
161,458	Structured Asset Mortgage Investments II Trust(d)		1.9940	10/19/34	157,424
2,253,556	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.750%	0.8370	07/19/35	2,141,885
1,358,083	Structured Asset Mortgage Investments Trust(b)	US0001M + 0.825%	0.9120	02/19/33	1,106,387
2,467,626	Structured Asset Securities Corp 2005-NC1(b)	US0001M + 1.950%	2.0360	02/25/35	2,544,635
1,982,950	Structured Asset Securities Corp 2005-RMS1(b)	US0001M + 0.750%	0.8360	02/25/35	1,907,110
478,047	Structured Asset Securities Corp 2005-WF1(b)	US0001M + 1.905%	1.9910	02/25/35	481,324
3,392,722	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 1.050%	1.1360	05/25/35	3,268,317
1,876,560	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 3.750%	3.8360	07/25/35	1,897,054
8,193,744	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 3.375%	3.4610	11/25/35	8,435,884
6,876,000	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 1.425%	1.5110	02/25/36	5,604,994
10,454,742	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.290%	0.3760	07/25/36	11,131,768
5,218,890	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.645%	0.7310	10/25/36	5,828,208
6,073,416	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.230%	0.3160	02/25/37	6,907,777
9,415,856	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.300%	0.3860	08/25/46	9,829,576
7,000,000	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.300%	0.3860	05/25/47	6,394,518
9,369,375	Structured Asset Securities Corp Trust 2005-AR1(b)	US0001M + 0.750%	0.8360	09/25/35	9,610,672
7,793,006	Terwin Mortgage Trust 2006-1(a),(b)	US0001M + 0.735%	0.8210	01/25/37	7,019,615
10,891,173	Terwin Mortgage Trust 2006-5(a),(b)	US0001M + 0.540%	0.6260	07/25/37	10,600,185

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.4% (Continued)
7,425,000	Terwin Mortgage Trust 2006-7(a),(b)	US0001M + 0.540%	0.6260	07/25/37	$6,302,273
5,740,000	Terwin Mortgage Trust 2007-QHL1(a),(b)	US0001M + 1.500%	1.5860	10/25/38	5,793,248
2,997,346	Terwin Mortgage Trust Series TMTS 2005-6HE(b)	US0001M + 1.200%	1.2860	04/25/36	3,066,002
393,874	Thornburg Mortgage Securities Trust 2004-2(b)	US0001M + 1.000%	1.0860	06/25/44	227,531
757,000	Truman Capital Mortgage Loan Trust(a),(b)	US0001M + 5.250%	5.3360	03/25/37	819,921
755,514	WaMu Mortgage Pass-Through Certificates Series(d)		2.5590	10/25/33	671,866
131,110	WaMu Mortgage Pass-Through Certificates Series(b)	COF 11 + 1.250%	1.5130	11/25/42	135,017
2,331,185	Washington Mutural Asset-Backed Certificates WMABS(b)	US0001M + 0.540%	0.6260	04/25/36	2,101,298
7,189,606	Wells Fargo Home Equity Asset-Backed Securities(b)	US0001M + 0.675%	0.7610	05/25/36	6,311,848
10,797,635	Wells Fargo Home Equity Asset-Backed Securities(b)	US0001M + 0.350%	0.4360	07/25/36	10,185,014
12,293,206	Wells Fargo Home Equity Asset-Backed Securities(b)	US0001M + 0.405%	0.4910	01/25/37	13,852,197
					3,818,533,122

	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,936,090,832)				3,818,533,122

	TOTAL INVESTMENTS - 98.8% (Cost $3,228,961,594)				$4,127,241,557
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%				51,968,367
	NET ASSETS - 100.0%				$4,179,209,924

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

COF 11	Cost of Funds for the 11th District of San Francisco

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

^	Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 482,783,345 or 11.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2021.

(d)	Variable rate security; the rate shown represents the rate on September 30, 2021.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 85.0%
	MONEY MARKET FUNDS - 85.0%
2,485,115	Fidelity Government Portfolio, Institutional Class, 0.01%(a)					$2,485,115
148,339,926	First American Government Obligations Fund, Class U, 0.03%(a)					148,339,926
	TOTAL SHORT-TERM INVESTMENTS (Cost $150,825,041)					150,825,041

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (c)
	CALL OPTIONS PURCHASED - 0.0%(c)
70	S&P Emini 3rd Wk	GAIN	11/19/2021	$4,620	$16,170,000	$16,100
70	S&P Emini 3rd Wk	GAIN	11/19/2021	4,650	16,275,000	10,325
20	S&P Emini 3rd Wk	GAIN	11/19/2021	4,700	4,700,000	1,500
60	S&P Emini 3rd Wk	GAIN	10/15/2021	4,500	13,500,000	7,050
60	S&P Emini 3rd Wk	GAIN	10/15/2021	4,550	13,650,000	2,850
55	S&P500 EMINI OPTN	GAIN	12/17/2021	4,730	13,007,500	14,438
50	S&P500 EMINI OPTN	GAIN	11/30/2021	4,700	11,750,000	6,750
70	S&P500 EMINI OPTN	GAIN	11/30/2021	4,750	16,625,000	5,075
100	S&P500 EMINI OPTN	GAIN	10/29/2021	4,550	22,750,000	16,000
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,053,570)					80,088

	TOTAL INVESTMENTS - 85.0% (Cost $151,878,611)					$150,905,129
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $913,850)					(46,200)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $5,475)					(3,850)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.0%					26,581,769
	NET ASSETS - 100.0%					$177,436,848

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN - 0.0%(d)

60	Emini SP M Week O	GAIN	10/04/2021	4,545	13,635,000	450
20	Emini SP W Week O	GAIN	10/06/2021	4,510	4,510,000	400
70	S&P Emini 1st Week	GAIN	10/01/2021	4,565	15,977,500	175
140	S&P Emini 3rd Wk	GAIN	11/19/2021	4,720	33,040,000	8,050
140	S&P Emini 3rd Wk	GAIN	11/19/2021	4,750	33,250,000	5,600
40	S&P Emini 3rd Wk	GAIN	11/19/2021	4,800	9,600,000	1,000
130	S&P Emini 3rd Wk	GAIN	10/15/2021	4,600	29,900,000	3,250

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(b)
(continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN- 0.0%(d)(Continued)
130	S&P Emini 3rd Wk	GAIN	10/15/2021	$4,650	$30,225,000	$1,625
110	S&P500 EMINI OPTN	GAIN	12/17/2021	4,830	26,565,000	10,450
100	S&P500 EMINI OPTN	GAIN	11/30/2021	4,800	24,000,000	4,500
140	S&P500 EMINI OPTN	GAIN	11/30/2021	4,850	33,950,000	4,200
200	S&P500 EMINI OPTN	GAIN	10/29/2021	4,650	46,500,000	6,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $913,850)					46,200

	PUT OPTIONS WRITTEN - 0.0%(d)
60	Emini SP M Week O	GAIN	10/04/2021	3,925	11,775,000	2,250
20	Emini SP W Week O	GAIN	10/06/2021	3,775	3,775,000	1,100
50	S&P Emini 1st Week	GAIN	10/01/2021	3,900	9,750,000	500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $5,475)					3,850

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $919,325)					50,050

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Expiration		Notional Amount(e)	Unrealized Depreciation
80	CBOE Volatility Index Future		10/20/2021		1,829,424	(36,076)
10	CME E-Mini NASDAQ 100 Index Future		12/17/2021		2,936,500	(129,800)
30	CME E-mini Russell 2000 Index Futures		12/17/2021		3,301,200	(33,750)
230	CME E-Mini Standard & Poor’s 500 Index Future		12/17/2021		49,424,125	(1,531,000)
	TOTAL FUTURES CONTRACTS					(1,730,626)

GAIN	Gain Capital Group, LLC

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(b)	Each contract is equivalent to one futures contract.

(c)	Percentage rounds to less than 0.1%.

(d)	Percentage rounds to greater than (0.1)%.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2%
	AEROSPACE & DEFENSE - 4.0%
15,000	AeroVironment, Inc.(a)(b)	$1,294,800
100,000	AEye, Inc.(a)	547,000
		1,841,800
	BIOTECH & PHARMA - 2.3%
35,000	Bioxcel Therapeutics, Inc.(a)(b)	1,062,250

	DIVERSIFIED INDUSTRIALS - 3.3%
15,000	Omron Corporation	1,492,270

	ELECTRICAL EQUIPMENT - 13.5%
32,500	ABB Ltd.	1,093,611
37,500	Allied Motion Technologies, Inc.	1,173,000
10,000	AMETEK, Inc.	1,240,100
25,000	CyberOptics Corporation(a)	889,500
7,500	Novanta, Inc.(a)	1,158,750
10,000	Renishaw plc	640,197
		6,195,158
	MACHINERY - 29.8%
50,000	ATS Automation Tooling Systems, Inc.(a)	1,585,823
50,000	Balyo S.A.(a)	78,693
13,000	Daifuku Company Ltd.	1,225,723
6,000	FANUC Corporation	1,320,995
1,250,000	FBR Ltd.(a)	32,506
35,000	GEA Group A.G.	1,605,900
5,000	Kardex Holding A.G.	1,417,698
2,900	Keyence Corporation	1,741,429
500,000	Kraken Robotics, Inc.(a)	165,765
13,000	Krones A.G.	1,273,861
5,000	KUKA A.G.	409,110
55,000	Sandvik A.B.	1,264,895
55,000	Scott Technology Ltd.	108,134
30,000	Yaskawa Electric Corporation	1,451,938
		13,682,470

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 22.4%
250,000	Accuray, Inc.(a)(b)	$987,500
57,500	ClearPoint Neuro, Inc.(a)(b)	1,020,625
40,000	iCAD, Inc.(a)	430,000
1,750	Intuitive Surgical, Inc.(a)	1,739,763
100,000	Microbot Medical, Inc.(a)	703,000
20,000	PROCEPT BioRobotics Corporation(a)	763,000
20,000	Siemens Healthineers A.G.	1,302,197
350,000	Stereotaxis, Inc.(a)	1,883,000
2,500	Tecan Group A.G.	1,424,398
		10,253,483
	SEMICONDUCTORS - 6.9%
15,000	Brooks Automation, Inc.	1,535,250
40,000	Infineon Technologies A.G.	1,646,869
		3,182,119
	SOFTWARE - 6.5%
10,000	Omnicell, Inc.(a)(b)	1,484,300
5,000	Synopsys, Inc.(a)	1,497,050
		2,981,350
	TECHNOLOGY HARDWARE - 6.5%
100,000	Nano Dimension Ltd. - ADR(a)(b)	564,000
12,500	Nidec Corporation	1,391,441
100,000	Vuzix Corporation(a)(b)	1,046,000
		3,001,441

	TOTAL COMMON STOCKS (Cost $31,909,975)	43,692,341

	SHORT-TERM INVESTMENT — 12.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 12.6%
5,785,301	Mount Vernon Liquid Assets Portfolio, 0.30% (Cost $5,785,301) (c),(d)	5,785,301

	TOTAL INVESTMENTS - 107.8% (Cost $37,695,276)	$49,477,642
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)%	(3,580,049)
	NET ASSETS - 100.0%	$45,897,593

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $5,637,002.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2021. Total collateral had a value of $5,785,301 at September 30, 2021.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6%
	ASSET MANAGEMENT - 0.4%
980	Industrivarden A.B.	$31,500
712	Kinnevik A.B.(a)	25,160
5,332	UBS Group A.G.	85,737
		142,397
	AUTOMOTIVE - 2.0%
2,300	Aisin Seiki Company Ltd.	83,899
2,980	BorgWarner, Inc.	128,765
2,622	General Motors Company	138,205
2,900	Honda Motor Company Ltd.	89,801
7,000	Sumitomo Rubber Industries Ltd.	89,339
3,600	Toyoda Gosei Company Ltd.	72,500
4,700	Toyota Boshoku Corporation	83,869
500	Toyota Industries Corporation	41,228
4,900	TS Tech Company Ltd.	63,460
		791,066
	BANKING - 0.6%
34,100	Mebuki Financial Group, Inc.	75,184
6,887	Skandinaviska Enskilda Banken A.B.	97,536
3,866	Swedbank A.B., A Shares	78,349
		251,069
	BEVERAGES - 0.2%
778	Monster Beverage Corporation (a)	69,110

	BIOTECH & PHARMA - 0.5%
662	Dechra Pharmaceuticals plc	43,292
3,908	GlaxoSmithKline plc	73,960
1,400	Kyowa Kirin Company Ltd.	50,504
1,200	Ono Pharmaceutical Company Ltd.	27,458
		195,214
	CABLE & SATELLITE - 0.4%
3,551	DISH Network Corporation, Class A(a)	154,327

	CHEMICALS - 1.7%
962	Celanese Corporation	144,916

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6% (Continued)
	CHEMICALS - 1.7% (Continued)
1,100	Denka Company Ltd.	$38,745
1,900	Mitsubishi Gas Chemical Company, Inc.	37,719
4,462	Mosaic Company (The)	159,383
1,400	Nitto Denko Corporation	100,130
800	NOF Corporation	45,315
498	Novozymes A/S, Class B	34,152
227	Symrise A.G.	29,899
3,800	Tokuyama Corporation	73,156
		663,415
	COMMERCIAL SUPPORT SERVICES - 0.5%
4,100	Asahi Holdings, Inc.	74,596
1,544	Rollins, Inc.	54,550
876	Sodexo S.A.	76,934
		206,080
	CONSTRUCTION MATERIALS - 0.2%
3,400	Taiheiyo Cement Corporation	70,880

	DIVERSIFIED INDUSTRIALS - 0.8%
1,393	General Electric Company	143,521
1,800	Hitachi Ltd.	107,121
1,175	Pentair plc	85,340
		335,982
	E-COMMERCE DISCRETIONARY - 0.5%
2,479	eBay, Inc.	172,712
139	Zalando S.E.(a),	12,778
		185,490
	ELECTRICAL EQUIPMENT - 0.8%
200	Daikin Industries Ltd.	43,845
1,203	Johnson Controls International plc	81,900
375	Kone OYJ, Class B	26,415
3,171	Signify N.V.	158,578
		310,738
	ENGINEERING & CONSTRUCTION - 0.9%
11,000	Hazama Ando Corporation	79,166

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6% (Continued)
	ENGINEERING & CONSTRUCTION - 0.9% (Continued)
6,300	Kajima Corporation	$81,422
2,700	Nippo Corporation	97,160
5,794	Peab A.B., Class B	60,201
208	Spirax-Sarco Engineering plc	41,984
		359,933
	ENTERTAINMENT CONTENT - 0.1%
2,500	Mixi, Inc.	56,442

	FOOD - 0.6%
3,487	Conagra Brands, Inc.	118,105
800	Morinaga Milk Industry Company Ltd.	50,190
7,845	Tate & Lyle plc	73,177
		241,472
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
4,400	Sumitomo Forestry Company Ltd.	84,549

	GAS & WATER UTILITIES - 0.1%
700	Iwatani Corporation	41,219

	HEALTH CARE FACILITIES & SERVICES - 3.1%
2,070	Centene Corporation(a)	128,982
1,346	Cigna Corporation	269,416
1,430	CVS Group plc	46,661
1,408	DaVita, Inc.(a)	163,694
806	Fresenius Medical Care A.G. & Company KGaA	56,850
746	HCA Healthcare, Inc.	181,069
305	Humana, Inc.	118,691
995	Quest Diagnostics, Inc.	144,583
402	UnitedHealth Group, Inc.	157,077
		1,267,023
	HOME & OFFICE PRODUCTS - 0.9%
2,732	Electrolux A.B. - Series B	63,174
400	Rinnai Corporation	43,953

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6% (Continued)
	HOME & OFFICE PRODUCTS - 0.9% (Continued)
1,302	Whirlpool Corporation	$265,426
		372,553
	HOME CONSTRUCTION - 2.8%
3,333	DR Horton, Inc.	279,873
3,500	Iida Group Holdings Company Ltd.	90,374
3,184	Lennar Corporation, Class A	298,278
2,259	Masco Corporation	125,487
2,100	Open House Company Ltd.	124,598
5,745	PulteGroup, Inc.	263,810
		1,182,420
	HOUSEHOLD PRODUCTS - 0.2%
241	Estee Lauder Companies, Inc. (The), Class A	72,283

	INDUSTRIAL REIT - 0.1%
15,326	Tritax Big Box REIT plc	43,933

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
448	Goldman Sachs Group, Inc. (The)	169,357
6,319	IG Group Holdings plc	68,545
1,400	Japan Exchange Group, Inc.	34,820
4,435	Morgan Stanley	431,570
3,000	SBI Holdings, Inc.	74,237
		778,529
	INSURANCE - 4.0%
904	Admiral Group plc	37,884
2,859	Aflac, Inc.	149,040
2,616	Allstate Corporation (The)	333,043
548	Arthur J Gallagher & Company	81,460
1,884	ASR Nederland N.V.	86,290
4,150	Assicurazioni Generali SpA	88,449
3,024	AXA S.A.	84,410
21,408	Legal & General Group plc	81,141
27,773	M&G plc	76,244
2,500	MS&AD Insurance Group Holdings, Inc.	84,159

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6% (Continued)
	INSURANCE - 4.0% (Continued)
840	NN Group N.V.	$44,071
8,084	Phoenix Group Holdings plc	70,371
1,391	Progressive Corporation (The)	125,732
1,900	Sompo Holdings, Inc.	83,118
13,800	T&D Holdings, Inc.	191,586
		1,616,998
	INTERNET MEDIA & SERVICES - 0.1%
361	Scout24 A.G.	25,086

	LEISURE PRODUCTS - 0.1%
848	Thule Group A.B.	42,804

	MACHINERY - 1.1%
900	Azbil Corporation	38,799
400	Daifuku Company Ltd.	37,715
201	Deere & Company	67,349
1,673	Epiroc A.B.	34,804
1,508	Indutrade A.B.	42,128
1,800	Kubota Corporation	38,541
4,671	Valmet OYJ	169,657
		428,993
	MEDICAL EQUIPMENT & DEVICES - 1.5%
594	Agilent Technologies, Inc.	93,574
106	Bio-Rad Laboratories, Inc., Class A(a)	79,071
262	Danaher Corporation	79,763
137	IDEXX Laboratories, Inc.(a)	85,200
469	PerkinElmer, Inc.	81,273
62	Tecan Group A.G.	35,325
128	Thermo Fisher Scientific, Inc.	73,130
219	West Pharmaceutical Services, Inc.	92,974
		620,310
	METALS & MINING - 0.4%
15,330	Ferrexpo plc	67,633

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6% (Continued)
	METALS & MINING - 0.4% (Continued)
2,048	Newmont Corporation	$111,206
		178,839
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
1,574	Nexity S.A.	75,156

	REAL ESTATE SERVICES - 0.2%
3,000	Starts Corp, Inc.	71,656

	RETAIL - CONSUMER STAPLES - 2.1%
10,561	B&M European Value Retail S.A.	84,101
200	Cosmos Pharmaceutical Corporation	34,112
1,005	Etablissements Franz Colruyt N.V.	51,249
1,278	Kesko OYJ, B Shares	44,197
2,258	Koninklijke Ahold Delhaize N.V.	75,197
3,820	Kroger Company (The)	154,443
1,000	Sugi Holdings Company Ltd.	73,045
1,900	Sundrug Company Ltd.	58,069
1,162	Target Corporation	265,830
900	Yaoko Company Ltd.	55,496
		895,739
	RETAIL - DISCRETIONARY - 2.4%
2,248	Bath & Body Works, Inc.	141,691
2,383	Best Buy Company, Inc.	251,907
4,458	Bilia A.B.	80,920
235	Home Depot, Inc. (The)	77,141
16,245	Kingfisher plc	73,707
11,900	K’s Holdings Corporation	123,613
377	Lowe’s Companies, Inc.	76,478
200	Nitori Holdings Company Ltd.	39,633
3,000	Nojima Corporation	77,517
748	Victoria’s Secret & Company(a)	41,334
		983,941

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6% (Continued)
	SOFTWARE - 0.2%
155	Tyler Technologies, Inc.(a)	$71,091

	SPECIALTY FINANCE - 0.2%
2,394	Intrum A.B.	65,292

	STEEL - 0.3%
5,800	Mitsui & Company Ltd.	128,086

	TECHNOLOGY HARDWARE - 0.9%
1,649	Corning, Inc.	60,172
4,409	HP, Inc.	120,630
345	Logitech International S.A.	30,792
500	Murata Manufacturing Company Ltd.	44,634
100	Nintendo Company Ltd.	48,676
800	Sony Group Corporation	89,303
		394,207
	TECHNOLOGY SERVICES - 0.2%
1,948	Computacenter plc	71,391

	TELECOMMUNICATIONS - 0.3%
3,578	Proximus S.A.DP	71,074
1,675	United Internet A.G.	65,265
		136,339
	TOBACCO & CANNABIS - 0.5%
1,993	British American Tobacco plc	69,976
3,902	Imperial Brands plc	81,997
4,029	Swedish Match A.B.	35,305
		187,278
	TRANSPORTATION & LOGISTICS - 2.6%
73	AP Moller - Maersk A/S - Series B	197,800
1,337	Deutsche Post A.G.	84,418
189	DSV PANALPINA A/S	45,379
544	FedEx Corporation	119,294
4,900	Hitachi Transport System Ltd.	218,484

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 37.6% (Continued)
	TRANSPORTATION & LOGISTICS - 2.6% (Continued)
1,100	Nippon Express Company Ltd.	$76,110
293	Old Dominion Freight Line, Inc.	83,792
6,384	Poste Italiane SpA	88,267
16,187	PostNL N.V.	78,229
2,600	Yamato Holdings Company Ltd.	65,947
		1,057,720
	WHOLESALE - CONSUMER STAPLES - 0.2%
9,800	Marubeni Corporation	81,966

	WHOLESALE - DISCRETIONARY - 0.6%
2,004	Bunzl plc	66,336
5,400	Daiwabo Holdings Company Ltd.	87,214
1,900	Toyota Tsusho Corporation	80,972
		234,522

	TOTAL COMMON STOCKS (Cost $14,600,594)	15,243,538

	EXCHANGE-TRADED FUNDS — 26.3%
	EQUITY - 12.2%
2,117	Communication Services Select Sector SPDR Fund, N	169,593
987	Consumer Discretionary Select Sector SPDR Fund	177,117
2,509	Consumer Staples Select Sector SPDR Fund	172,720
3,745	Energy Select Sector SPDR Fund	195,077
4,721	Financial Select Sector SPDR Fund	177,179
4,034	Global X MSCI Greece ETF	108,999
1,341	Health Care Select Sector SPDR Fund	170,709
1,735	Industrial Select Sector SPDR Fund	169,752
17,092	Invesco S&P 500 BuyWrite ETF	392,945
12,885	iShares Mortgage Real Estate ETF	466,179
2,414	iShares MSCI India ETF	117,538
2,295	iShares MSCI Mexico ETF	110,757
2,787	iShares MSCI Philippines ETF	82,913
5,078	iShares MSCI Poland ETF	111,310

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 26.3% (Continued)
	EQUITY - 12.2% (Continued)
2,147	iShares MSCI South Africa ETF	$100,973
1,806	iShares MSCI Taiwan ETF	111,990
1,054	iShares MSCI Thailand ETF	78,639
2,117	Materials Select Sector SPDR Fund	167,476
3,802	Real Estate Select Sector SPDR Fund	168,999
9,893	SPDR S&P International Dividend ETF	375,637
1,141	Technology Select Sector SPDR Fund	170,374
2,645	Utilities Select Sector SPDR Fund	168,963
4,006	VanEck Russia ETF	121,462
4,038	Vanguard Global ex-U.S. Real Estate ETF	227,380
3,708	Vanguard High Dividend Yield ETF	383,222
2,204	Vanguard Real Estate ETF	224,323
		4,922,226
	FIXED INCOME - 14.1%
21,615	Invesco Senior Loan ETF	477,907
6,952	iShares 0-5 Year High Yield Corporate Bond ETF	317,706
23,625	iShares 1-3 Year Treasury Bond ETF	2,035,293
280	iShares 7-10 Year Treasury Bond ETF	32,262
737	iShares iBoxx $ Investment Grade Corporate Bond ETF	98,043
8,709	iShares J.P. Morgan EM High Yield Bond ETF	386,288
2,847	iShares JP Morgan USD Emerging Markets Bond ETF	313,341
851	iShares National Muni Bond ETF	98,861
12,146	iShares Preferred & Income Securities ETF	471,386
1,818	iShares Trust iShares 1-5 Year Investment Grade	99,336
6,305	iShares US & International High Yield Corp Bond	315,536
1,571	Schwab US TIPS ETF	98,313
5,477	SPDR Bloomberg Barclays Convertible Securities ETF	467,462
2,900	SPDR Bloomberg Barclays High Yield Bond ETF	317,144
3,254	SPDR Bloomberg Barclays Investment Grade Floating	99,768
1,246	SPDR FTSE International Government	67,801
		5,696,447

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,705,172)	10,618,673

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.9%
	U.S. TREASURY BILLS — 11.9%
1,600,000	United States Cash Management Bill(b)	0.000	11/02/21	$1,599,913
1,600,000	United States Treasury Bill(b)	0.000	10/05/21	1,599,994
1,600,000	United States Treasury Bill(b)	0.000	10/21/21	1,599,936
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,799,872)			4,799,843

	TOTAL INVESTMENTS - 75.8% (Cost $29,105,638)			$30,662,054
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.2%			9,778,269
	NET ASSETS - 100.0%			$40,440,323

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	(Depreciation)
51	CBOT Corn Future(d)	12/14/2021	$1,368,713	$34,413
21	CBOT Soybean Future(d)	11/12/2021	1,318,800	(25,351)
38	CBOT Wheat Future(d)	12/14/2021	1,378,450	113,624
16	CME 3 Month Eurodollar Future	12/13/2021	3,993,200	1,500
16	CME 3 Month Eurodollar Future	03/14/2022	3,994,200	1,400
2	CME British Pound Currency Future	12/13/2021	168,438	(3,150)
12	COMEX Copper Future(d)	12/29/2021	1,226,700	(51,150)
1	Eurex 10 Year Euro BUND Future	12/08/2021	196,813	(2,905)
15	Montreal Exchange 10 Year Canadian Bond Future	12/20/2021	1,694,952	(38,533)
21	Montreal Exchange 3 Month Canadian Bank Acceptance	12/13/2021	4,123,831	155
21	Montreal Exchange 3 Month Canadian Bank Acceptance	03/14/2022	4,119,479	(2,690)
59	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2022	1,344,067	27,182
25	NYBOT CSC Number 11 World Sugar Future(d)	04/29/2022	553,280	14,829
30	NYMEX Henry Hub Natural Gas Futures(d)	11/26/2021	1,797,300	585,680
10	NYMEX Henry Hub Natural Gas Futures(d)	02/24/2022	551,700	119,600
20	NYMEX Light Sweet Crude Oil Future(d)	11/19/2021	1,494,000	145,210
7	NYMEX Light Sweet Crude Oil Future(d)	02/22/2022	510,930	66,990
15	NYMEX NY Harbor ULSD Futures(d)	11/30/2021	1,469,097	163,997
6	NYMEX NY Harbor ULSD Futures(d)	02/28/2022	575,392	48,321
16	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	11/30/2021	1,448,899	118,550
3	TSE Japanese 10 Year Bond Futures	12/13/2021	4,069,998	(12,658)
	TOTAL FUTURES CONTRACTS			1,305,014

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	(Depreciation)
9	CBOT 10 Year US Treasury Note	12/21/2021	$1,184,481	$5,035

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of				Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	(Depreciation)
20	CBOT Corn Future(d)	03/14/2022	$544,500	$(12,300)
8	CBOT Soybean Future(d)	03/14/2022	508,800	10,638
15	CBOT Wheat Future(d)	03/14/2022	552,375	18,788
44	CME Australian Dollar Currency Future	12/13/2021	3,182,960	62,872
6	CME Canadian Dollar Currency Future	12/14/2021	473,940	(1,110)
33	CME Euro Foreign Exchange Currency Future	12/13/2021	4,785,000	104,775
60	CME Japanese Yen Currency Future	12/13/2021	6,735,751	71,153
10	CME Live Cattle Future(d)	02/28/2022	522,600	29,000
16	CME Live Cattle Future(d)	12/31/2021	804,640	11,400
4	CME Norwegian Krone Currency Future	12/13/2021	914,880	6,720
25	CME Swiss Franc Currency Future	12/13/2021	3,356,875	43,150
7	COMEX Gold 100 Troy Ounces Future(d)	12/29/2021	1,229,900	34,230
29	Long Gilt Future	12/29/2021	4,893,639	126,419
	TOTAL FUTURES CONTRACTS			510,770

CREDIT DEFAULT SWAPS

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse	Markit CDX Emerging Markets Index	Sell	1.00%	181.94%	Quarterly	12/10/2026	$247,000	$(9,800)	$(8,446)	$(1,354)
Credit Suisse	Markit CDX North America High Yield Index	Sell	5.00%	301.81%	Quarterly	12/10/2026	319,000	29,816	31,304	(1,488)
Credit Suisse	Markit CDX North America Investment Grade Index	Sell	1.00%	53.09%	Quarterly	12/10/2026	99,500	2,386	2,353	33
Credit Suisse	Markit iTraxx Europe Index	Sell	1.00%	50.02%	Quarterly	12/10/2026	84,500	2,238	2,530	(292)
Credit Suisse	Markit iTraxx Europe Crossover Index	Sell	5.00%	252.85%	Quarterly	12/10/2026	270,000	32,347	37,662	(5,315)
	Net Unrealized Depreciation on Swap Contracts								$65,403	$(8,416)

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

CSI	- Credit Suisse

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the ACSSF Fund Limited.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.7%
	BIOTECH & PHARMA - 94.9%
73,500	ACADIA Pharmaceuticals, Inc.(a)	$1,220,835
51,000	Aclaris Therapeutics, Inc.(a)	918,000
68,500	Adaptimmune Therapeutics plc - ADR(a)	354,145
110,000	Aeglea BioTherapeutics, Inc.(a)	874,500
47,500	Aerie Pharmaceuticals, Inc.(a)	541,500
2,000	Allakos, Inc.(a)	211,740
35,500	Arcutis Biotherapeutics, Inc.(a)	848,095
16,500	Arena Pharmaceuticals, Inc.(a)	982,575
20,538	Athira Pharma, Inc.(a)	192,646
60,000	Atreca, Inc.(a)	373,800
23,000	Axsome Therapeutics, Inc.(a)	758,080
400	Biogen, Inc.(a)	113,196
8,000	BioMarin Pharmaceutical, Inc.(a)	618,320
32,000	Bluebird Bio, Inc.(a)	611,520
710	Bristol-Myers Squibb Company	42,011
114,000	Catalyst Biosciences, Inc.(a)	468,540
17,000	Celldex Therapeutics, Inc.(a)	917,830
134,475	Cogent Biosciences, Inc.(a)	1,130,935
35,000	Coherus Biosciences, Inc.(a)	562,450
37,000	Collegium Pharmaceutical, Inc.(a)	730,380
37,500	Decibel Therapeutics, Inc.(a)	289,125
23,000	Exelixis, Inc.(a)	486,220
71,500	Fusion Pharmaceuticals, Inc.(a)	566,280
29,500	Galapagos N.V. - ADR(a)	1,551,995
11,500	Gilead Sciences, Inc.	803,275
17,000	Gracell Biotechnologies, Inc. - ADR(a)	235,790
1,000	Horizon Therapeutics plc(a)	109,540
35,000	Immatics N.V.(a)	455,000
15,250	Incyte Corporation(a)	1,048,895
28,500	Insmed, Inc.(a)	784,890
4,000	Intra-Cellular Therapies, Inc.(a)	149,120
30,500	Iovance Biotherapeutics, Inc.(a)	752,130
136,000	Karyopharm Therapeutics, Inc.(a)	791,520
83,000	MEI Pharma, Inc.(a)	229,080

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	BIOTECH & PHARMA - 94.9% (Continued)
9,750	Merck & Company, Inc.	$732,323
65,500	Mersana Therapeutics, Inc.(a)	617,665
5,500	Morphic Holding, Inc.(a)	311,520
101,000	MorphoSys A.G. - ADR(a)	1,187,760
98,500	Oyster Point Pharma, Inc.(a)	1,167,225
12,500	PTC Therapeutics, Inc.(a)	465,125
148,500	Puma Biotechnology, Inc.(a)	1,040,985
400	Regeneron Pharmaceuticals, Inc.(a)	242,072
6,500	Revance Therapeutics, Inc.(a)	181,090
6,000	Sage Therapeutics, Inc.(a)	265,860
9,000	Sarepta Therapeutics, Inc.(a)	832,320
165,500	Seres Therapeutics, Inc.(a)	1,151,880
26,000	Sutro Biopharma, Inc.(a)	491,140
113,000	TCR2 Therapeutics, Inc.(a)	961,630
54,500	Trillium Therapeutics, Inc.(a)	957,020
550	United Therapeutics Corporation(a)	101,519
10,250	Vertex Pharmaceuticals, Inc.(a)	1,859,247
92,402	Viracta Therapeutics, Inc.(a)	741,064
65,000	Zogenix, Inc.(a)	987,350
		35,018,753
	HEALTH CARE FACILITIES & SERVICES - 1.8%
28,000	AdaptHealth Corporation(a)	652,120

	TOTAL COMMON STOCKS (Cost $37,204,004)	35,670,873

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
1	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1)(c)	1

	TOTAL INVESTMENTS - 96.7% (Cost $37,204,005)	$35,670,874
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.3%	1,205,036
	NET ASSETS - 100.0%	$36,875,910

ADR	- American Depositary Receipt

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	CLOSED END FUNDS — 37.0%
	FIXED INCOME - 37.0%
10,807	BlackRock Long-Term Municipal Advantage Trust			$146,111
10,018	BlackRock MuniHoldings New Jersey Quality Fund, Inc.			156,682
10,039	BlackRock MuniYield New Jersey Fund, Inc.			155,705
28,200	Eaton Vance California Municipal Bond Fund			336,707
24,600	Eaton Vance Municipal Bond Fund			329,148
10,000	Invesco Trust for Investment Grade Municipals			136,900
11,294	Nuveen Municipal Credit Opportunities Fund			170,652
10,228	Nuveen Municipal High Income Opportunity Fund			150,965
7,090	Nuveen Quality Municipal Income Fund			110,746
35,000	Putnam Managed Municipal Income Trust			291,900
23,000	Putnam Municipal Opportunities Trust			315,100
	TOTAL CLOSED END FUNDS (Cost $2,338,942)			2,300,616

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 62.8%
	CHARTER SCHOOLS — 1.6%
100,000	California Statewide Communities Development	7.0000	07/01/47	100,008

	CITY — 2.8%
100,000	City of Oil City PA	4.0000	12/01/42	114,512
50,000	City of Waukegan IL	4.0000	12/30/37	59,424
				173,936
	CONTINUING CARE RETIREMENT CTR — 24.9%
200,000	Florida Development Finance Corporation	4.0000	06/01/55	220,501
25,000	Health & Educational Facilities Authority of the State of Missouri	5.0000	02/01/46	27,927
10,000	Illinois Finance Authority	4.0000	05/15/35	10,679
50,000	Illinois Finance Authority	5.0000	05/15/56	57,813
200,000	Iowa Finance Authority	4.0000	05/15/53	220,543
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	109,148
150,000	New Hampshire Business Finance Authority	5.0000	07/01/31	170,178
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	108,585
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	28,113

See accompanying notes to consolidated financial statements.

ALPHACENTRIC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 62.8% (Continued)
	CONTINUING CARE RETIREMENT CTR — 24.9% (Continued)
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	$27,919
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	118,838
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	55,023
300,000	Washington State Housing Finance Commission	4.0000	01/01/57	304,860
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	84,713
				1,544,840
	EDUCATION LEASE — 1.9%
100,000	Hammond Multi-School Building Corporation	4.0000	01/15/29	118,342

	ELECTRICITY AND PUBLIC POWER — 2.2%
25,000	Puerto Rico Electric Power Authority	5.2500	07/01/30	27,106
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	108,545
				135,651
	GOVERNMENT LEASE — 1.4%
50,000	Community College District of Central Southwest	4.0000	03/01/38	56,554
25,000	Lodi Public Financing Authority	4.0000	06/01/39	29,466
				86,020
	HIGHER EDUCATION — 7.3%
200,000	Colorado Mountain College	4.0000	12/01/51	231,960
100,000	Kentucky Bond Development Corporation	4.0000	06/01/51	115,275
100,000	Michigan Finance Authority	5.0000	05/01/46	109,473
				456,708
	PORTS & MARINAS — 0.5%
25,000	Port Authority of New York & New Jersey	4.0000	07/15/50	28,546

	PRIVATE SCHOOLS — 3.6%
100,000	City of Shawnee KS	5.0000	08/01/56	104,880
100,000	Rhode Island Health and Educational Building	4.0000	10/01/51	117,312
				222,192
	SALES TAX — 1.6%
100,000	City of Goddard KS	3.5000	06/01/34	98,862

	STATE — 0.4%
25,000	Commonwealth of Puerto Rico	5.5000	07/01/29	27,413

See accompanying notes to consolidated financial statements.

ALPHACENTRIC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 62.8% (Continued)
	STUDENT HOUSING — 1.9%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	$118,973

	TAX BACKED DISTRICT — 4.7%
250,000	Leyden Rock Metropolitan District	4.0000	12/01/51	291,005

	TOBACCO — 0.4%
25,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	25,406

	TOLL ROADS, BRIDGES & TUNNELS — 3.4%
50,000	Pennsylvania Turnpike Commission	4.0000	12/01/51	57,500
55,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/33	59,823
50,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	54,573
40,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	43,654
				215,550
	WATER AND SEWER — 4.2%
25,000	Clark Regional Wastewater District	5.0000	12/01/40	31,379
200,000	North Huntingdon Township Municipal Authority	4.0000	04/01/51	228,408
				259,787
	TOTAL MUNICIPAL BONDS (Cost $3,925,607)			3,903,239

	TOTAL INVESTMENTS - 99.8% (Cost $6,264,549)			$6,203,855
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			13,818
	NET ASSETS - 100.0%			$6,217,673

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Unrealized Appreciation
3	CBOT 10 Year US Treasury Note	12/21/2021	$394,827	$2,141
	TOTAL FUTURES CONTRACTS

See accompanying notes to consolidated financial statements.

ALPHACENTRIC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

CREDIT DEFAULT SWAPS

			Fixed	Implied	Frequency				Premiums
		Buy/Sell	Rate	Credit	of	Expiration	Notional		Paid/	Unrealized
Counterparty	Index	Protection	Received	Spread	Payments	Date	Amount	Value	(Received)	Depreciation
Credit Suisse	Markit CDX North America High Yield Index	Sell	5.00%	301.81%	Quarterly	12/10/2026	923,500	$86,317	$90,625	$(4,308)
Credit Suisse	Markit CDX North America Investment Grade Index	Sell	1.00%	53.09%	Quarterly	12/10/2026	923,500	22,141	21,829	312
	Net Unrealized Depreciation on Swap Contracts								$112,454	$(3,996)

PLC	Public Limited Company

CSI	Credit Suisse

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 31.4%
	HEALTH CARE REIT - 0.8%
2,500	Welltower, Inc.	$206,000

	MORTGAGE FINANCE - 16.1%
15,762	Chimera Investment Corporation	234,066
60,283	Ellington Financial, Inc.	1,102,576
214,436	MFA Financial, Inc.	979,973
158,212	New York Mortgage Trust, Inc.	673,983
26,764	PennyMac Mortgage Investment Trust	526,983
45,148	Redwood Trust, Inc.	581,958
		4,099,539
	MULTI ASSET CLASS REITS - 3.0%
30,279	iStar, Inc.	759,397

	SPECIALTY FINANCE - 10.8%
33,775	MGIC Investment Corporation	505,274
22,794	Mr. Cooper Group, Inc.(a)	938,429
21,477	Ocwen Financial Corporation(a)	604,148
11,699	PennyMac Financial Services, Inc.	715,160
		2,763,011
	TELECOMMUNICATIONS - 0.7%
6,003	SoftBank Group Corporation - ADR	174,327

	TOTAL COMMON STOCKS (Cost $6,251,817)	8,002,274

	PREFERRED STOCKS — 13.6%
	SPECIALTY FINANCE - 13.6%
39,964	AGNC Investment Corporation	1,008,690
10,000	Arbor Realty Trust, Inc.(a)	255,000
20,000	Arbor Realty Trust, Inc.	510,000
3,308	Chimera Investment Corporation - Series B	84,718
7,881	Chimera Investment Corporation(b)	202,857
2,252	Chimera Investment Corporation(b)	57,449

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares					Fair Value
	PREFERRED STOCKS — 13.6% (Continued)
	SPECIALTY FINANCE - 13.6% (Continued)
6,272	MFA Financial, Inc.(b)				$154,166
17,500	New York Mortgage Trust, Inc.(b)				434,000
9,000	Two Harbors Investment Corporation - Series A(b)				242,460
20,472	Two Harbors Investment Corporation, C(b)				519,375
	TOTAL PREFERRED STOCKS (Cost $3,328,787)				3,468,715

	REITS — 10.6%
	SPECIALTY FINANCE - 10.6%
245,158	New Residential Investment Corporation (Cost $1,964,670)				2,696,738

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 21.3%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%
97,984	Adjustable Rate Mortgage Trust 2007-1(b)		2.9760	03/25/37	96,351
846,813	Alternative Loan Trust 2006-6CB(c)	US0001M + 0.400%	0.4860	05/25/36	239,529
317,580	CHL Mortgage Pass-Through Trust 2005-2(c)	US0001M + 0.720%	0.8060	03/25/35	248,760
330,431	HarborView Mortgage Loan Trust 2005-7(c)	US0001M + 0.960%	1.0470	06/19/45	210,503
714,328	Impac CMB Trust Series 2005-2(c)	US0001M + 0.735%	0.8210	04/25/35	697,938
295,679	Nomura Asset Acceptance Corp Alternative Loan(c)	US0001M + 1.500%	1.5860	12/25/34	288,339
305,621	Washington Mutual Mortgage Pass-Through(c)	US0001M + 0.160%	0.2460	02/25/37	277,986
					2,059,406
	HOME EQUITY — 5.5%
219,895	Aegis Asset Backed Securities Trust Mortgage(c)	US0001M + 0.675%	0.7610	12/25/35	208,318
422,430	Asset Backed Securities Corp Home Equity Loan(c)	US0001M + 2.025%	2.1110	07/25/35	392,825
458,900	Bear Stearns Asset Backed Securities Trust 2003-2(c)	ICE LIBOR USD 1 Month + 1.800%	1.8860	03/25/43	459,449
365,212	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE3(c)	US0001M + 1.110%	1.1960	07/25/35	340,732
					1,401,324

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 21.3% (Continued)
	NON AGENCY CMBS — 1.8%
7,829,585	JPMBB Commercial Mortgage Securities Trust(b),(d)		1.3560	11/15/48	$222,172
150,000	WFRBS Commercial Mortgage Trust 2013-C15(b)		4.6500	08/15/46	137,154
100,000	WFRBS Commercial Mortgage Trust 2014-C19(b)		4.7230	03/15/47	105,753
					465,079
	RESIDENTIAL MORTGAGE — 5.9%
601,331	Chase Funding Trust Series 2003-2(c)	US0001M + 0.560%	0.6460	02/25/33	585,462
182,079	Credit-Based Asset Servicing and Securitization,(e)		6.0450	08/25/32	140,497
456,558	Ellington Loan Acquisition Trust 2007-2(c),(f)	US0001M + 1.700%	1.7860	05/25/37	383,631
405,781	Park Place Securities Inc Asset-Backed(c)	US0001M + 1.650%	1.7360	12/25/34	414,284
					1,523,874
	TOTAL ASSET BACKED SECURITIES (Cost $5,168,800)				5,449,683

	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
	CMBS — 3.1%
1,439,602	Government National Mortgage Association(b),(d)		0.5290	10/16/56	47,856
431,011	Government National Mortgage Association(b),(d)		0.6850	12/16/56	20,486
1,509,169	Government National Mortgage Association(b),(d)		0.4180	11/01/57	62,419
863,035	Government National Mortgage Association(b),(d)		0.8140	07/16/59	42,936
6,403,968	Government National Mortgage Association(b),(d)		0.7000	09/16/59	336,656
2,214,710	Government National Mortgage Association(b),(d)		1.2690	09/16/60	217,735
843,341	Government National Mortgage Association(b),(d)		0.7550	08/16/61	66,274
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $897,000)				794,362

	CONVERTIBLE BONDS — 6.4%
	ASSET MANAGEMENT — 2.5%
624,000	RWT Holdings, Inc.		5.7500	10/01/25	639,503

	SPECIALTY FINANCE — 3.9%
584,000	PennyMac Corporation		5.5000	11/01/24	598,600
390,000	Two Harbors Investment Corporation		6.2500	01/15/26	401,162
					999,762
	TOTAL CONVERTIBLE BONDS (Cost $1,647,672)				1,639,265

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 2.0%
	SPECIALTY FINANCE — 2.0%
225,000	PHH Mortgage Corporation(f)	7.8750	03/15/26	$229,287
280,000	United Wholesale Mortgage, LLC(f)	5.5000	11/15/25	282,599
	TOTAL CORPORATE BONDS (Cost $513,240)			511,886

Shares				Fair Value
	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
1,339,738	First American Government Obligations Fund, Class U, 0.03% (Cost $1,339,738)(g)			1,339,738

	TOTAL INVESTMENTS - 93.7% (Cost $21,111,724)			$23,902,661
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.3%			1,595,667
	NET ASSETS - 100.0%			$25,498,328

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

ICE LIBOR USD 1

Month	ICE LIBOR USD 1 Month

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2021.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Interest only securities.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2021.

(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 895,517 or 3.5% of net assets.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

							AlphaCentric
			AlphaCentric		AlphaCentric		Symmetry Strategy
	AlphaCentric Income		Premium		Robotics and		Fund
	Opportunities Fund		Opportunity Fund		Automation Fund		(Consolidated)
ASSETS
Investment securities:
Investments, at cost	$3,228,961,594		$151,878,611		$37,695,276		$29,105,638
Investments, at value (including collateral for loaned securities)	$4,127,241,557		$150,905,129		$49,477,642		$30,662,054
Cash & Cash Equivalents	54,213,378		16,246,000		2,317,326		6,529,801
Deposit with brokers for futures and swaps	—		11,539,842		—		1,176,973
Foreign Currency held at brokers for futures and swaps (Cost $3,659)	—		—		—		3,145
Receivable for securities sold	—		—		140,977		251,916
Receivable for Fund shares sold	6,692,500		715,758		51,900		250,000
Dividends and interest receivable	980,523		2,961		71,730		81,091
Upfront payment on swap	—		—		—		65,403
Unrealized appreciation on open futures contracts	—		—		—		1,965,630
Unrealized appreciation on swap contracts	—		—		—		33
Prepaid expenses and other assets	146,095		79,597		45,698		12,558
Other Assets	97,826		—		—		—
TOTAL ASSETS	4,189,371,879		179,489,287		52,105,273		40,998,604

LIABILITIES
Options Written (Proceeds $919,325)	—		50,050		—		—
Payable upon return of securities loaned	—		—		5,785,301		—
Payable for investments purchased	—		—		317,605		337,889
Unrealized depreciation on swap contracts	—		—		—		8,449
Unrealized depreciation on open futures contracts	—		1,730,626		—		149,846
Payable for Fund shares repurchased	5,160,535		5,006		35,643		—
Management fees payable	4,477,098		244,888		40,298		35,024
Distribution (12b-1) fees payable	134,727		573		1,457		—
Fees payable to other related parties	218,475		10,347		3,916		3,197
Administration fees payable	94,516		3,650		5,750		—
Accrued Trustees fees and expenses	1,229		1,176		1,218		1,142
Accrued expenses and other liabilities	75,375		6,123		16,492		22,734
TOTAL LIABILITIES	10,161,955		2,052,439		6,207,680		558,281
NET ASSETS	$4,179,209,924		$177,436,848		$45,897,593		$40,440,323

Composition of Net Assets:
Paid in capital	$4,001,707,940		$170,577,403		$33,400,377		$40,704,277
Accumulated income (loss)	177,501,984		6,859,445		12,497,216		(263,954)
NET ASSETS	$4,179,209,924		$177,436,848		$45,897,593		$40,440,323

Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$242,472,922		$8,198,645		$7,272,764		$69,535
Shares of beneficial interest outstanding (a)	20,141,836		310,510		426,815		5,781
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.04		$26.40		$17.04		$12.03

Maximum offering price per share	$12.64	(c)	$28.01	(b)	$18.08	(b)	$12.76	(b)

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$116,593,966		$4,326,478		$1,418,059		$1,058
Shares of beneficial interest outstanding (a)	9,725,434		169,083		85,986		89
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$11.99		$25.59		$16.49		$11.93	*

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$3,820,143,036		$164,911,725		$37,206,770		$40,369,730
Shares of beneficial interest outstanding (a)	316,958,291		6,130,763		2,158,482		3,360,553
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$12.05		$26.90		$17.24		$12.01

*	NAV may not calculate due to rounding of shares

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2021

			AlphaCentric
	AlphaCentric		Municipal		AlphaCentric
	LifeSci Healthcare		Opportunities		Strategic Income
	Fund		Fund		Fund
ASSETS
Investment securities:
Investments, at cost	$37,204,005		$6,264,549		$21,111,724
Investments, at value	$35,670,874		$6,203,855		$23,902,661
Cash & Cash Equivalents	1,314,374		48,714		1,203,509
Foreign currency (Cost $35,207)	35,060		—		—
Deposit with brokers for futures and swaps	—		106,800		—
Upfront payment on swap	—		112,454
Receivable for securities sold	120,430		—		—
Receivable for Fund shares sold	87,801		—		250,000
Dividends and interest receivable	6,369		47,401		138,980
Amount due from Manager	—		2,578		—
Unrealized appreciation on open futures contracts	—		2,141		—
Prepaid expenses and other assets	40,109		14,735		34,409
Unrealized appreciation on swap contracts	—		312		—
TOTAL ASSETS	37,275,017		6,538,990		25,529,559

LIABILITIES
Payable for investments purchased	327,282		294,048		—
Unrealized depreciation on swap contracts	—		4,308		—
Payable for Fund shares repurchased	35,983		—		—
Management fees payable	25,997		—		16,912
Distribution (12b-1) fees payable	676		615		71
Fees payable to other related parties	2,289		656		1,638
Administration fees payable	1,925		1,799		4,404
Accrued Trustees fees and expenses	1,124		1,147		3,641
Accrued expenses and other liabilities	3,831		18,744		4,565
TOTAL LIABILITIES	399,107		321,317		31,231
NET ASSETS	$36,875,910		$6,217,673		$25,498,328

Composition of Net Assets:
Paid in capital	$35,237,729		$6,458,396		$22,418,936
Accumulated income (loss)	1,638,181		(240,723)		3,079,392
NET ASSETS	$36,875,910		$6,217,673		$25,498,328

Net Asset Value Per Share:
Class A Shares (LYFAX,MUNAX,SIIAX):
Net Assets	$1,656,256		$1,545,654		$1,019
Shares of beneficial interest outstanding (a)	106,884		149,200		55
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$15.50		$10.36		$18.64	*
Maximum offering price per share	$16.45	(b)	$10.88	(c)	$19.57	(c)

Class C Shares (LYFCX,MUNCX,SIICX):
Net Assets	$386,776		$331,370		$143,754
Shares of beneficial interest outstanding (a)	25,116		31,971		7,721
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$15.40		$10.36		$18.62

Class I Shares (LYFIX,MUNIX, SIIIX):
Net Assets	$34,832,878		$4,340,649		$25,353,555
Shares of beneficial interest outstanding (a)	2,240,752		418,810		1,358,757
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$15.55		$10.36		$18.66

*	NAV may not calculate due to rounding of shares

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2021

	AlphaCentric	AlphaCentric	AlphaCentric	AlphaCentric
	Income	Premium	Robotics and	Symmetry Strategy
	Opportunities	Opportunity	Automation	Fund
	Fund	Fund	Fund	(Consolidated)
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net of tax witholding of $13,579 and $18,748, respectively)	$1,604,556	$—	$139,656	$158,625
Interest	63,441,718	17,054	68	175,448
Securities lending income	—	—	50,178	—
TOTAL INVESTMENT INCOME	65,046,274	17,054	189,902	334,073

EXPENSES
Management fees	29,025,085	1,203,637	290,545	314,150
Distribution (12b-1) fees:
Class A	289,057	8,987	9,579	2
Class C	586,018	17,764	7,016	5
Shareholder servicing fees	1,548,005	35,043	7,924	2,980
Administrative fees	590,292	28,926	15,268	16,002
MFund service fees	583,002	23,134	9,473	8,341
Printing and postage expenses	204,346	2,080	1,929	926
Registration fees	100,727	25,032	25,069	3,510
Custodian fees	88,210	2,774	7,321	33,421
Insurance expense	60,164	1,497	750	504
Compliance officer fees	51,717	4,898	6,569	6,285
Audit fees	25,649	6,911	8,090	8,011
Legal fees	25,140	7,480	7,029	8,009
Trustees fees and expenses	7,537	7,502	7,582	7,509
Interest expense	—	4,179	—	5,761
Other expenses	10,010	2,000	1,493	1,549
TOTAL EXPENSES	33,194,959	1,381,844	405,637	416,965
Less: Fees waived/reimbursed by the Manager	(3,466,784)	—	(63,546)	(49,471)
Plus: Recapture of fees previously waived	—	22,017	—	—
NET EXPENSES	29,728,175	1,403,861	342,091	367,494

NET INVESTMENT INCOME (LOSS)	35,318,099	(1,386,807)	(152,189)	(33,421)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	1,754,595	275,743	2,206,333	3,625,869
Investments, affiliated companies	—	63,909	—	—
Foreign Currencies Translation	—	—	(7,318)	(2,863)
Futures Contracts	—	4,961,661	—	227,958
Swap Contracts	—	—	—	34,539
Options Written	—	969,366	—	—
	1,754,595	6,270,679	2,199,015	3,885,503
Net change in unrealized appreciation (depreciation) on:
Investments	220,549,307	(605,966)	(2,168,515)	(3,419,716)
Investments, affiliated companies	—	(99,801)	—	—
Foreign Currencies Translation	—	—	(91)	(2,888)
Futures Contracts	—	(2,231,697)	—	1,438,029
Options Written	—	416,033	—	—
Swap Contracts	—	—	—	(4,612)
	220,549,307	(2,521,431)	(2,168,606)	(1,989,187)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	222,303,902	3,749,248	30,409	1,896,316

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM	$257,622,001	$2,362,441	$(121,780)	$1,862,895

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended and Period Ended September 30, 2021

		AlphaCentric
	AlphaCentric	Municipal	AlphaCentric
	LifeSci Healthcare	Opportunities	Strategic Income
	Fund	Fund	Fund *
INVESTMENT INCOME
Dividends (ALHF and ASIF: Net of tax witholding of $21 and $59, respectively)	$32,116	$74,404	$223,769
Interest	43	22,986	44,371
TOTAL INVESTMENT INCOME	32,159	97,390	268,140

EXPENSES
Management fees	196,490	19,323	82,357
Distribution (12b-1) fees:
Class A	1,826	1,030	1
Class C	1,578	1,376	92
Registration fees	24,962	9,125	1,704
Administrative fees	12,973	8,840	7,511
Custodian fees	7,905	1,907	2,441
Shareholder servicing fees	7,707	1,443	253
Trustees fees and expenses	7,496	7,496	3,641
MFund service fees	7,216	3,080	3,777
Legal fees	6,911	7,099	8,703
Audit fees	6,773	8,037	5,349
Compliance officer fees	6,345	7,876	4,678
Printing and postage expenses	595	489	4,715
Insurance expense	249	4	397
Broker expense	—	43	—
Other expenses	1,636	1,428	1,219
TOTAL EXPENSES	290,662	78,596	126,838
Less: Fees waived/reimbursed by the Manager	(66,328)	(51,822)	(44,397)
NET EXPENSES	224,334	26,774	82,441

NET INVESTMENT INCOME (LOSS)	(192,175)	70,616	185,699

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	1,683,218	(93,348)	298,948
Futures Contracts	—	(31,908)	—
Swap Contracts	—	24,625	—
	1,683,218	(100,631)	298,948
Net change in unrealized appreciation (depreciation) on:
Investments	(1,642,629)	(72,010)	2,790,937
Futures Contracts	—	2,016	—
Foreign Currency Translations	(46)	—	—
Swap Contracts	—	(4,510)	—
	(1,642,675)	(74,504)	2,790,937

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	40,543	(175,135)	3,089,885

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM	$(151,632)	$(104,519)	$3,275,584

*	AlphaCentric Strategic Income Fund commenced operations as a series of Mutual Fund Series Trust on May 28, 2021.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
FROM OPERATIONS
Net investment income	$35,318,099	$62,165,778
Net realized income (loss) from investments	1,754,595	(16,665,371)
Net change in unrealized appreciation on investments	220,549,307	1,036,541,592
Net increase in net assets resulting from operations	257,622,001	1,082,041,999

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	—	(4,811,480)
Class C (IOFCX)	—	(2,260,136)
Class I (IOFIX)	—	(75,109,590)
From net investment income:
Class A (IOFAX)	(4,438,400)	(4,383,549)
Class C (IOFCX)	(1,812,531)	(1,980,045)
Class I (IOFIX)	(72,242,159)	(56,426,733)
Total distributions to shareholders	(78,493,090)	(144,971,533)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	34,791,535	135,809,630
Class C (IOFCX)	5,354,527	26,463,163
Class I (IOFIX)	713,436,855	2,158,726,704
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	3,812,520	7,874,400
Class C (IOFCX)	1,604,489	3,769,045
Class I (IOFIX)	55,870,528	107,312,834
Payments for shares repurchased:
Class A (IOFAX)	(28,728,190)	(140,324,496)
Class C (IOFCX)	(14,284,591)	(35,721,597)
Class I (IOFIX)	(427,582,241)	(1,301,107,192)
Net increase in net assets from shares of beneficial interest	344,275,432	962,802,491

TOTAL INCREASE IN NET ASSETS	523,404,343	1,899,872,957

NET ASSETS
Beginning of Period	3,655,805,581	1,755,932,624
End of Period	$4,179,209,924	$3,655,805,581

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	2,970,778	13,500,003
Shares Reinvested	324,595	763,453
Shares Repurchased	(2,455,267)	(13,681,964)
Net increase in shares of beneficial interest outstanding	840,106	581,492

Class C (IOFCX):
Shares Sold	458,608	2,662,613
Shares Reinvested	137,177	367,500
Shares Repurchased	(1,225,004)	(3,474,388)
Net decrease in shares of beneficial interest outstanding	(629,219)	(444,275)

Class I (IOFIX):
Shares Sold	60,721,091	218,355,088
Shares Reinvested	4,750,052	10,307,340
Shares Repurchased	(36,473,023)	(126,360,184)
Net increase in shares of beneficial interest outstanding	28,998,120	102,302,244

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
FROM OPERATIONS
Net investment loss	$(1,386,807)	$(1,339,632)
Net realized gain from investments, options contracts, foreign currency translations, shorts and futures	6,270,679	8,663,015
Net change in unrealized appreciation (depreciation) on investments, options contracts, foreign currency translations, shorts and futures	(2,521,431)	367,851
Net increase in net assets resulting from operations	2,362,441	7,691,234

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (HMXAX)	—	(97,871)
Class C (HMXCX)	—	(43,692)
Class I (HMXIX)	—	(1,669,508)
Total distributions to shareholders	—	(1,811,071)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	3,665,764	6,023,382
Class C (HMXCX)	2,291,850	1,989,422
Class I (HMXIX)	97,208,105	103,273,895
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	—	91,049
Class C (HMXCX)	—	36,788
Class I (HMXIX)	—	1,212,465
Payments for shares repurchased:
Class A (HMXAX)	(2,059,402)	(1,699,014)
Class C (HMXCX)	(93,808)	(189,256)
Class I (HMXIX)	(27,962,261)	(43,273,227)
Net increase in net assets from shares of beneficial interest	73,050,248	67,465,504

TOTAL INCREASE IN NET ASSETS	75,412,689	73,345,667

NET ASSETS
Beginning of Period	102,024,159	28,678,492
End of Period	$177,436,848	$102,024,159

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	138,248	240,502
Shares Reinvested	—	3,616
Shares Repurchased	(77,949)	(68,373)
Net increase in shares of beneficial interest outstanding	60,299	175,745

Class C (HMXCX):
Shares Sold	89,877	81,682
Shares Reinvested	—	1,499
Shares Repurchased	(3,629)	(7,598)
Net increase in shares of beneficial interest outstanding	86,248	75,583

Class I (HMXIX):
Shares Sold	3,615,501	4,061,013
Shares Reinvested	—	47,343
Shares Repurchased	(1,046,133)	(1,688,841)
Net increase in shares of beneficial interest outstanding	2,569,368	2,419,515

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
FROM OPERATIONS
Net investment loss	$(152,189)	$(283,493)
Net realized gain from investments and foreign currency translations	2,199,015	3,356,233
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,168,606)	15,877,332
Net increase (decrease) in net assets resulting from operations	(121,780)	18,950,072

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	582,552	2,289,818
Class C (GNXCX)	212,602	287,982
Class I (GNXIX)	7,037,172	8,520,120
Payments for shares repurchased:
Class A (GNXAX)	(1,081,403)	(2,570,351)
Class C (GNXCX)	(43,955)	(473,274)
Class I (GNXIX)	(4,494,996)	(9,127,131)
Net increase (decrease) in net assets from shares of beneficial interest	2,211,972	(1,072,836)

TOTAL INCREASE IN NET ASSETS	2,090,192	17,877,236

NET ASSETS
Beginning of Period	43,807,401	25,930,165
End of Period	$45,897,593	$43,807,401

SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	33,086	152,217
Shares Repurchased	(63,331)	(184,221)
Net decrease in shares of beneficial interest outstanding	(30,245)	(32,004)

Class C (GNXCX):
Shares Sold	12,605	18,035
Shares Repurchased	(2,554)	(29,917)
Net increase (decrease) in shares of beneficial interest outstanding	10,051	(11,882)

Class I (GNXIX):
Shares Sold	397,335	540,704
Shares Repurchased	(255,626)	(624,551)
Net increase (decrease) in shares of beneficial interest outstanding	141,709	(83,847)

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
FROM OPERATIONS
Net investment loss	$(33,421)	$(64,286)
Net realized gain (loss) from investments, futures, swaps and foreign currencies translation	3,885,503	(289,256)
Distributions of capital gains from underlying investment companies	—	—
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and swap contracts	(1,989,187)	6,282,865
Net increase in net assets resulting from operations	1,862,895	5,929,323

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (SYMAX)	—	(12)
Class I (SYMIX)	—	(562,874)
Total distributions to shareholders	—	(562,894)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	68,588	—
Class C (SYMCX)	—	—
Class I (SYMIX)	1,887,629	250,689
Net asset value of shares issued in reinvestment of distributions:
Class I (SYMIX)	—	558,926
Payments for shares repurchased:
Class I (SYMIX)	—	(401,921)
Net increase in net assets from shares of beneficial interest	1,956,217	407,694

TOTAL INCREASE IN NET ASSETS	3,819,112	5,774,123

NET ASSETS
Beginning of Period	36,621,211	30,847,088
End of Period	$40,440,323	$36,621,211

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	5,692	—
Net increase in shares of beneficial interest outstanding	5,692	—

Class I (SYMIX):
Shares Sold	158,718	22,897
Shares Reinvested	—	54,107
Shares Repurchased	—	(39,476)
Net increase in shares of beneficial interest outstanding	158,718	37,528

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
FROM OPERATIONS
Net investment loss	$(192,175)	$(87,428)
Net realized gain from investments	1,683,218	2,166,243
Net change in unrealized appreciation (depreciation) on investments	(1,642,675)	85,897
Net increase (decrease) in net assets resulting from operations	(151,632)	2,164,712

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (SMZAX)	—	(14,140)
Class C (SMZCX)	—	(1,123)
Class I (SMZIX)	—	(289,145)
Total distributions to shareholders	—	(304,408)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (LYFAX)	640,375	1,186,599
Class C (LYFCX)	174,239	213,067
Class I (LYFIX)	14,035,820	24,365,607
Net asset value of shares issued in reinvestment of distributions:
Class A (LYFAX)	—	14,140
Class C (LYFCX)	—	1,123
Class I (LYFIX)	—	239,450
Payments for shares repurchased:
Class A (LYFAX)	(275,080)	(312)
Class I (LYFIX)	(5,467,249)	(1,561,343)
Net increase in net assets from shares of beneficial interest	9,108,105	24,458,331

TOTAL INCREASE IN NET ASSETS	8,956,473	26,318,635

NET ASSETS
Beginning of Period	27,919,437	1,600,802
End of Period	$36,875,910	$27,919,437

SHARE ACTIVITY
Class A (LYFAX):
Shares Sold	41,625	82,623
Shares Reinvested	—	930
Shares Repurchased	(18,275)	(20)
Net increase in shares of beneficial interest outstanding	23,350	83,533

Class C (LYFCX):
Shares Sold	11,238	13,803
Shares Reinvested	—	74
Net increase in shares of beneficial interest outstanding	11,238	13,877

Class I (LYFIX):
Shares Sold	897,288	1,610,573
Shares Reinvested	—	15,733
Shares Repurchased	(349,674)	(100,830)
Net increase in shares of beneficial interest outstanding	547,614	1,525,476

See accompanying notes to consolidated financial statements.

AlphaCentric Municipal Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
FROM OPERATIONS
Net investment income	$70,616	$15,992
Net realized gain (loss) from investments, futures and swaps	(100,631)	1,866
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(74,504)	31,560
Net increase (decrease) in net assets resulting from operations	(104,519)	49,418

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (MUNAX)	(18,733)	(1,041)
Class C (MUNCX)	(4,952)	(351)
Class I (MUNIX)	(69,009)	(14,859)
Total distributions to shareholders	(92,694)	(16,251)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (MUNAX)	1,331,654	317,500
Class C (MUNCX)	116,350	220,000
Class I (MUNIX)	3,391,518	882,307
Net asset value of shares issued in reinvestment of distributions:
Class A (MUNAX)	17,878	1,041
Class C (MUNCX)	4,734	351
Class I (MUNIX)	50,790	7,792
Payments for shares repurchased:
Class A (MUNAX)	(51,061)	(32,271)
Class I (MUNIX)	(65,655)	(206,677)
Net increase in net assets from shares of beneficial interest	4,796,208	1,190,043

TOTAL INCREASE IN NET ASSETS	4,598,995	1,223,210

NET ASSETS
Beginning of Period	1,618,678	395,468
End of Period	$6,217,673	$1,618,678

SHARE ACTIVITY
Class A (MUNAX):
Shares Sold	124,178	29,956
Shares Reinvested	1,690	98
Shares Repurchased	(4,808)	(3,119)
Net increase in shares of beneficial interest outstanding	121,060	26,935

Class C (MUNCX):
Shares Sold	10,757	20,735
Shares Reinvested	445	33
Net increase in shares of beneficial interest outstanding	11,202	20,768

Class I (MUNIX):
Shares Sold	316,977	84,039
Shares Reinvested	4,785	751
Shares Repurchased	(6,086)	(19,898)
Net increase in shares of beneficial interest outstanding	315,676	64,892

See accompanying notes to consolidated financial statements.

AlphaCentric Strategic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2021 *
FROM OPERATIONS
Net investment income	$185,699
Net realized gain from investments	298,948
Net change in unrealized appreciation on investments	2,790,937
Net increase in net assets resulting from operations	3,275,584

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (SIIAX)	(10)
Class C (SIICX)	(548)
Class I (SIIIX)	(195,634)
Total distributions to shareholders	(196,192)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SIIAX)	1,000
Class C (SIICX)	143,500
Class I (SIIIX)	22,109,912
Net asset value of shares issued in reinvestment of distributions:
Class A (SIIAX)	10
Class C (SIICX)	548
Class I (SIIIX)	178,689
Payments for shares repurchased:
Class I (SIIIX)	(14,723)
Net increase in net assets from shares of beneficial interest	22,418,936

TOTAL INCREASE IN NET ASSETS	25,498,328

NET ASSETS
Beginning of Period	—
End of Period	$25,498,328

SHARE ACTIVITY
Class A (SIIAX):
Shares Sold	54
Shares Reinvested	1
Net increase in shares of beneficial interest outstanding	55

Class C (SIICX):
Shares Sold	7,692
Shares Reinvested	29
Shares Repurchased	—
Net increase in shares of beneficial interest outstanding	7,721

Class I (SIIIX):
Shares Sold	1,349,867
Shares Reinvested	9,677
Shares Repurchased	(787)
Net increase in shares of beneficial interest outstanding	1,358,757

*	AlphaCentric Strategic Income Fund Class A, Class C and Class I commenced operations on May 28, 2021.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2021	March 31,		March 31,		March 31,		March 31,		March 31,
Class A (IOFAX)	(Unaudited)	2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.50	$8.15		$12.28		$12.23		$11.46		$10.72
Activity from investment operations:
Net investment income (1)	0.10	0.19		0.46		0.56		0.58		0.50
Net realized and unrealized gain (loss) on investments	0.66	3.62		(4.02)		0.08		0.76		0.78
Total from investment operations	0.76	3.81		(3.56)		0.64		1.34		1.28
Less distributions from:
Net investment income	(0.22)	(0.21)		(0.48)		(0.57)		(0.57)		(0.53)
Return of capital	—	(0.25)		(0.09)		(0.02)		—		(0.01)
Total distributions	(0.22)	(0.46)		(0.57)		(0.59)		(0.57)		(0.54)
Paid-in-Capital From Redemption Fees	—	—		—		—		—		0.00 (7)
Net asset value, end of period	$12.04	$11.50		$8.15		$12.28		$12.23		$11.46
Total return (2)(5)	6.72%	47.64%		(30.45)%		5.31%		11.91%		12.22%
Net assets, at end of period (000s)	$242,473	$221,961		$152,646		$334,481		$293,712		$109,712
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.92%	1.97	% (11)	1.93	% (10)	1.92	% (9)	1.97	% (8)	2.08%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.74%	1.75	% (11)	1.75	% (10)	1.75	% (9)	1.77	% (8)	1.74%
Ratio of net investment income to average net assets (4)(6)	1.62%	1.83%		3.67%		4.56%		4.79%		4.39%
Portfolio Turnover Rate (5)	2%	3%		54%		33%		31%		10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Less than $0.01

(8)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(9)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

(10)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the manager.

(11)	Includes 0.01% for the year ended March 31, 2021 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2021	March 31,		March 31,		March 31,		March 31,		March 31,
Class C (IOFCX)	(Unaudited)	2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.45	$8.12		$12.24		$12.20		$11.43		$10.71
Activity from investment operations:
Net investment income (1)	0.05	0.11		0.37		0.47		0.49		0.39
Net realized and unrealized gain (loss) on investments	0.67	3.61		(4.01)		0.07		0.77		0.81
Total from investment operations	0.72	3.72		(3.64)		0.54		1.26		1.20
Less distributions from:
Net investment income	(0.18)	(0.14)		(0.41)		(0.48)		(0.49)		(0.47)
Return of capital	—	(0.25)		(0.07)		(0.02)		—		(0.01)
Total distributions	(0.18)	(0.39)		(0.48)		(0.50)		(0.49)		(0.48)
Paid-in-Capital From Redemption Fees	—	—		—		—		—		0.00 (7)
Net asset value, end of period	$11.99	$11.45		$8.12		$12.24		$12.20		$11.43
Total return (2)(5)	6.35%	46.47%		(30.98)%		4.50%		11.17	% (8)	11.36%
Net assets, at end of period (000s)	$116,594	$118,599		$87,724		$98,682		$56,959		$18,574
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.67%	2.72	% (12)	2.68	% (11)	2.68	% (10)	2.72	% (9)	2.83%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.49%	2.50	% (12)	2.50	% (11)	2.50	% (10)	2.52	% (9)	2.49%
Ratio of net investment income to average net assets (4)(6)	0.87%	1.08%		2.95%		3.80%		4.05%		3.42%
Portfolio Turnover Rate (5)	2%	3%		54%		33%		31%		10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Less than $0.01

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(10)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

(11)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the manager.

(12)	Includes 0.01% for the year ended March 31, 2021 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2021	March 31,		March 31,		March 31,		March 31,		March 31,
Class I (IOFIX)	(Unaudited)	2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.51	$8.16		$12.30		$12.25		$11.47		$10.72
Activity from investment operations:
Net investment income (1)	0.11	0.22		0.50		0.59		0.62		0.52
Net realized and unrealized gain (loss) on investments	0.67	3.63		(4.03)		0.08		0.76		0.80
Total from investment operations	0.78	3.85		(3.53)		0.67		1.38		1.32
Less distributions from:
Net investment income	(0.24)	(0.23)		(0.52)		(0.60)		(0.60)		(0.56)
Return of capital	—	(0.27)		(0.09)		(0.02)		—		(0.01)
Total distributions	(0.24)	(0.50)		(0.61)		(0.62)		(0.60)		(0.57)
Paid-in-Capital From Redemption Fees	—	—		—		—		—		0.00 (7)
Net asset value, end of period	$12.05	$11.51		$8.16		$12.30		$12.25		$11.47
Total return (2)(5)	6.85%	47.94%		(30.29)%		5.56%		12.25	% (8)	12.56%
Net assets, at end of period (000s)	$3,820,143	$3,315,245		$1,515,562		$2,169,166		$1,352,105		$374,895
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.67%	1.72	% (12)	1.68	% (11)	1.68	% (10)	1.72	% (9)	1.83%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.49%	1.50	% (12)	1.50	% (11)	1.50	% (10)	1.52	% (9)	1.49%
Ratio of net investment income to average net assets (4)(6)	1.87%	2.07%		3.91%		4.80%		5.06%		4.56%
Portfolio Turnover Rate (5)	2%	3%		54%		33%		31%		10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Less than $0.01

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(10)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

(11)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the manager.

(12)	Includes 0.01% for the year ended March 31, 2021 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2021		March 31,		March 31,		March 31,		March 31,		March 31,
Class A (HMXAX)	(Unaudited)		2021		2020		2019		2018		2017 (1)
Net asset value, beginning of period	$25.80		$23.12		$18.70		$16.26		$18.54		$18.06
Activity from investment operations:
Net investment loss (2)	(0.29)		(0.53)		(0.06)		(0.10)		(0.28)		(0.21)
Net realized and unrealized gain (loss) on investments	0. 89		3.79		4.48		2.54		(1.44)		0.72	(8)
Total from investment operations	0.60		3.26		4.42		2.44		(1.72)		0.51
Less distributions from:
Net realized gains	—		(0.58)		—		—		(0.56)		(0.03)
Total distributions	—		(0.58)		—		—		(0.56)		(0.03)
Net asset value, end of period	$26.40		$25.80		$23.12		$18.70		$16.26		$18.54
Total return (3)(6)	2.36%		14.17%		23.64%		15.01%		(9.68	)% (9)(10)	2.82%
Net assets, at end of period (000s)	$8,199		$6,455		$1,722		$1,604		$3,073		$1,906
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.23	% (16)	2.31	% (15)	3.19	% (14)	3.47	% (13)	3.07	% (12)	4.32	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.25	% (16)	2.25	% (15)	2.33	% (14)	2.32	% (13)	2.60	% (12)	2.60	% (11)
Ratio of net investment loss to average net assets (5)	(2.22	)% (16)	(2.11	)% (15)	(0.31	)% (14)	(0.61	)% (13)	(1.54	)% (12)	(2.27	)% (11)
Portfolio Turnover Rate (6)(7)	0%		9%		0%		54%		0%		0%

(1)	AlphaCentric Premium Opportunity Fund Class A commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.22% for the A shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.90)% for the A shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.36% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(13)	Includes 0.08% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(14)	Includes 0.09% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(15)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(16)	Includes 0.01% for the period ended September 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2021		March 31,		March 31,		March 31,		March 31,		March 31,
Class C (HMXCX)	(Unaudited)		2021		2020		2019		2018		2017 (1)
Net asset value, beginning of period	$25.10		$22.68		$18.38		$16.10		$18.49		$18.06
Activity from investment operations:
Net investment loss (2)	(0.38)		(0.71)		(0.25)		(0.23)		(0.42)		(0.31)
Net realized and unrealized gain (loss) on investments	0.87		3.71		4.55		2.51		(1.41)		0.77	(8)
Total from investment operations	0.49		3.00		4.30		2.28		(1.83)		0.46
Less distributions from:
Net realized gains	—		(0.58)		—		—		(0.56)		(0.03)
Total distributions	—		(0.58)		—		—		(0.56)		(0.03)
Net asset value, end of period	$25.59		$25.10		$22.68		$18.38		$16.10		$18.49
Total return (3)(6)	1.95%		13.29%		23.40%		14.16%		(10.30	)% (9)(10)	2.54%
Net assets, at end of period (000s)	$4,326		$2,079		$164		$62		$191		$75
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.98	% (16)	3.06	% (15)	3.94	% (14)	4.23	% (13)	3.80	% (12)	5.07	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	3.00	% (16)	3.00	% (15)	3.04	% (14)	3.06	% (13)	3.34	% (12)	3.35	% (11)
Ratio of net investment loss to average net assets (5)	(2.97	)% (16)	(2.88	)% (15)	(1.23	)% (14)	(1.37	)% (13)	(2.29	)% (12)	(3.02	)% (11)
Portfolio Turnover Rate (6)(7)	0%		9%		0%		54%		0%		0%

(1)	AlphaCentric Premium Opportunity Fund Class C commenced operations on September 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.22% for the C shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (10.52)% for the C shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.35% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(13)	Includes 0.07% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(14)	Includes 0.05% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(15)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(16)	Includes 0.01% for the period ended September 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2021		March 31,		March 31,		March 31,		March 31,		March 31,
Class I (HMXIX)	(Unaudited)		2021		2020		2019		2018		2017 (1)
Net asset value, beginning of period	$26.25		$23.46		$18.93		$16.42		$18.57		$18.06
Activity from investment operations:
Net investment loss (2)	(0.27)		(0.48)		(0.03)		(0.05)		(0.28)		(0.19)
Net realized and unrealized gain (loss) on investments	0.92		3.85		4.56		2.56		(1.31)		0.73	(8)
Total from investment operations	0.65		3.37		4.53		2.51		(1.59)		0.54
Less distributions from:
Net realized gains	—		(0.58)		—		—		(0.56)		(0.03)
Total distributions	—		(0.58)		—		—		(0.56)		(0.03)
Net asset value, end of period	$26.90		$26.25		$23.46		$18.93		$16.42		$18.57
Total return (3)(6)	2.48%		14.43%		23.93%		15.29%		(8.94	)% (9)(10)	2.98%
Net assets, at end of period (000s)	$164,912		$93,490		$26,792		$6,867		$9,433		$10,512
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.98	% (16)	2.06	% (15)	2.94	% (14)	3.20	% (13)	2.90	% (12)	4.07	% (11)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.00	% (16)	2.00	% (15)	2.05	% (14)	2.09	% (13)	2.46	% (12)	2.35	% (11)
Ratio of net investment loss to average net assets (5)	(1.97	)% (16)	(1.87	)% (15)	(0.13	)% (14)	(0.32	)% (13)	(1.48	)% (12)	(2.02	)% (11)
Portfolio Turnover Rate (6)(7)	0%		9%		0%		54%		0%		0%

(1)	AlphaCentric Premium Opportunity Fund Class I commenced operations on August 31, 2011 and does not include performance prior to September 30, 2016 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

(9)	Includes increase from payments made by affiliated parties of 0.28% for the I shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.22)% for the I shares for March 31, 2018.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.47% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(13)	Includes 0.10% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(14)	Includes 0.06% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(15)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(16)	Includes 0.01% for the period ended September 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30, 2021	March 31,	March 31,	March 31,		March 31,
Class A (GNXAX)	(Unaudited)	2021	2020	2019		2018 (1)
Net asset value, beginning of period	$17.06	$9.63	$11.46	$12.50		$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)	(0.14)	(0.08)	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	0.05	7.57	(1.75)	(0.62)		2.81
Total from investment operations	(0.02)	7.43	(1.83)	(0.72)		2.72
Less distributions from:
Net realized gains	—	—	—	(0.32)		(0.22)
Total distributions	—	—	—	(0.32)		(0.22)
Net asset value, end of period	$17.04	$17.06	$9.63	$11.46		$12.50
Total return (3)(6)	(0.06)%	77.15%	(15.97)%	(5.29)%		27.33%
Net assets, at end of period (000s)	$7,273	$7,796	$4,711	$4,450		$13,178
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.92%	2.10%	2.18%	2.41	% (7)	2.30%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%	1.65%	1.65%	1.67	% (7)	1.65%
Ratio of net investment loss to average net assets (5)	(0.82)%	(0.96)%	(0.69)%	(0.84)%		(0.85)%
Portfolio Turnover Rate (6)	47%	125%	315%	297%		178%

(1)	AlphaCentric Robotics and Automation Fund Class A commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30, 2021	March 31,	March 31,	March 31,		March 31,
Class C (GNXCX)	(Unaudited)	2021	2020	2019		2018 (1)
Net asset value, beginning of period	$16.57	$9.43	$11.30	$12.43		$10.00
Activity from investment operations:
Net investment loss (2)	(0.14)	(0.24)	(0.16)	(0.17)		(0.16)
Net realized and unrealized gain (loss) on investments	0.06	7.38	(1.71)	(0.64)		2.81
Total from investment operations	(0.08)	7.14	(1.87)	(0.81)		2.65
Less distributions from:
Net realized gains	—	—	—	(0.32)		(0.22)
Total distributions	—	—	—	(0.32)		(0.22)
Net asset value, end of period	$16.49	$16.57	$9.43	$11.30		$12.43
Total return (3)(6)	(0.48)%	75.72%	(16.55)%	(6.05)%		26.63%
Net assets, at end of period (000s)	$1,418	$1,258	$828	$767		$212
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.67%	2.85%	2.93%	3.17	% (7)	3.25%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.40%	2.40%	2.40%	2.41	% (7)	2.40%
Ratio of net investment loss to average net assets (5)	(1.60)%	(1.71)%	(1.47)%	(1.50)%		(1.57)%
Portfolio Turnover Rate (6)	47%	125%	315%	297%		178%

(1)	AlphaCentric Robotics and Automation Fund Class C commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Includes 0.01% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30, 2021	March 31,	March 31,	March 31,		March 31,
Class I (GNXIX)	(Unaudited)	2021	2020	2019		2018 (1)
Net asset value, beginning of period	$17.23	$9.71	$11.52	$12.54		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.10)	(0.05)	(0.06)		(0.04)
Net realized and unrealized gain (loss) on investments	0.06	7.62	(1.76)	(0.64)		2.80
Total from investment operations	0.01	7.52	(1.81)	(0.70)		2.76
Less distributions from:
Net realized gains	—	—	—	(0.32)		(0.22)
Total distributions	—	—	—	(0.32)		(0.22)
Net asset value, end of period	$17.24	$17.23	$9.71	$11.52		$12.54
Total return (3)(6)	0.06%	77.45%	(15.71)%	(5.11)%		27.73%
Net assets, at end of period (000s)	$37,207	$34,754	$20,392	$17,968		$14,556
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.67%	1.85%	1.93%	2.16	% (7)	2.76%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.40%	1.40%	1.40%	1.42	% (7)	1.40%
Ratio of net investment loss to average net assets (5)	(0.58)%	(0.70)%	(0.46)%	(0.53)%		(0.42)%
Portfolio Turnover Rate (6)	47%	125%	315%	297%		178%

(1)	AlphaCentric Robotics and Automation Fund Class I commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2021		March 31,		March 31,
Class A (SYMAX)	(Unaudited)		2021		2020 (1)
Net asset value, beginning of period	$11.46		$9.75		$11.28
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.04)		0.05
Net realized and unrealized gain (loss) on investments	0.59		1.89		(1.33	) (8)
Total from investment operations	0.57		1.85		(1.28)
Less distributions from:
Net investment income	—		(0.14)		(0.25)
Total distributions	—		(0.14)		(0.25)
Net asset value, end of period	$12.03		$11.46		$9.75
Total return (3)(6)	4.97%		19.11%		(11.64)%
Net assets, at end of period (000s)	$69,535		$1		$865	(7)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.39	% (11)	2.63	% (10)	2.51	% (9)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.14	% (11)	2.26	% (10)	2.25	% (9)
Ratio of net investment income (loss) to average net assets (5)	(0.42)%		(0.45)%		0.38%
Portfolio Turnover Rate (6)	50%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class A commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(9)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the manager.

(10)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

(11)	Includes 0.02% for the period ended September 30, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2021		March 31,		March 31,
Class C (SYMCX)	(Unaudited)		2021		2020 (1)
Net asset value, beginning of period	$11.42		$9.75		$11.28
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.12)		(0.00	) (7)
Net realized and unrealized gain (loss) on investments	0.57		1.88		(1.33	) (9)
Total from investment operations	0.51		1.76		(1.33)
Less distributions from:
Net investment income	—		(0.09)		(0.20)
Total distributions	—		(0.09)		(0.20)
Net asset value, end of period	$11.93		$11.42		$9.75
Total return (3)(6)	4.47%		18.10%		(11.97)%
Net assets, at end of period (000s)	$1		$1		$864	(8)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.14	% (12)	3.37	% (11)	3.26	% (10)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.89	% (12)	3.01	% (11)	3.00	% (10)
Ratio of net investment loss to average net assets (5)	(1.17)%		(1.20)%		(0.16)%
Portfolio Turnover Rate (6)	50%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class C commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Less than $0.01

(8)	Actual net assets, not truncated.

(9)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(10)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the manager.

(11)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

(12)	Includes 0.02% for the period ended September 30, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	September 30, 2021		March 31,		March 31,
Class I (SYMIX)	(Unaudited)		2021		2020 (1)
Net asset value, beginning of period	$11.44		$9.75		$11.28
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.02)		0.07
Net realized and unrealized gain (loss) on investments	0.58		1.89		(1.33	) (7)
Total from investment operations	0.57		1.87		(1.26)
Less distributions from:
Net investment income	—		(0.18)		(0.27)
Total distributions	—		(0.18)		(0.27)
Net asset value, end of period	$12.01		$11.44		$9.75
Total return (3)(6)	4.98%		19.37%		(11.47)%
Net assets, at end of period (000s)	$40,370		$36,619		$30,845
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.14	% (10)	2.38	% (9)	2.26	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.89	% (10)	2.01	% (9)	2.00	% (8)
Ratio of net investment income (loss) to average net assets (5)	(0.17)%		(0.21)%		0.96%
Portfolio Turnover Rate (6)	50%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class I commenced operations on September 1, 2014 and does not include performance prior to August 8, 2019 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(8)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the manager.

(9)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

(10)	Includes 0.02% for the period ended September 30, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Period Ended
	September 30, 2021	March 31,		March 31,
Class A (LYFAX)	(Unaudited)	2021		2020 (1)
Net asset value, beginning of period	$15.56	$9.55		$10.00
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.19)		(0.04)
Net realized and unrealized gain (loss) on investments	0.05	6.55		(0.41)
Total from investment operations	(0.06)	6.36		(0.45)
Less distributions from:
Net realized gains	—	(0.35)		—
Total distributions	—	(0.35)		—
Net asset value, end of period	$15.50	$15.56		$9.55
Total return (3)(6)	(0.39)%	66.70%		(4.50)%
Net assets, at end of period (000s)	$1,656	$1,300		$10 (7)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.07%	2.78	% (8)	24.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%	1.66	% (8)	1.65%
Ratio of net investment loss to average net assets (5)	(1.45)%	(1.21)%		(0.48)%
Portfolio Turnover Rate (6)	63%	141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class A commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Period Ended
	September 30, 2021	March 31,		March 31,
Class C (LYFCX)	(Unaudited)	2021		2020 (1)
Net asset value, beginning of period	$15.53	$9.55		$10.00
Activity from investment operations:
Net investment loss (2)	(0.17)	(0.32)		(0.06)
Net realized and unrealized gain (loss) on investments	0.04	6.65		(0.39)
Total from investment operations	(0.13)	6.33		(0.45)
Less distributions from:
Net realized gains	—	(0.35)		—
Total distributions	—	(0.35)		—
Net asset value, end of period	$15.40	$15.53		$9.55
Total return (3)(6)	(0.84)%	66.38%		(4.50)%
Net assets, at end of period (000s)	$387	$215		$10 (7)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.82%	3.53	% (8)	25.14%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.40%	2.41	% (8)	2.40%
Ratio of net investment loss to average net assets (5)	(2.20)%	(1.96)%		(1.23)%
Portfolio Turnover Rate (6)	63%	141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class C commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Period Ended
	September 30, 2021	March 31,		March 31,
Class I (LYFIX)	(Unaudited)	2021		2020 (1)
Net asset value, beginning of period	$15.59	$9.55		$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.14)		(0.01)
Net realized and unrealized gain (loss) on investments	0.05	6.53		(0.44)
Total from investment operations	(0.04)	6.39		(0.45)
Less distributions from:
Net investment income	—	(0.00	) (7)	—
Net realized gains	—	(0.35)		—
Total distributions	—	(0.35)		—
Net asset value, end of period	$15.55	$15.59		$9.55
Total return (3)(6)	(0.26)%	67.02%		(4.50)%
Net assets, at end of period (000s)	$34,833	$26,404		$1,601
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.82%	2.53	% (8)	24.14%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.40%	1.41	% (8)	1.40%
Ratio of net investment loss to average net assets (5)	(1.20)%	(0.96)%		(0.23)%
Portfolio Turnover Rate (6)	63%	141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class I commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Less than $0.01

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to consolidated financial statements.

AlphaCentric Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Period Ended
	September 30, 2021	March 31,	March 31,
Class A (MUNAX)	(Unaudited)	2021	2020 (1)
Net asset value, beginning of period	$10.64	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.19	0.21	(0.02)
Net realized and unrealized gain (loss) on investments	(0.28)	0.65	0.02 (8)
Total from investment operations	(0.09)	0.86	(0.00)
Less distributions from:
Net investment income	(0.19)	(0.22)	—
Total distributions	(0.19)	(0.22)	—
Net asset value, end of period	$10.36	$10.64	$10.00
Total return (3)(7)	(0.53)%	8.70%	0.00%
Net assets, at end of period (000s)	$1,546	$300	$12
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	4.23%	18.50%	6.29%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)(6)	3.47%	2.30%	(0.98)%
Portfolio Turnover Rate (7)	368%	143%	314%

(1)	The AlphaCentric Municipal Opportunities Fund Class A commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

See accompanying notes to consolidated financial statements.

AlphaCentric Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Period Ended
	September 30, 2021	March 31,	March 31,
Class C (MUNCX)	(Unaudited)	2021	2020 (1)
Net asset value, beginning of period	$10.65	$10.03	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.16	0.22	(0.02)
Net realized and unrealized gain (loss) on investments	(0.26)	0.62	0.05 (9)
Total from investment operations	(0.10)	0.84	0.03
Less distributions from:
Net investment income	(0.19)	(0.22)	—
Total distributions	(0.19)	(0.22)	—
Net asset value, end of period	$10.36	$10.65	$10.03
Total return (3)(7)	(0.99)%	8.47%	0.30%
Net assets, at end of period	$331	$221	$10 (8)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	4.98%	19.25%	7.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets (5)(6)	2.72%	1.55%	(0.81)%
Portfolio Turnover Rate (7)	368%	143%	314%

(1)	The AlphaCentric Municipal Opportunities Fund Class C commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Actual net assets, not truncated.

(9)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

See accompanying notes to consolidated financial statements.

AlphaCentric Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Period Ended
	September 30, 2021	March 31,	March 31,
Class I (MUNIX)	(Unaudited)	2021	2020 (1)
Net asset value, beginning of period	$10.65	$10.03	$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.27	0.04
Net realized and unrealized gain (loss) on investments	(0.25)	0.60	(0.01	) (8)
Total from investment operations	(0.05)	0.87	0.03
Less distributions from:
Net investment income	(0.24)	(0.25)	—
Total distributions	(0.24)	(0.25)	—
Net asset value, end of period	$10.36	$10.65	$10.03
Total return (3)(7)	(0.52)%	8.77%	0.30%
Net assets, at end of period (000s)	$4,341	$1,098	$383
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	3.98%	18.25%	6.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (5)(6)	3.72%	2.55%	1.64%
Portfolio Turnover Rate (7)	368%	143%	314%

(1)	The AlphaCentric Municipal Opportunities Fund Class I commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

See accompanying notes to consolidated financial statements.

AlphaCentric Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Period Ended September 30, 2021 (1)	Class A (SIIAX)	Class C (SIICX)	Class I (SIIIX)
Net asset value, beginning of period	$18.48	$18.48	$18.48
Activity from investment operations:
Net investment income (2)	0.19	0.27	0.21
Net realized and unrealized gain (loss) on investments	0.07	(0.03)	0.09
Total from investment operations	0.26	0.24	0.29
Less distributions from:
Net investment income	(0.10)	(0.10)	(0.11)
Total distributions	(0.10)	(0.10)	(0.11)
Net asset value, end of period	$18.64	$18.62	$18.66
Total return (3)(7)	1.88%	1.65%	1.99%
Net assets, at end of period (000s)	$1	$144	$25,354
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.54%	3.29%	2.29%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.74%	2.49%	1.49%
Ratio of net investment income to average net assets (5)(6)	3.61%	4.36%	3.36%
Portfolio Turnover Rate (7)	6%	6%	6%

(1)	The AlphaCentric Strategic Income Fund Class A,Class C commenced operations on May 28, 2021. AlphaCentric Strategic Income Fund Class I commenced operations on August 1, 2011 and does not include performance prior to May 28, 2021 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2021

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-eight series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric Municipal Opportunities Fund and AlphaCentric Strategic Income Fund. Each series is individually referred to as a “Fund” or collectively as the “Funds” throughout these financial statements. The AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric Municipal Opportunities Fund and AlphaCentric Strategic Income Fund are registered as non-diversified series of the Trust. The AlphaCentric Income Opportunities Fund and AlphaCentric Premium Opportunities Fund are diversified series of the Trust. The Funds’ investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Income Opportunities Fund (“AIOF”), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund (“APOF”), commenced operations as a series of the Trust on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is to achieve long-term capital appreciation.

AlphaCentric Robotics and Automation Fund (“ARAF”), commenced operations on May 31, 2017. ARAF’s investment objective is long-term capital appreciation. Effective December 1, 2018, the Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund (“ASSF”), class A and C commenced operations on August 8, 2019, and class I commenced operations on September 1, 2014. ASSF’s investment objective is capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

ASSF acquired all of the assets and liabilities of MLM Symmetry Fund, LP. (the “Predecessor Fund”) in a tax-free reorganization on August 9, 2019. In connection with this acquisition, net assets of the Predecessor Fund were exchanged for Class I shares of ASSF, so the Predecessor Fund became the Class I shares of ASSF. The net asset value of ASSF’s shares resulting from these tax-free transactions on the close of business August 8, 2019, after the reorganization, was $11.28 for Class I shares and ASSF received in-kind capital contributions of securities valued at $52,604,794, Cash valued at $8,536,385 and Other Net Assets/Liabilities valued at $64,604 in exchange for 5,426,045 Class I shares. Class A shares and Class C shares commenced operations on August 8, 2019. The Fund’s investment objectives, policies, restrictions and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of ASSF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

AlphaCentric LifeSci Healthcare Fund (“ALHF”), commenced operations on November 29, 2019. ALHF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is LifeSci Fund Management LLC.

AlphaCentric Municipal Opportunities Fund (“AMOF”), commenced operations on December 31, 2019. AMOF’s investment objective is to provide income exempt from federal income tax with capital appreciation as a secondary objective. The Fund’s sub-advisors are SWBC Investment Company (“SWBC”) LLC and Mount Lucas Management LP. Effective December 1, 2020, SWBC replaced R&C Investment Advisors, LLC as the sub-advisor to the Fund.

AlphaCentric Strategic Income Fund (“ASIF”), commenced operations on May 28, 2021. ASIF’s investment objective is total return through current income and capital appreciation. The Fund’s sub-advisor is Goshen Rock Capital, LLC (“GRC”). GRC is under common control with Strategos Capital Management, LLC (“SCM”) an SEC registered investment advisor founded in 2004.

ASIF acquired all of the assets and liabilities of Strategos Deep Value Fund LP (the “Predecessor Fund”) in a tax-free reorganization on May 28, 2021. In connection with this acquisition, net assets of the Predecessor Fund were exchange for Class I shares of ASIF, so the Predecessor Fund became the Class I shares of ASIF. The net asset value of ASIF’s shares resulting from these tax-free transactions on the close of business May 28, 2021, after the reorganization, was $18.48 for Class I shares and and ASIF received in-kind capital contributions of securities valued at $ 9,944,195, Cash valued at $2,160,007 and Other Net Assets/Liabilities valued at $17,036 in exchange for 655,911 Class I shares. Class A and Class C shares commenced operations on May 28, 2021. The Fund’s investment objectives, policies, restrictions and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investment received

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

was carried forward to align ongoing reporting of ASIF’s realized and unrealized gains and losses with a mounts distributable to shareholders for tax purposes.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

a)         Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any -closed-end investment company purchased by the Funds will not-change. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Manager does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.

Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of September 30, 2021 for the Funds’ assets and liabilities measured at fair value:

AIOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Asset Backed Securities	$—	$—	$2,561,203	$2,561,203
Exchange Traded Funds	242,647,950	—	—	242,647,950
Non-Agency Residential Mortgage Backed Securities	—	3,818,533,122	—	3,818,533,122
Real Estate Investment Trusts (REIT)	63,499,282	—	—	63,499,282
Total	$306,147,232	$3,818,533,122	$2,561,203	$4,127,241,557

APOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Call Options Purchased	$80,088	$—	$—	$80,088
Short-term Investments	150,825,041	—	—	150,825,041
Total	$150,905,129	$—	$—	$150,905,129

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Long Futures Contracts	$1,730,626	$—	$—	$1,730,626
Call Options Written	46,200	—	—	46,200
Put Options Written	3,850	—	—	3,850
Total	$1,780,676	$—	$—	$1,780,676

ARAF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$43,692,341	$—	$—	$43,692,341
Investment Purchased as Securities Lending Collateral (b)	—	—	—	5,785,301
Total	$43,692,341	$—	$—	$49,477,642

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

ASSF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$15,243,538	$—	$—	$15,243,538
Exchange Traded Funds	10,618,673	—	—	10,618,673
Unrealized Appreciation on Open Futures Contracts	1,965,631	—	—	1,965,631
Unrealized Appreciation on Swap Contract	—	33	—	33
U.S. Treasury Bill	—	4,799,843	—	4,799,843
Total	$27,827,842	$4,799,876	$—	$32,627,718

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Futures Contracts	$149,847	$—	$—	$149,847
Unrealized Depreciation on Swap Contracts	—	8,449	—	8,449
Total	$149,847	$8,449	$—	$158,296

ALHF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$35,670,873	$—	$—	$35,670,873
Short-term Investment	1	—	—	1
Total	$35,670,874	$—	$—	$35,670,874

AMOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Closed End Funds	$2,300,616	$—	$—	$2,300,616
Municipal Bonds	—	3,903,239	—	3,903,239
Unrealized Appreciation on Open Short Futures Contracts	2,141	—	—	2,141
Unrealized Appreciation on Swap Contract	—	312	—	312
Total	$2,302,757	$3,903,551	$—	$6,206,308

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Swap Contract	$—	$4,308	$—	$4,308
Total	$—	$4,308	$—	$4,308

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

ASIF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$8,002,274	$—	$—	$8,002,274
Preferred Stocks	3,468,715	—	—	3,468,715
Real Estate Investment Trusts (REIT)	2,696,738	—	—	2,696,738
Asset Backed Securities	—	5,449,683	—	5,449,683
Collateralized Mortgage Obligations	—	794,362	—	794,362
Convertible Bonds	—	1,639,265	—	1,639,265
Corporate Bonds	—	511,886	—	511,886
Short-term Investment	1,339,738	—	—	1,339,738
Total	$15,507,465	$8,395,196	$—	$23,902,661

A reconciliation used in determining AIOF’s Level 3 securities is shown in the Level 3 input table below.

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Schedules of Investments.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

+	See Schedules of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of September 30, 2021.

The following tables summarize the valuation techniques and significant unobservable inputs used for AIOF investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2021:

AIOF
Asset Backed Securities
Beginning Balance	$2,503,872
Total realized gain (loss)	—
Appreciation (Depreciation)	83,449
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal Paydowns	(26,118)
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$2,561,203

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2021, are as follows:

	Valuation			Fair Value at
Assets (at fair value)	Technique	Unobservable Inputs	Range of Inputs	September 30, 2021
Amur Finance VI LLC, 8.000% due 12/20/2024	Market Analysis	Average Daily Price Change in similar companies	- 3% to 5%	$2,561,203

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Forward Foreign Currency Contracts - As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Statements of Operations.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchased and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended September 30, 2021, APOF, ASSF and AMOF invested in futures contracts.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. During the six months ended September 30, 2021, ASSF was invested in a credit default swap contract and realized a gain of $34,539. During the six months ended September 30, 2021, AMOF was invested in a credit default swap contract with a realized gain of $24,625. For the six months ended September 30, 2021, there were no other Funds invested in swap contracts.

Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended September 30, 2021, APOF invested in options.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Asset and Liabilities at September 30, 2021, was as follows:

			Location of derivatives on Statement of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
APOF
	Future Contracts	Equity	Unrealized depreciation on open futures contracts	1,730,626
	Options Purchased	Equity	Investments, At Value	80,088
	Options Written	Equity	Options Written	(50,050)
			Total	$1,760,664

			Location of derivatives on Statement of
			Assets and Liabilities	Fair value of asset/liability
Fund	Derivative	Risk Type	(Consolidated)	derivatives
ASSF
	Credit Default Swap Contract	Equity	Unrealized appreciation on swap contract	$33
	Credit Default Swap Contracts	Equity	Unrealized depreciation on swap contracts	(8,449)
			Total	$(8,416)

	Future Contracts	Commodity	Unrealized appreciation on open futures contracts	$1,544,503
		Currency	Unrealized appreciation on open futures contracts	288,669
		Interest	Unrealized appreciation on open futures contracts	132,458
	Future Contracts	Commodity	Unrealized depreciation on open futures contracts	(88,903)
		Currency	Unrealized depreciation on open futures contracts	(4,260)
		Interest	Unrealized depreciation on open futures contracts	(56,683)
			Total	$1,815,784

			Location of derivatives on Statement of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
AMOF
	Credit Default Swap Contracts	Equity	Unrealized appreciation on swap contract	$312
	Credit Default Swap Contracts	Equity	Unrealized depreciation on swap contracts	(4,308)
				$(3,996)

	Future Contract	Interest	Unrealized appreciation on open futures contract	2,141
			Total	$2,141

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2021, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
APOF
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$4,961,661
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	(2,231,697)
			Total	$2,729,964

	Options Purchased	Equity	Net realized gain (loss) from investments	$275,743
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on investments	(658,477)
			Total	$(382,734)

	Options Written	Equity	Net realized gain (loss) from Options Written	$969,366
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	416,033
			Total	$1,385,399

			Location of gain (loss) on derivatives	Realized and unrealized
Fund	Derivative	Risk Type	(consolidated)	gain (loss) on derivatives
ASSF
	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Swap Contracts	$34,539

	Credit Default Swap Contracts	Equity	Net change in unrealized appreciation (depreciation) on Swap Contracts	(4,612)
			Total	$29,927

	Future Contracts	Commodity	Net realized gain (loss) from Futures Contracts	927,304
		Currency	Net realized gain (loss) from Futures Contracts	(242,145)
		Interest	Net realized gain (loss) from Futures Contracts	(457,201)
			Total	$227,958

	Future Contracts	Commodity	Net change in unrealized appreciation (depreciation) on open Future Contracts	$1,077,844
		Currency	Net change in unrealized appreciation (depreciation) on open Future Contracts	284,409
		Interest	Net change in unrealized appreciation (depreciation) on open Future Contracts	75,776
			Total	$1,438,029

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AMOF
	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Swap Contracts	$(24,625)
	Credit Default Swap Contracts	Equity	Net change in unrealized appreciation (depreciation) on Future Contracts	(4,510)
			Total	$(20,115)

	Future Contracts	Interest	Net realized gain (loss) from Futures Contracts	$(31,908)
	Future Contracts	Interest	Net change in unrealized appreciation (depreciation) on open Future Contracts	2,016
			Total	$(29,892)

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

During the six months ended September 30, 2021, APOF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2021.

Gross Amounts of Assets Presented
in the Statement of Assets and
Liabilities
Gross
	Amounts	Gross Amounts
	Recognized in	Offset in the	Net Amounts
	the Statements	Statements of	Presented in the
	of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received (1)	Net Amount
Liabilities:
Future Contracts	$1,730,626	$—	$1,730,626	$—	$1,730,626	$—
Total	$1,730,626	$—	$1,730,626	$—	$1,730,626	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

During the six months ended September 30, 2021, ASSF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2021.

				Gross Amounts of Assets in the
				Consolidated Statement of Assets
				and Liabilities
	Amounts
	Recognized in	Gross Amounts
	the	Offset in the	Net Amounts
	Consolidated	Consolidated	Presented in the
	Statements of	Statements of	Consolidated
	Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received (1)	Net Amount
Future Contracts	$1,965,630	$—	$1,965,630	$(149,846)	$—	$1,815,784
Swap Contract	33	—	33	(33)	—	—
Total	$1,965,663	$—	$1,965,663	$(149,879)	$—	$1,815,784

Liabilities:
Future Contracts	$149,846	$—	$149,846	$(149,846)	$—	$—
Swap Contracts	8,449	—	8,449	(33)	8,416	—
Total	$158,295	$—	$158,295	$(149,879)	$8,416	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

During the six months ended September 30, 2021, AMOF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2021.

				Gross Amounts of Assets Presented
				in the Statement of Assets and
				Liabilities
	Amounts	Gross Amounts
	Recognized in	Offset in the	Net Amounts
	the Statements	Statements of	Presented in the
	of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received (1)	Net Amount
Future Contracts	$2,141	$—	$2,141	$—	$—	$2,141
Swap Contracts	312	—	312	(312)	—	—
Total	$2,453	$—	$2,453	$(312)	$—	$2,141

(1) Any over-collateralization of total financial instruments is not shown.

Liabilities:
Swap Contracts	$4,308	$—	$4,308	$(312)	$3,996	$—
Total	$4,308	$—	$4,308	$(312)	$3,996	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

The value of derivative instruments outstanding as of September 30, 2021 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months ended September 30, 2021, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF, ASSF and AMOF.

b)         Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the six months and period ended September 30, 2021, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations as incurred. As of September 30, 2021, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2019 to March 31, 2021, or expected to be taken in the Funds’ March 31, 2022 year-end tax return. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ filings is presently in progress.

c)         Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF, ASSF and ALHF. AIOF, AMOF and ASIF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)         Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)         Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g)         Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)         Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the APOF, ARAF, ASSF, and ALHF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF, AMOF ASIF.

As of September 30, 2021, all costs incurred by each Fund in connection with their offering are payable by the Manager pursuant to an Expense Limitation and Reimbursement Agreement. Such expenses paid by the Manager are subject to reimbursement within three years of the fiscal year during which they were incurred.

i)          Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

j)         Cash and Cash Equivalents – The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Consolidation of Subsidiaries – ACSSF Fund Limited (“ASSF-CFC”) – The Consolidated Financial Statements of ASSF include the accounts of ASSF-CFC, which is a wholly-owned and controlled foreign subsidiary. ASSF consolidates the results of subsidiaries in which ASSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, ASSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as ASSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

ASSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the ASSF’s investment objectives and policies.

A summary of the ASSF’s investments in the ASSF-CFC is as follows:

	Inception Date	ASSF-CFC’s Net Assets	% of Net Assets at
	of ASSF-CFC	at September 30, 2021	September 30, 2021
ASSF-CFC	8/8/2019	$5,727,421	14.16%

The CFC utilizes commodity-based derivative products to facilitate ASSF’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, ASSF may have increased or decreased exposure to one or more of the following risk factors defined below:

Taxation Risk - By investing in commodities indirectly through a CFC, ASSF obtains exposure to the commodities markets within the federal tax requirements that apply to the ASSF.

For tax purposes, the CFC is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, ASSF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ASSF’s investment company taxable income.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

(2)	INVESTMENT TRANSACTIONS

For the six months and period ended September 30, 2021, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
AIOF	$364,435,357	$84,045,923
APOF	$—	$2,335,868
ARAF	$23,390,377	$20,889,321
ASSF	$13,893,339	$26,804,025
ALHF	$28,226,838	$18,986,360
AMOF	$18,775,258	$13,942,643
ASIF	$20,650,846	$898,095

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets of AMOF, 1.25% of ARAF and ALHF, 1.50% of AIOF, 1.75% of APOF and ASSF, such fees to be computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months and period ended September 30, 2021, management fees of $29,025,085, $1,203,637, $ 290,545, $314,150, $196,490, $19,323 and $82,357 were incurred by AIOF, APOF, ARAF, ASSF, ALHF, AMOF and ASIF, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.74%, 2.49% and 1.49% of average daily net assets for Class A, Class C and Class I shares, respectively, for AIOF through July 31, 2022, 2.24%, 2.99% and 1.99% of average daily net assets for Class A, Class C and Class I shares, respectively, for APOF through July 31, 2022, and 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I shares, respectively, for ARAF through July 31, 2022, 1.85%, 2.60%, and 1.60% of average daily net assets for Class A, Class C, and Class I shares, respectively, for ASSF through July 31, 2022, 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I shares, respectively, for ALHF through July 31, 2022, 1.50%, 2.25% and 1.25% of average daily net assets for Class A, Class C and Class I shares, respectively, for AMOF through July 31, 2022, 1.74%, 2.49% and 1.49% of average daily net assets for Class A, Class C and Class I shares, respectively, for ASIF through July 31, 2022. Effective August 1, 2021, the new caps are 1.85%, 2.60% and 1.60% for Class A, Class C and Class I shares, respectively. Each waiver or reimbursement by the Manager is subject to recoupment by the Funds within three years from when that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board. For the six months and period ended September 30, 2021, management fees waived reimbursed by AIOF, ARAF, ASSF, ALHF, AMOF and ASIF were $3,466,784, $63,546, $ 49,471, $ 66,328, $51,822 and $44,397 respectively, pursuant to the Expense Limitation Agreement. For the six months ended September 30, 2021, APOF recaptured $22,017 in previously waived fees.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

For the six months and period ended September 30, 2021, the Manager has waived/reimbursed expenses of the Funds that may be recovered no later than March 31 for the years indicated below:

	2022	2023	2024
AIOF	$4,143,722	$6,274,855	$6,772,123
APOF	75,604	$97,612	40,402
ARAF	$174,465	$151,923	$165,273
ASSF	—	$101,437	$119,849
ALHF	—	$65,191	$97,907
AMOF	—	$47,126	$105,262
ASIF	—	—	$44,397

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months and period ended September 30, 2021, AIOF, APOF, ARAF, ASSF, ALHF, AMOF and ASIF incurred $583,002, $23,134, $9,473, $8,341, $7,216, $3,080 and $3,777 for such fees, respectively, pursuant to the Management Services Agreement.

A trustee and officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of GFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The compliance fees for the six months and period ended September 30, 2021 for AIOF, APOF, ARAF, ASSF, ALHF, AMOF and ASIF incurred $51,717, $4,898, $6,569, $6,285, $6,345, $7,876 and $4,678, respectively.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (“NLD”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from NLD for the sale of Class C shares.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

For the six months and period ended September 30, 2021, the Distributor received the following in underwriter commissions from the sale of shares of the Funds:

AIOF	$66,047
APOF	15,571
ARAF	24,476
ASSF	4,212
ALHF	26,066
AMOF	27,761
ASIF	—
$164,133

(4)	CREDIT FACILITY

Effective January 27, 2021, AIOF amended the revolving, uncommitted $250,000,000 line of credit with U.S. Bank National Association (the “2021 Revolving Credit Agreement”) that is set to expire on July 27, 2021. Borrowings under the 2021 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 28, 2021 through March 31, 2021, amounts outstanding to AIOF under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $250,000,000; (b) 15% of the gross market value of AIOF or (c) 33.33% of AIOF’s daily market value.

Effective July 27, 2021, AIOF amended the revolving, uncommitted $250,000,000 line of credit with U.S. Bank National Association (the “2022 Revolving Credit Agreement”) that is set to expire on January 27, 2022. Borrowings under the 2021 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period April 1, 2021 through September 30, 2021, amounts outstanding to AIOF under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $250,000,000; (b) 15% of the gross market value of AIOF or (c) 33.33% of AIOF’s daily market value.

For the six months ended September 30, 2021, the interest expense was $0 for AIOF. There were no borrowings during the six months outstanding as of September 30, 2021.

(5)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2021, UBS Financial Services, Inc. owned 37.9% of the voting securities of ARAF. Hartz Capital Investments LLC owned 79.8% of ASSF. Charles Schwab & Co. Inc. owned 35.1% of ALHF. National Financial Services LLC owned 28.2% of APOF and 51.9% of AMOF. Kermit Investments LLC owned 37.8% of ASIF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by UBS Financial Services, Inc, Hartz Capital Investments LLC, Kermit Investments LLC, Charles Schwab & Co. Inc. and National Financial Services LLC are also owned beneficially.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the year ended March 31, 2021 and March 31, 2020 was as follows:

	For the Year Ended March 31, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AIOF	$62,790,327	$—	$82,181,206	$—	$144,971,533
APOF	768,936	2,645,581	—	—	3,414,517
ARAF	—	—	—	—	—
ASSF	562,894	—	—	—	562,894
ALHF	304,408	—	—	—	304,408
AMOF	16,251	—	—	—	16,251

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

For the Year Ended March 31, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AIOF	$134,631,815	$—	$23,975,399	$—	$158,607,214
APOF	—	—	—	—	—
ARAF	—	—	—	—	—
ASSF	1,483,963	—	—	—	1,483,963
ALHF	—	—	—	—	—
AMOF	—	—	—	—	—

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The APOF utilized equalization in the amount of $1,603,446 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended March 31, 2021. Net investment income and net realized gains, as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of March 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AIOF	$—	$—	$—	$(2,242,541)	$(676,656,855)	$—	$677,272,469	$(1,626,927)
APOF	—	1,677,507	2,772,208	—	—	—	47,289	4,497,004
ARAF	—	—	—	(38,484)	(996,852)	—	13,654,332	12,618,996
ASSF	—	82,996	—	—	(7,237,915)	46,057	4,982,013	(2,126,849)
ALHF	—	1,758,723	6,349	—	—	—	24,741	1,789,813
AMOF	—	538	—	—	(55,364)	—	11,316	(43,510)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures, options, swaps contracts and passive foreign investment companies, and the ASSF Fund’s wholly owned subsidiary.

The unrealized appreciation in the table above includes unrealized foreign currency gains(losses) of $923, $2,104 and $(101) for ARAF, ASSF, and ALHF, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The ARAF incurred and elected to defer such late year losses of $38,484.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The AIOF incurred and elected to defer such capital losses of $2,242,541.

At March 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
AIOF	$365,606,308	$311,050,547	$676,656,855	$—
APOF	—	—	—	—
ARAF	996,852	—	996,852	1,974,171
ASSF	3,042,810	4,195,105	7,237,915	—
ALHF	—	—	—	86,807
AMOF	52,823	2,541	55,364	267

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, equalization debits and the ASSF Fund’s wholly owned subsidiary, resulted in reclassifications for the Funds for the year ended March 31, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
AIOF	$—	$—
APOF	1,603,446	(1,603,446)
ARAF	(248,704)	248,704
ASSF	1,020,172	(1,020,172)
ALHF	—	—
AMOF	—	—

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
AIOF	$3,229,419,781	$956,117,775	$(58,295,999)	$897,821,776
APOF	151,534,283	869,575	(1,498,729)	(629,154)
ARAF	37,992,748	13,060,032	(1,575,138)	11,484,894
ASSF	29,522,546	3,132,612	(177,320)	2,955,292
ALHF	37,288,661	3,054,733	(4,672,520)	(1,617,787)
AMOF	6,265,188	47,556	(108,889)	(61,333)
ASIF	21,111,724	3,019,813	(228,876)	2,790,937

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

APOF currently invests a significant portion of its assets in the First American Government Obligations Fund, Class U (“FGUXX”). The Fund may redeem its investment in FGUXX at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so. The Fund’s performance will be directly affected by the performance of FGUXX. The financial statements of FGUXX, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2021, the Fund owns 83.6% of FGUXX.

(9)	UNDERLYING FUND RISK

The Funds in the normal course of business make investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market or failure or inability of the counterparty to a transaction to perform. See below for a detailed description of select principal risks.

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Wholly-Owned Subsidiary Risk: Each CFC is not registered under the 1940 Act and is not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and their shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Funds. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk: The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Funds may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures and Forwards Contract Risk: For APOF, ASSF and AMOF the successful use of futures contracts draws upon the Manager’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: APOF, ASSF and AMOF may use derivatives (including options, futures, forwards, swaps and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Market Risk: Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change or climate-related events the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

LIBOR Risk: Changes in the level of LIBOR will affect the amount of interest payable on the LIBOR-based floating rate debt instruments, and it is impossible to predict whether LIBOR will rise or fall. A decline in the level of LIBOR would likely result in a reduction of interest collections on such debt instruments, which would have an adverse effect on the return of the Fund. Some floating rate debt instruments held by the Fund may have LIBOR floors (or minimum interest rate to which the spread or margin is added, to calculate the debt instrument’s overall interest rate), but there is no guarantee that any such LIBOR floor will fully mitigate the risk of falling LIBOR.

The UK Financial Conduct Authority (the “FCA”) and LIBOR’s administrator, ICE Benchmark Administration (the “IBA”), have announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Not all LIBOR-based instruments have an alternative to LIBOR and there is significant uncertainty regarding the effectiveness of alternative methodologies and the potential for market instability. These matters may result in a sudden or prolonged increase or decrease in reported benchmark rates, benchmark rates being more volatile than they have been in the past, and/or fewer debt instruments utilizing given benchmark rates as a component of interest payments. Additionally, in connection with the adoption of another benchmark as a replacement for LIBOR in a debt instrument’s documentation, the interest rate (or method for calculating the interest rate) applicable to that debt instrument may be modified to account for differences between LIBOR and the applicable replacement benchmark used to calculate the rate of interest payable in respect of that instrument, which modification may be based on industry-accepted spread adjustments or recommendations from various governmental and non-governmental bodies. Because of the uncertainty regarding the nature of any replacement rate, the Fund cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time. If the LIBOR replacement rate is lower than market expectations, there could be an adverse impact on the value of debt instruments with floating or fixed-to-floating rate coupons and, in turn, a material adverse impact on the value of the Funds.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(10)	SECURITIES LENDING

ARAF has entered into a Securities Lending Agreement with the US Bank NA (“US Bank”). ARAF can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The cash collateral is invested in short-term investments as noted in the ARAF’s Portfolio of Investments. ARAF also continues to receive interest or dividends on the securities loaned. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the ARAF. A portion of the income generated by the investment in the ARAF’s collateral, net of any rebates paid by US Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to ARAF.

Although risk is mitigated by the collateral, the ARAF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, ARAF has the right to repurchase the securities using the collateral in the open market.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

ARAF receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. ARAF held $ 5,785,301 as of September 30, 2021. The remaining contractual maturity of all securities lending transactions is overnight and continuous. ARAF is not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by ARAF on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the ARAF’s Statement of Operations.

(11)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by the Manager. Companies which are affiliates of the Fund at September 30, 2021, are noted in the APOF’s Portfolio of Investments. Transactions during the six month and period ended September 30, 2021, with companies which are affiliates are as follows:

	Value - Beginning			Sales	Realized	Unrealized	Dividend	Interest	LTCG	Value - End
Affiliated Holding	of Period	Shares	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Income	Income	Distributions	of Period
AlphaCentric Income Opportunities Fund - Class I	$2,317,760	201,369	$—	$2,317,760	$63,909	$—	$—	$—	$—	$—
	$2,317,760	201,369	$—	$2,317,760	$63,909	$—	$—	$—	$—	$—

(12)	LEGAL PROCEEDINGS

On July 30, 2020, an investor in the AIOF (the “Fund”) filed a putative class action in Florida state court, naming the Manager, the Trust, and others as defendants. Plaintiff alleges that AIOF misrepresented that it held no more than 15% of its assets in illiquid securities, among other things, and asserts violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933. The Florida action was dismissed with prejudice on September 22, 2021. On October 14, 2020, the same Plaintiff filed a nearly identical putative class action in New York state court against the same defendants. That complaint was amended on February 26, 2021, which added two additional defendants, including sub-advisor Garrison Point LLC. On May 20, 2020, defendants moved to dismiss the New York action for failure to allege any material misrepresentations or omissions, among other things. We believe this lawsuit is meritless and intend to contest it vigorously.

(12)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

(13)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2021

As a shareholder of one or more of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/2021	9/30/2021	Period *	9/30/2021	Period **

AlphaCentric Income Opportunities Fund – Class A	1.74%	$1,000.00	$1,067.20	$9.02	$1,016.34	$8.80
AlphaCentric Income Opportunities Fund – Class C	2.49%	$1,000.00	$1,063.50	$12.88	$1,012.58	$12.56
AlphaCentric Income Opportunities Fund – Class I	1.49%	$1,000.00	$1,068.50	$7.73	$1,017.60	$7.54

AlphaCentric Premium Opportunity Fund – Class A	2.25%	$1,000.00	$1,023.60	$11.44	$1,013.77	$11.38
AlphaCentric Premium Opportunity Fund – Class C	3.00%	$1,000.00	$1,019.50	$15.20	$1,010.01	$15.13
AlphaCentric Premium Opportunity Fund – Class I	2.00%	$1,000.00	$1,024.80	$10.13	$1,015.06	$10.08

AlphaCentric Robotics and Automation Fund – Class A	1.65%	$1,000.00	$999.40	$8.27	$1,016.80	$8.34
AlphaCentric Robotics and Automation Fund – Class C	2.40%	$1,000.00	$995.20	$12.00	$1,013.04	$12.11
AlphaCentric Robotics and Automation Fund – Class I	1.40%	$1,000.00	$1,000.60	$7.02	$1,018.05	$7.08

AlphaCentric Symmetry Strategy Fund – Class A	2.14%	$1,000.00	$1,049.70	$10.97	$1,014.36	$10.78
AlphaCentric Symmetry Strategy Fund – Class C	2.89%	$1,000.00	$1,044.70	$14.81	$1,010.58	$14.56
AlphaCentric Symmetry Strategy Fund – Class I	1.89%	$1,000.00	$1,049.80	$9.69	$1,015.61	$9.53

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2021

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/2021	9/30/2021	Period *	9/30/2021	Period **

AlphaCentric LifeSci Healthcare Fund – Class A	1.65%	$1,000.00	$996.10	$8.27	$1,016.78	$8.36
AlphaCentric LifeSci Healthcare Fund – Class C	2.40%	$1,000.00	$991.60	$12.00	$1,013.02	$12.13
AlphaCentric LifeSci Healthcare Fund – Class I	1.40%	$1,000.00	$997.40	$7.03	$1,018.03	$7.10

AlphaCentric Municipal Opportunities Fund – Class A	1.50%	$1,000.00	$994.70	$7.51	$1,017.54	$7.59
AlphaCentric Municipal Opportunities Fund – Class C	2.25%	$1,000.00	$991.00	$11.24	$1,013.78	$11.37
AlphaCentric Municipal Opportunities Fund – Class I	1.25%	$1,000.00	$995.80	$6.27	$1,018.79	$6.34

AlphaCentric Strategic Income Fund – Class A ***	1.50%	$1,000.00	$1,018.80	$5.19	$1,017.54	$7.59
AlphaCentric Strategic Income Fund – Class C ***	2.25%	$1,000.00	$1,016.50	$7.78	$1,013.78	$11.37
AlphaCentric Strategic Income Fund – Class I	1.25%	$1,000.00	$1,043.10	$6.42	$1,018.79	$6.34

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

***	AlphaCentric Strategic Income Fund Class A and Class C commenced operations on May 28, 2021 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (125) divided by the number of days in the fiscal year (365).

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2021

Consideration and Approval of the Management Agreement between the Trust and AlphaCentric Advisors, LLC with respect to AlphaCentric Strategic Income Fund

At its regular meeting held on February 19, 2021, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, considered, discussed, and approved the management agreement (the “Management Agreement”) between the Trust and AlphaCentric Advisors, LLC (“AlphaCentric”), with respect to AlphaCentric Strategic Income Fund (“AlphaCentric SI”) .

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and weighing each factor to be considered. The conclusions reached by the Board was based on a comprehensive evaluation and discussion of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approving the Management Agreement. In connection with its deliberations regarding renewal of the Management Agreement, the Board reviewed materials prepared by AlphaCentric.

Nature, Extent and Quality of Services. The Board considered its significant experience with AlphaCentric as advisor to several other series of the Trust, and its strong working relationship with AlphaCentric and its personnel. It noted that AlphaCentric would monitor AlphaCentric SI’s sub-advisor, review AlphaCentric SI’s portfolio on a regular basis, and actively work with the Trust’s chief compliance officer to monitor for regulator compliance. The Board noted that AlphaCentric employed a risk management team to assess and monitor portfolio risk, which would include evaluating AlphaCentric SI’s performance with respect to volatility, drawdowns and returns relative to its investment objective. The Board acknowledged AlphaCentric’s extensive experience overseeing sub-advisors. After discussion, the Board concluded that AlphaCentric had the potential to provide high quality services to AlphaCentric SI and its shareholders.

Performance. The Board noted that the sub-advisor would be primarily responsible for the day-to-day management of AlphaCentric SI’s portfolio. The Board noted that AlphaCentric had demonstrated, as evidenced by the other series of the Trust it managed, that it had the ability to successfully manage and oversee sub-advisors ensuring compliance with portfolio restrictions and limitations. The Board further noted that AlphaCentric’s track record of managing mutual funds gave the Board confidence that AlphaCentric Would provide value to shareholders as advisor to AlphaCentric SI

Fees and Expenses. The Board noted that the 1.50% management fee for AlphaCentric SI was highest of its peer group and equal to the high of the Nontraditional Bond Morningstar category. The Board discussed that the 1.75% net expense ratio for AlphaCentric SI was higher

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2021

than the average and median of its peer group and Morningstar categories, but lower than the highs of each. The Board discussed the level of expertise and skill required to manage a fund like AlphaCentric SI given its broad set of real estate securities and the constant changes in market dynamics and agreed that such skill level justified a higher management fee. The Board discussed the allocation of fees and responsibilities between AlphaCentric and AlphaCentric SI’s sub-advisor and agreed that the allocation was appropriate. The Board concluded that the proposed management fee for AlphaCentric SI was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by AlphaCentric and noted that it anticipated realizing a reasonable profit in connection with its relationship with AlphaCentric SI during the first two years of the Management Agreement. The Board considered that the projected level of profit appeared to be within industry averages. After discussion, the Board agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of AlphaCentric SI and noted that AlphaCentric was not inclined to offer fee concessions at this time due in part to the high (and continuously increasing) costs of sponsoring mutual funds as well as the business and financial risks assumed by AlphaCentric when managing a mutual fund, and the cost of the sub-adviser. The Board noted material economies were not anticipated to be reached during the initial period of the Management Agreement and agreed that the matter of economies of scale would be revisited at the time of the Management Agreement’s renewal if AlphaCentric SI’s size materially increased.

Conclusion. Having requested and received such information from AlphaCentric as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for AlphaCentric SI was reasonable and that approval of the Management Agreement was in the best interests of AlphaCentric SI and its future shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2021

Consideration and Approval of the Sub-Advisory Agreement between AlphaCentric Advisors, LLC and Strategos Fund Management, LLC (nka Goshen Rock Capital, LLC) with respect to AlphaCentric Strategic Income Fund

At its regular meeting held on February 19, 2021, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, considered, discussed, and approved the sub-advisory agreement (the “Sub-Advisory Agreement”) between AlphaCentric Advisors, LLC (“AlphaCentric”) and Strategos Fund Management, LLC (nka Goshen Rock Capital, LLC) (the “Sub-Advisor”), with respect to AlphaCentric Strategic Income Fund (“AlphaCentric SI”) .

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and weighing each factor to be considered. The conclusions reached by the Board was based on a comprehensive evaluation and discussion of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approving the Sub-Advisory Agreement. In connection with its deliberations regarding renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by AlphaCentric.

Nature, Extent and Quality of Services. The Board observed that the key personnel from the Sub-Advisor had extensive investment industry experience. The Board discussed that the Sub-Advisor would be responsible for the implementation of AlphaCentric SI’s investment strategy including the determination of investment decisions and execution of transactions for AlphaCentric SI. The Board noted that the Sub-Advisor would utilize written portfolio guidelines and internal models to ensure compliance with the AlphaCentric SI’s investment limitations. The Board remarked that the Sub-Advisor’s investment team conducted portfolio surveillance and security level stress testing on an ongoing basis, and that its risk committee monitored a wide range of known and potential investment risks. The Board considered that the Sub-Advisor would choose brokers-dealers upon approval of its chief compliance officer who reviewed them for best execution after taking into account their facilities, reliability and financial responsibility among other things. The Board acknowledged that the Sub-Advisor planned to bind errors and omission insurance coverage. The Board agreed that the Sub-Advisor had the experience and resource necessary to provide quality services to AlphaCentric SI.

Performance. The Board reviewed the performance information presented by the Sub-Advisor’s portfolio managers. The Board noted that the predecessor fund to AlphaCentric SI managed by the Sub-Advisor had significantly outperformed the Credit Suisse Hedge Fund Index over the 1-year, 3-year, and 5-year and since inception periods. The Board agreed that the Sub-Advisor had the potential to deliver favorable performance results for AlphaCentric SI shareholders.

Fees and Expenses. The Board noted that the Sub-Advisor would receive 50% of the 1.50% net asset advisor fee for AlphaCentric SI. The Board noted that the maximum sub-advisory fee of 0.75% was below the average for other accounts managed by the Sub-Advisor. The Board discussed the allocation of fees between AlphaCentric and the Sub-Advisor relative to their respective duties and agreed that the allocation was appropriate. The Board noted that the allocation of fees between AlphaCentric and the Sub-Advisor was the product of an arm’s length negotiation between the parties. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to AlphaCentric SI was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by the Sub-Advisor and noted that it anticipated realizing a profit in connection with its relationship with AlphaCentric SI during the first and second year of the Sub-Advisory Agreement. After further discussion, the Board agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of the Sub-Advisor. The Board agreed that this was primarily an advisor level issue and had been considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense.

Conclusions. Having requested and received such information from the Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the future shareholders of AlphaCentric SI.

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2021

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended September 30, 2021, the Trust’s Liquidity Program Administrator, which is a committee (the “Committee”), and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2021

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

MANAGER
AlphaCentric Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

TRANSFER AGENT
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd
151 N. Franklin St.
Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank Trust
RiverCenter (Schlitz Park)
15555 N Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ALPHA-SA21

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 12. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: December 08, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: December 08, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 08, 2021